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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       June 30
Date of reporting period:       December 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

December 31, 2007

2007 Semiannual Report

Tax Free Income Funds

First American Funds Online	1
Holdings Summaries	2
Expense Examples	6
Schedule of Investments	11
Statements of Assets and Liabilities	62
Statements of Operations	64
Statements of Changes in Net Assets	66
Financial Highlights	70
Notes to Financial Statements	80
Notice to Shareholders	89

Mutual fund investing involves risk; principal loss is possible.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2007 Semiannual Report   1

Holdings Summaries

Arizona Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	71.0%
General Obligations[3]	21.1
Certificates of Participation[3]	7.6
Short-Term Investment	0.2
Other Assets and Liabilities, Net[4]	0.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	38.6%
AA	14.5
A	14.7
BBB	22.7
Non-Rated	9.5

100.0%

California Intermediate Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	74.5%
General Obligations[3]	19.8
Certificates of Participation[3]	3.9
Short-Term Investment	0.8
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	52.7%
AA	5.7
A	22.6
BBB	16.3
Non-Rated	2.7

100.0%

California Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	65.4%
General Obligations[3]	21.3
Certificates of Participation[3]	5.2
Short-Term Investments	11.0
Other Assets and Liabilities, Net[4]	(2.9)

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	52.9%
AA	11.9
A	20.2
BBB	12.1
Non-Rated	2.9

100.0%

Colorado Intermediate Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	74.3%
General Obligations[3]	22.4
Certificates of Participation[3]	1.7
Short-Term Investments	1.4
Other Assets and Liabilities, Net[4]	0.2

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	42.1%
AA	12.4
A	18.3
BBB	16.0
CCC	3.4
Non-Rated	7.8

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2007, 21.5%, 9.1%, 12.7%, and 19.7% of net assets in Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, and Colorado Intermediate Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2007 Semiannual Report

Colorado Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	79.2%
General Obligations[3]	9.8
Certificates of Participation[3]	8.8
Short-Term Investment	1.7
Other Assets and Liabilities, Net[4]	0.5

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	31.9%
AA	11.0
A	27.1
BBB	20.7
CCC	2.3
Non-Rated	7.0

100.0%

Intermediate Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	65.0%
General Obligations[3]	30.1
Certificates of Participation[3]	2.2
Short-Term Investment	2.1
Other Assets and Liabilities, Net[4]	0.6

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	56.1%
AA	9.7
A	11.9
BBB	11.2
BB	0.7
CCC	1.3
Non-Rated	9.1

100.0%

Minnesota Intermediate Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	64.2%
General Obligations[3]	32.7
Certificate of Participation[3]	0.5
Short-Term Investments	1.8
Other Assets and Liabilities, Net[4]	0.8

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	34.5%
AA	17.6
A	18.6
BBB	16.0
BB	1.9
Non-Rated	11.4

100.0%

Minnesota Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	90.9%
General Obligations[3]	6.9
Short-Term Investments	1.8
Other Assets and Liabilities, Net[4]	0.4

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	33.7%
AA	9.6
A	20.0
BBB	10.6
BB	0.6
Non-Rated	25.5

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2007, 22.3%, 21.1%, 8.5%, and 12.1% of net assets in Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Minnesota Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2007 Semiannual Report   3

Holdings Summaries  continued

Missouri Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	79.8%
General Obligations[3]	12.3
Certificates of Participation[3]	7.6
Short-Term Investment	0.2
Other Assets and Liabilities, Net[4]	0.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	55.2%
AA	13.3
A	8.9
BBB	11.4
BB	0.0
Non-Rated	11.2

100.0%

Nebraska Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	74.8%
General Obligations[3]	20.3
Certificates of Participation[3]	3.4
Short-Term Investment	0.4
Other Assets and Liabilities, Net[4]	1.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	21.5%
AA	32.1
A	22.0
BBB	4.8
Non-Rated	19.6

100.0%

Ohio Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	55.1%
General Obligations[3]	40.2
Short-Term Investment	4.1
Other Assets and Liabilities, Net[4]	0.6

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	41.1%
AA	29.4
A	16.4
BBB	11.3
Non-Rated	1.8

100.0%

Oregon Intermediate Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

General Obligations[3]	55.2%
Revenue Bonds[3]	41.2
Certificates of Participation[3]	2.7
Short-Term Investment	0.5
Other Assets and Liabilities, Net[4]	0.4

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	54.4%
AA	26.2
A	6.8
BBB	7.5
Non-Rated	5.1

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2007, 16.7%, 5.6%, 11.8%, and 19.8% of net assets in Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund were pre-refunded and escrowed to maturity issues.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2007 Semiannual Report

Holdings Summaries  concluded

Short Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	71.2%
General Obligations[3]	22.6
Short-Term Investment	4.6
Other Assets and Liabilities, Net[4]	1.6

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	42.8%
AA	15.5
A	22.4
BBB	13.8
BB	0.3
Non-Rated	5.2

100.0%

Tax Free Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Revenue Bonds[3]	78.7%
General Obligations[3]	18.0
Certificates of Participation[3]	1.1
Short-Term Investments	1.1
Other Assets and Liabilities, Net[4]	1.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	33.2%
AA	3.8
A	23.5
BBB	22.4
BB	0.5
CCC	0.3
Non-Rated	16.3

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2007, 4.9% and 12.6% of net assets in Short Tax Free Fund and Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2007 Semiannual Report   5

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007, to December 31, 2007.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Arizona Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,015.10	$3.80

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class C Actual[2]	$1,000.00	$1,012.20	$5.82

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class Y Actual[2]	$1,000.00	$1,015.50	$2.53

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 1.51%, 1.22%, and 1.55% for Class A, Class C, and Class Y, respectively.

 California Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,029.20	$3.83

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class Y Actual[4]	$1,000.00	$1,029.40	$3.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.92% and 2.94% for Class A and Class Y, respectively.

6   First American Funds 2007 Semiannual Report

 California Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,024.60	$3.46

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46

Class C Actual[2]	$1,000.00	$1,022.20	$5.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class Y Actual[2]	$1,000.00	$1,025.50	$2.55

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.68%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.46%, 2.22%, and 2.55% for Class A, Class C, and Class Y, respectively.

 Colorado Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,026.20	$4.33

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

Class Y Actual[4]	$1,000.00	$1,028.00	$3.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.62% and 2.80% for Class A and Class Y, respectively.

 Colorado Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[6]	$1,000.00	$1,005.20	$3.78

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class C Actual[6]	$1,000.00	$1,003.20	$5.79

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class Y Actual[6]	$1,000.00	$1,006.50	$2.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2007 of 0.52%, 0.32%, and 0.65% for Class A, Class C, and Class Y, respectively.

 Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[7] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[8]	$1,000.00	$1,027.70	$3.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96

Class Y Actual[8]	$1,000.00	$1,028.20	$3.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[7]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[8]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.77% and 2.82% for Class A and Class Y, respectively.

First American Funds 2007 Semiannual Report   7

Expense Examples  continued

 Minnesota Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,025.30	$3.97

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96

Class Y Actual[2]	$1,000.00	$1,025.90	$3.56

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.53% and 2.59% for Class A and Class Y, respectively.

 Minnesota Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,003.50	$4.43

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.47

Class C Actual[4]	$1,000.00	$1,000.20	$6.79

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

Class Y Actual[4]	$1,000.00	$1,003.50	$3.53

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.88%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 0.35%, 0.02%, and 0.35% for Class A, Class C, and Class Y, respectively.

 Missouri Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[6]	$1,000.00	$1,012.90	$4.81

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82

Class C Actual[6]	$1,000.00	$1,010.90	$6.82

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

Class Y Actual[6]	$1,000.00	$1,014.20	$3.54

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2007 of 1.29%, 1.09%, and 1.42% for Class A, Class C, and Class Y, respectively.

8   First American Funds 2007 Semiannual Report

 Nebraska Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,016.50	$3.80

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class C Actual[2]	$1,000.00	$1,014.60	$5.82

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class Y Actual[2]	$1,000.00	$1,017.80	$2.54

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 1.65%, 1.46%, and 1.78% for Class A, Class C, and Class Y, respectively.

 Ohio Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,024.10	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class C Actual[4]	$1,000.00	$1,022.30	$5.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class Y Actual[4]	$1,000.00	$1,026.40	$2.55

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.41%, 2.23%, and 2.64% for Class A, Class C, and Class Y, respectively.

 Oregon Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[6]	$1,000.00	$1,028.80	$4.33

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

Class Y Actual[6]	$1,000.00	$1,030.60	$3.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.88% and 3.06% for Class A and Class Y, respectively.

 Short Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[7] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[8]	$1,000.00	$1,027.80	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class Y Actual[8]	$1,000.00	$1,028.60	$3.06

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

[7]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[8]	Based on the actual returns for the six-month period ended December 31, 2007 of 2.78% and 2.86% for Class A and Class Y, respectively.

First American Funds 2007 Semiannual Report   9

Expense Examples  concluded

 Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,002.20	$4.13

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17

Class C Actual[2]	$1,000.00	$999.60	$6.79

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

Class Y Actual[2]	$1,000.00	$1,002.90	$3.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.82%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 0.22%, -0.04%, and 0.29% for Class A, Class C, and Class Y, respectively.

10   First American Funds 2007 Semiannual Report

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.7%
Revenue Bonds – 71.0%
Continuing Care Retirement Communities – 7.0%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	200	237
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	356
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	95
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care,
Series A (GNMA)
4.850%, 08/20/2026	750	745
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	400	385
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	196

		2,014

Education – 9.0%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	425	387
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (a)	1,000	1,048
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	149
5.000%, 05/15/2031	500	493
Glendale Industrial Development Authority, Midwestern University, Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 (a)	250	272
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	275	262

		2,611

Healthcare – 21.2%
Arizona Health Facilities Authority, Banner Health, Series A
5.000%, 01/01/2021	280	290
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	285
Arizona Health Facilities Authority, John C. Lincoln Health Network, Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 (a)	150	167
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	176
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	91
Halifax Medical Center, Florida Hospital Revenue, Series A
5.000%, 06/01/2038	375	343
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	400	397
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	130	126
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	250	242
Johnson City, Tennessee Health & Elderly Facilities Authority, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 (a)	100	119
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2025	200	193
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.375%, 07/01/2023	500	513
5.250%, 07/01/2032	100	100
Maricopa County Industrial Development Authority, Mayo Clinic
5.000%, 11/15/2031	500	503
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (a)	1,000	1,099
University Medical Center Corporation, Hospital Revenue
5.000%, 07/01/2016	250	251
5.000%, 07/01/2024	500	475
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A (RAAI)
5.250%, 08/01/2021	375	379
6.000%, 08/01/2033	100	103
Yuma Industrial Development Authority, Yuma Regional Medical Center, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (b)	250	273

		6,125

Housing – 3.5%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	522
6.000%, 07/20/2025	475	490
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5

		1,017

Lease Revenue – 4.6%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	182
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	340

First American Funds 2007 Semiannual Report   11

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project,
Series A (ACA)
5.000%, 10/01/2016	$250	$245
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	567

		1,334

Miscellaneous – 3.7%
Arizona Student Loan Acquisition Authority, Series A (AMT)
5.900%, 05/01/2024	100	104
Greater Arizona Infrastructure Development Authority, Series A (MBIA)
5.625%, 08/01/2020	200	207
Greater Arizona Infrastructure Development Authority, Series B
5.250%, 08/01/2026	750	769

		1,080

Tax Revenue – 11.5%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1 (MBIA)
4.500%, 08/01/2025	750	734
Marana, Tangerine Farms Road Improvement District
4.600%, 01/01/2026	250	229
Peoria Improvement District #0601
4.250%, 01/01/2022	465	451
Phoenix Civic Improvements, Excise Tax Revenue, Municipal Courthouse Project, Series A, Pre-refunded 07/01/2009 @ 101
5.750%, 07/01/2016 (a)	300	315
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	298
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 (c)	500	392
Tempe, Excise Tax Revenue, Series A, Pre-refunded 07/01/2009 @ 100
5.625%, 07/01/2020 (a)	300	312
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	270	253
Yuma Improvement District #68
4.700%, 01/01/2021	365	354

		3,338

Transportation – 1.4%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	412

Utilities – 9.1%
Cottonwood Water Revenue (XLCA)
5.000%, 07/01/2017	250	265
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue
5.000%, 04/01/2017	250	250
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility Revenue, Pre-refunded 04/01/2008 @ 100
5.000%, 04/01/2017 (a)	25	25
5.000%, 04/01/2017 (a)	100	101
Mesa Utility System Revenue (FGIC)
4.500%, 07/01/2028	635	620
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	550	514
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	203
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	354
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2, Mandatory Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	300

		2,632

Total Revenue Bonds		20,563

General Obligations – 21.1%
California State
4.750%, 02/01/2024	100	101
Centerra Community Facilities Distributors
5.500%, 07/15/2029	192	177
Chandler, Pre-refunded 07/01/2010 @ 101
5.800%, 07/01/2018 (a)	250	268
Goodyear Community Facilities Utilities District #1 (AMBAC)
5.000%, 07/15/2032	1,000	1,046
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	171
Peoria, Pre-refunded 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015 (a)	100	103
5.000%, 04/01/2018 (a)	575	589
5.000%, 04/01/2019 (a)	125	128
Phoenix, Pre-refunded 07/01/2010 @ 100
5.250%, 07/01/2019 (a)	350	368
5.375%, 07/01/2025 (a)	750	790
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
5.000%, 07/01/2027	1,000	1,046
Pinal County Unified School District #1, Florence School Improvement Project 2006, Series A (FGIC)
5.000%, 07/01/2027	1,000	1,046
Tucson
5.500%, 07/01/2018	250	281

Total General Obligations		6,114

Certificates of Participation – 7.6%
Arizona Board of Regents, Northern Arizona University Projects (AMBAC)
4.500%, 09/01/2030	500	487
Arizona Board of Regents, Series D (AMBAC)
4.000%, 06/01/2027	1,000	928
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	146
Pinal County
5.000%, 12/01/2014	400	420

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2007 Semiannual Report

Arizona Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Tucson (MBIA)
5.500%, 07/01/2015	$200	$202

Total Certificates of Participation		2,183

Total Municipal Bonds
(Cost $28,569)		28,860

Short-Term Investment – 0.2%
Federated Arizona Municipal Money Market Fund
(Cost $64)	64,332	64

Total Investments – 99.9%
(Cost $28,633)		28,924

Other Assets and Liabilities, Net – 0.1%		33

Total Net Assets – 100.0%		$28,957

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to AMT was $758 which represents 2.6% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

California Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.2%
Revenue Bonds – 74.5%
Continuing Care Retirement Communities – 2.9%
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.375%, 01/01/2012	540	555
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	529
La Verne, Brethren Hillcrest Homes, Series B (ACA)
5.600%, 02/15/2033	500	457

		1,541

Economic Development – 2.0%
Port of Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,000	1,094

Education – 9.8%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.800%, 06/01/2008 (a)	200	202
California Educational Facilities Authority, Claremont Graduate University, Series A
5.000%, 03/01/2020	240	249
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	496
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	684
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	514
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	325
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	436
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	294
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.750%, 03/01/2008	400	401
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Escrowed to Maturity
6.000%, 06/01/2010 (a)	410	437
6.000%, 06/01/2010 (a)	85	90
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (a)	225	233
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (b)	250	267
5.750%, 06/01/2012 (b)	260	278
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	378

		5,284

First American Funds 2007 Semiannual Report   13

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Healthcare – 16.1%
Association of Bay Area Governments Finance Authority, Children’s Hospital, Series A
4.500%, 12/01/2019	$425	$419
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	300	312
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	470
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,200	1,230
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Pre-refunded 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013 (b)	300	317
California State Health Facilities Authority, Casa de las Campanas, Series A, Pre-refunded 08/01/2008 @ 100 (CMI)
5.375%, 08/01/2009 (b)	250	253
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	519
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	430	463
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2020	500	516
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	1,009
Iowa Hospital Revenue, Washington County Hospital Project
5.000%, 07/01/2014	250	252
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	610
Marysville Hospital, Fremont Rideout Health Project, Series A (AMBAC)
5.000%, 01/01/2010	500	516
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	670
Sierra View Health Care District
5.250%, 07/01/2024	500	503
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	700	650

		8,709

Housing – 2.9%
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,072
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	509

		1,586

Lease Revenue – 9.2%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	567
California State Public Works Board, California Community Colleges, Series A
4.875%, 12/01/2018	200	204
California State Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC)
5.000%, 11/01/2016	1,500	1,646
California State Public Works Board, Department of Health Services (MBIA)
5.200%, 11/01/2012	500	521
California State Public Works Board, Department of Mental Health
5.500%, 06/01/2016	540	596
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	150	131
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,286

		4,951

Miscellaneous – 5.8%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	1,000	1,006
Children’s Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (a)	250	252
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	800
5.750%, 02/01/2014	520	587
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
3.630%, 02/01/2012 (d)	535	462

		3,107

Recreational Facility Authority – 1.4%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	220	221
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	562

		783

Tax Revenue – 10.0%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	987

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2007 Semiannual Report

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGTY)
4.125%, 11/01/2017	$205	$209
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	165	167
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	250	251
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.500%, 10/01/2016	260	274
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
4.750%, 10/01/2013	655	696
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	400	390
Rancho Cucamonga Redevelopment Agency, Tax Allocation Revenue, Series A (MBIA)
4.125%, 09/01/2018	310	310
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	500	516
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	292
4.100%, 08/01/2014	325	319
4.250%, 08/01/2016	250	244
Soledad Redevelopment Agency, Tax Allocation Revenue, Series A (XLCA)
4.500%, 12/01/2016	205	213
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.600%, 10/01/2018	280	258
Southern California Logistics Airport Authority (XLCA)
4.250%, 12/01/2018	285	286

		5,412

Transportation – 2.4%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.910%, 10/01/2014 (d)	1,000	770
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	503

		1,273

Utilities – 12.0%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2020	1,025	1,103
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	747
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	231
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	500	509
California Statewide Communities Development Authority, Water Revenue, Series B (FSA)
4.250%, 10/01/2017	635	659
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (b)	405	425
Imperial, Wastewater Treatment Facility (FGIC)
5.000%, 10/15/2020	1,000	1,039
Richmond Wastewater Systems, Pre-refunded 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011 (b)	500	526
Signal Hill, Water Revenue (MBIA)
4.375%, 11/01/2018	345	358
Southern California Public Power Authority, Natural Gas Project Revenue, Project #1, Series A
5.250%, 11/01/2020	500	521
Whittier Utility Authority (MBIA)
4.400%, 06/01/2017	305	315
4.500%, 06/01/2018	65	67

		6,500

Total Revenue Bonds		40,240

General Obligations – 19.8%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
3.243%, 08/01/2008 (d)	860	844
Baldwin Park Unified School District Election of 2002, Zero Coupon Bond (AMBAC)
4.802%, 08/01/2020 (d)	1,000	550
California State
4.000%, 08/01/2015	250	255
5.000%, 02/01/2017	1,000	1,056
5.125%, 04/01/2024	500	514
California State, Water Reservoir Development, Series Q
4.750%, 03/01/2020	200	200
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.615%, 08/01/2019 (d)	400	235
Foothill-De Anza Community College District
6.000%, 08/01/2011	300	324
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	549
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	333
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,000	1,102
Pomona Unified School District, Series A (MBIA)
6.150%, 08/01/2015	500	562
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,185

First American Funds 2007 Semiannual Report   15

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Roseville Joint Union High School District, Election of 2004, Series B (FGIC)
5.000%, 08/01/2018	$550	$593
Roseville Joint Union High School District, Series E
5.200%, 08/01/2020	600	626
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.350%, 09/01/2017 (d)	1,000	660
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (b)	255	272
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	822

Total General Obligations		10,682

Certificates of Participation – 3.9%
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA)
5.400%, 09/01/2013 (b)	300	311
Kern County Board of Education, Series A (MBIA)
5.200%, 05/01/2012	325	334
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A
5.000%, 09/01/2008	200	202
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	305	316
Poway California (AMBAC)
4.500%, 08/01/2016	585	609
Travis Unified School District (FGIC)
4.500%, 09/01/2016	300	314

Total Certificates of Participation		2,086

Total Municipal Bonds
(Cost $51,838)		53,008

Short-Term Investment – 0.8%
Blackrock Liquidity Funds
(Cost $455)	455,357	455

Total Investments – 99.0%
(Cost $52,293)		53,463

Other Assets and Liabilities, Net – 1.0%		524

Total Net Assets – 100.0%		$53,987

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $1,486, which represents 2.8% of total net assets.

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation
California Intermediate Tax Free Fund (concluded)

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2007 Semiannual Report

California Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 91.9%
Revenue Bonds – 65.4%
Continuing Care Retirement Communities – 1.3%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	250	253
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	277

		530

Education – 10.6%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A, Escrowed to Maturity
5.900%, 06/01/2010 (a)	200	212
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	500	515
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	1,006
California Educational Facilities Authority, Woodbury University
4.500%, 01/01/2016	470	455
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A
5.250%, 06/01/2026	400	379
California Municipal Financing Authority, Loma Linda University
4.375%, 04/01/2019	300	294
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	397
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (b)	180	196
6.625%, 06/01/2020 (b)	35	38
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (b)	310	333
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (b)	500	536

		4,361

Healthcare – 10.0%
Association of Bay Area Governments Financial Authority, Children’s Hospital, Series A
4.750%, 12/01/2022	350	347
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	50	52
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	560	574
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	298
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A
5.250%, 07/01/2030	100	96
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (a)	215	231
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI)
5.000%, 10/01/2027	400	401
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	516
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	407
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/2008	400	406
Sierra View Health Care District
5.250%, 07/01/2024	500	503
Turlock California Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	300	279

		4,110

Housing – 2.9%
California State Department of Veterans Affairs, Series C (AMT)
5.500%, 12/01/2019	180	182
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	989

		1,176

Lease Revenue – 7.8%
Apple Valley Public Financing Authority, Lease Revenue, Town Hall Annex Project, Series A (AMBAC)
5.000%, 09/01/2027	500	522
California State Public Works Board, California Community Colleges, Series B
5.500%, 06/01/2019	1,035	1,125
Daly City Housing Development Finance Agency, Senior Franciscan Mobile Home Park, Series A
5.000%, 12/15/2037	500	477
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	1,250	1,092

		3,216

Miscellaneous – 5.4%
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	282
5.800%, 08/01/2022	320	380
5.800%, 08/01/2023	345	410

First American Funds 2007 Semiannual Report   17

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101
5.400%, 06/01/2018 (b)	$455	$484
5.500%, 06/01/2023 (b)	645	687

		2,243

Recreational Facility Authority – 1.4%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (b)	500	562

Tax Revenue – 15.2%
Fortuna Public Financing Authority (AGTY)
5.000%, 11/01/2038	500	513
Grass Valley Community Redevelopment Agency, Tax Allocation Revenue
6.400%, 12/01/2034	400	418
Long Beach Community Facilities District #5, Towne Center Special Tax
6.100%, 10/01/2012	250	253
Los Angeles
5.625%, 03/01/2019	200	211
Los Angeles County Community Facilities District #3, Special Tax, Series A (AMBAC)
5.250%, 09/01/2018	715	747
Montclair Redevelopment Agency, Project Area #3, Series A (AMBAC)
4.500%, 09/01/2027	400	384
Murrieta Community Facilities District #2, The Oaks Area
5.750%, 09/01/2020	125	125
Norco, Special Tax, Community Facilities District #97-1 (AGTY)
4.875%, 10/01/2030	500	505
Palm Desert Financing Authority, Tax Allocation Revenue, Project Area #4, Series A (MBIA)
5.000%, 10/01/2029	1,000	1,025
Poway Unified School District, Special Tax, Community Facilities District #6-4
5.000%, 09/01/2023	250	244
Rancho Cucamonga Redevelopment Agency, Tax Allocation Revenue, Series A (MBIA)
5.000%, 09/01/2034	500	511
San Bernardino Redevelopment Agency, Tax Allocation Revenue, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	350	361
San Francisco City & County Redevelopment Financing Authority, Tax Allocation Revenue, Mission Bay North Redevelopment Project, Series B (RAAI)
4.375%, 08/01/2018	380	368
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	118
4.500%, 10/01/2016	125	118
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A (RAAI)
4.375%, 09/02/2020	365	343

		6,244

Transportation – 0.9%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	111
San Francisco Airport Commission, SFO Fuel Company (AMT) (FSA)
5.625%, 01/01/2012	250	256

		367

Utilities – 9.9%
Bakersfield Wastewater Revenue, Series A (FSA)
5.000%, 09/15/2032	160	167
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects (FGIC)
5.000%, 11/01/2023	1,040	1,104
Burlingame Finance Authority, Wastewater Revenue (FSA)
4.250%, 04/01/2026	730	713
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2 (AMT)
5.400%, 04/01/2025	500	492
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AGTY) (AMT)
5.000%, 07/01/2027	250	231
Compton Sewer Authority (MBIA)
5.375%, 09/01/2023	1,150	1,186
South Bayside Waste Management Authority (AMBAC)
5.750%, 03/01/2020	150	157

		4,050

Total Revenue Bonds		26,859

General Obligations – 21.3%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
3.240%, 08/01/2016 (b) (d)	700	457
Bassett Unified School District Election of 2006 (FSA)
5.000%, 08/01/2027	500	522
California State
5.000%, 02/01/2024	700	720
4.500%, 08/01/2026	500	481
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (b)	35	37
5.250%, 10/01/2019 (b)	105	111
5.250%, 10/01/2019 (b)	460	486
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	531
Los Angeles Unified School District, Election 2002, Series B (AMBAC)
4.500%, 07/01/2025 (e)	1,500	1,493
Palm Springs Unified School District, Election 2004, Series B (FSA)
4.750%, 08/01/2035	2,265	2,288
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	1,007
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	208
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (b)	400	424

Total General Obligations		8,765

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2007 Semiannual Report

California Tax Free Fund (continued )
DESCRIPTION	PAR/SHARES	VALUE

Certificates of Participation – 5.2%
Escondido, Series A (FGIC)
5.625%, 09/01/2020	$140	$149
Escondido, Series A, Pre-refunded 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020 (b)	160	172
Los Angeles, Sonnenblick del Rio Senior Lien (AMBAC)
6.000%, 11/01/2019	330	355
Ramona Unified School District, Convertible CABs (FGIC)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 (c)	500	412
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101
6.250%, 03/01/2021 (b)	250	261
Roseville Water Utility (MBIA)
4.750%, 12/01/2023	750	765

Total Certificates of Participation		2,114

Total Municipal Bonds
(Cost $36,890)		37,738

Short-Term Investments – 11.0%
Money Market Fund – 8.6%
Blackrock Liquidity Funds	3,530,009	3,530
Variable Rate Demand Note (f) – 2.4%
California Statewide Communities Development Authority, Sweep Loan Program, Series A (LOC: Citibank)
3.360%, 08/01/2035	1,000	1,000

Total Short-Term Investments
(Cost $4,530)		4,530

Total Investments – 102.9%
(Cost $41,420)		42,268

Other Assets and Liabilities, Net – (2.9)%		(1,179)

Total Net Assets – 100.0%		$41,089

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(e)	Security purchased on a when-issued basis. On December 31, 2007, the total cost of investment purchased on a when-issued basis was $1,485 or 3.6% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2007.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $2,155, which represents 5.2% of total net assets.

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation
California Tax Free Fund (concluded)

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

First American Funds 2007 Semiannual Report   19

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Colorado Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.4%
Revenue Bonds – 74.3%
Continuing Care Retirement Communities – 1.5%
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	250	242
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	503

		745

Education – 11.3%
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	223
4.750%, 12/01/2015	230	233
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.000%, 06/15/2018	240	247
5.000%, 06/15/2019	255	261
5.000%, 06/15/2020	265	270
Colorado State Board of Governors University Enterprise System Revenue, Series B (FGIC)
4.250%, 03/01/2017	500	512
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	230	241
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	495	526
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	469
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	228
4.500%, 04/01/2019	240	241
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	550	542
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC)
4.250%, 10/01/2019	725	727
4.375%, 10/01/2020	725	728

		5,448

Healthcare – 20.9%
Aspen Valley Hospital
4.375%, 10/15/2014	560	553
Colorado State Health Facilities Authority, Adventist Health, Sunbelt, Series E
5.000%, 11/15/2012	500	520
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	522
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	135	144
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (b)	215	241
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	250	259
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	475
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	895
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	700	705
Colorado State Health Facilities Authority, Parkview Medical Center
5.750%, 09/01/2008	250	253
Colorado State Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.500%, 09/01/2009 (a)	500	519
Colorado State Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	512
Colorado State Health Facilities Authority, The Devereux Foundation (RAAI)
4.200%, 11/01/2013	80	79
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	307
5.750%, 01/15/2022	800	814
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	165	169
5.000%, 05/15/2013	500	513
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	414
Delta County Memorial Hospital District
5.350%, 09/01/2017	500	506
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.400%, 04/01/2008	335	336
5.500%, 04/01/2009	355	360
Montrose Memorial Hospital
5.300%, 12/01/2013	260	266
5.450%, 12/01/2014	390	402
University of Colorado Hospital Authority, Pre-refunded 11/15/2011 @ 100
5.000%, 11/15/2014 (b)	300	318

		10,082

Housing – 3.7%
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
4.000%, 05/01/2012	270	270
4.000%, 11/01/2012	270	269
4.550%, 11/01/2017	1,000	998
5.200%, 11/01/2027	250	249

		1,786

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2007 Semiannual Report

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Lease Revenue – 1.1%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	$500	$543

Miscellaneous – 6.1%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	253
4.900%, 07/01/2010	265	270
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2013	700	729
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	900	901
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	800	814

		2,967

Recreational Facility Authority – 1.1%
Hyland Hills Metropolitan Park & Recreation District, Series A
6.100%, 12/15/2009	210	212
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	300	295

		507

Revolving Fund – 0.1%
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A (FGIC)
5.700%, 11/01/2015	55	59

Tax Revenue – 3.5%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	300	316
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	532
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	249
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	101
4.600%, 06/01/2014	225	227
Westminster Special Purpose Sales & Use Tax, Post Project, Series D (FSA)
4.250%, 12/01/2018	250	258

		1,683

Transportation – 15.6%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,067
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
4.340%, 09/01/2017 (c)	1,575	1,040
4.590%, 09/01/2019 (c)	960	565
4.830%, 09/01/2022 (c)	1,000	496
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (d)	500	453
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	130	123
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (a) (d)	750	701
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (a) (d)	2,000	1,892
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 (a) (d)	1,000	956
Walker Field Public Airport Authority Revenue
4.500%, 12/01/2016	275	266

		7,559

Utilities – 9.4%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.750%, 12/01/2008 (a)	160	164
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	195
Boulder Water & Sewer, Escrowed to Maturity
5.750%, 12/01/2010 (a)	1,545	1,657
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2017	500	536
Colorado Water Resource & Power Development Authority, Small Water Resources, Series A, Pre-refunded 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015 (b)	45	48
Denver City & County Wastewater (FGIC)
5.250%, 11/01/2017	1,260	1,354
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	580

		4,534

Total Revenue Bonds		35,913

General Obligations – 22.4%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,047
Cordillera Metropolitan School District, Eagle County (RAAI)
5.000%, 12/01/2013	620	638
Denver City & County, Medical Facilities
4.000%, 08/01/2016	1,000	1,022
Denver West Metropolitan School District
4.125%, 12/01/2014	150	148
4.200%, 12/01/2015	480	474
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
3.760%, 12/15/2015 (c)	335	249
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.250%, 12/01/2015	460	421

First American Funds 2007 Semiannual Report   21

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Colorado Intermediate Tax Free Fund
DESCRIPTION	PAR/SHARES	VALUE

Garfield County School District #RE-2 (FSA) (STAID)
5.250%, 12/01/2019	$1,530	$1,640
Grand County School District #002, East Grand (FSA) (STAID)
4.250%, 12/01/2016	500	519
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,060
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	560	481
Pueblo County School District #070, Pueblo Rural (FGIC) (STAID)
5.000%, 12/01/2019	910	996
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	408
Sterling Hills West Metropolitan District (FSA)
4.250%, 12/01/2016	200	210
4.750%, 12/01/2018	250	269
Westglenn Metropolitan District
6.000%, 12/01/2014	1,220	1,257

Total General Obligations		10,839

Certificates of Participation – 1.7%
Garfield County Building Corporation (AMBAC)
5.300%, 12/01/2011	400	419
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	410

Total Certificates of Participation		829

Total Municipal Bonds
(Cost $46,217)		47,581

Short-Term Investments – 1.4%
Money Market Fund – 1.0%
First American Tax Free Obligations Fund, Class Z (e)	462,303	462

Variable Rate Demand Note (f) – 0.4%
Colorado State Educational & Cultural Facilities Authority, National Jewish Federation Board Program (LOC: Bank of America)
3.750%, 07/01/2029	200	200

Total Short-Term Investments
(Cost $662)		662

Total Investments – 99.8%
(Cost $46,879)		48,243

Other Assets and Liabilities, Net – 0.2%		115

Total Net Assets – 100.0%		$48,358

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at December 31, 2007.

(d)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
Colorado Intermediate Tax Free Fund (concluded)

(f)	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2007.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $1,909, which represents 3.9% of net assets.

COMTGY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2007 Semiannual Report

Colorado Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.8%
Revenue Bonds – 79.2%
Continuing Care Retirement Communities – 5.5%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	100	93
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.250%, 12/01/2025	200	195
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	350	358
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	200
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	95
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	325	313

		1,254

Education – 16.8%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	350	319
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project, Series A (SMO)
4.625%, 12/15/2028	330	311
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
5.250%, 06/15/2029	500	503
Colorado State Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.850%, 12/01/2025	250	238
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 (a)	200	216
Colorado State Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	255
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	350	372
Colorado State Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
5.000%, 04/01/2037	750	735
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project
4.500%, 11/01/2015	300	296
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC)
4.375%, 10/01/2020	560	562

		3,807

Healthcare – 25.0%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	340
Colorado Health Facilities, Parkview Medical Center Project, Series B
5.000%, 09/01/2029	500	483
Colorado State Health Facilities Authority, Evangelical Lutheran
6.900%, 12/01/2025	60	64
Colorado State Health Facilities Authority, Evangelical Lutheran, Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 (a)	90	101
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
5.250%, 06/01/2034	230	226
Colorado State Health Facilities Authority, Evangelical Lutheran Project
5.000%, 06/01/2016	100	103
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.250%, 07/01/2027	300	261
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.625%, 12/01/2024	325	302
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project
5.375%, 01/01/2016	300	302
Colorado State Health Facilities Authority, Parkview Medical Center, Escrowed to Maturity
5.600%, 09/01/2011 (b)	300	325
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (a)	600	677
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	336
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.000%, 01/15/2020	250	249
5.800%, 01/15/2027	500	505
Delta County Memorial Hospital District
5.350%, 09/01/2017	220	223
Denver Health & Hospital Authority, Healthcare Revenue, Series A
4.750%, 12/01/2027	250	224
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	325	297
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	100	97
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	225	218
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	102
Montrose Memorial Hospital
6.375%, 12/01/2023	130	138

First American Funds 2007 Semiannual Report   23

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	$100	$90

		5,663

Housing – 1.9%
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4
5.900%, 04/01/2031	100	102
Colorado State Housing & Finance Authority, Series E-2 (AMT)
7.000%, 02/01/2030	45	48
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2 (AMT)
7.450%, 10/01/2016	5	5
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2 (AMT)
7.100%, 04/01/2017	25	26
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AMT) (FSA)
5.200%, 11/01/2027	250	249

		430

Miscellaneous – 3.8%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures
5.250%, 06/01/2021	750	764
Denver City & County, Helen G. Bonfils Foundation Project, Series B
5.125%, 12/01/2017	100	100

		864

Recreational Facility Authority – 2.1%
Denver Convention Center, Hotel Authority Revenue (XLCA)
4.500%, 12/01/2025	500	472

Tax Revenue – 5.8%
Douglas County Sales & Use Tax Revenue (FSA)
5.625%, 10/15/2020	200	211
Highlands Ranch Metropolitan School District #2 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Pre-refunded 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018 (a)	100	106
Park Meadows Business Improvement District, Shared Sales Tax
5.300%, 12/01/2027	475	461
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	320
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	210	197

		1,315

Transportation – 10.7%
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	75	71
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014 (b) (c)	750	701
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (b) (c)	500	473
Northwest Parkway Public Highway Authority, Convertible CABs, Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 (a) (c)	1,000	970
Walker Field Public Airport Authority Revenue
4.750%, 12/01/2027	250	220

		2,435

Utilities – 7.6%
Arapahoe County Water & Wastewater, Series B (MBIA)
5.000%, 12/01/2026	250	258
Boulder Water & Sewer, Pre-refunded 12/01/2010 @ 100
5.700%, 12/01/2019 (a)	300	322
Broomfield Water Activity Enterprise (MBIA)
5.500%, 12/01/2019	400	426
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	262
Fort Collins Wastewater Utility Enterprise (FSA)
5.500%, 12/01/2020	300	316
Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.375%, 10/01/2026	150	139

		1,723

Total Revenue Bonds		17,963

General Obligations – 9.8%
Antelope Water System
4.875%, 12/01/2025	175	172
Boulder Open Space Acquisition, Pre-refunded 08/15/2010 @ 100
5.450%, 08/15/2016 (a)	350	369
Bromley Park Metropolitan District #2, Series A (RAAI)
5.000%, 12/01/2027	500	487
El Paso County School District #49, Falcon, Series A, Pre-refunded 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018 (a)	200	221
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
4.500%, 12/01/2027	375	297
Midcities Metropolitan School District #2 (RAAI)
5.125%, 12/01/2030	200	193
North Range Metropolitan District #1 (ACA)
4.500%, 12/15/2031	300	225
Sterling Hills West Metropolitan District (FSA)
4.750%, 12/01/2018	250	269

Total General Obligations		2,233

Certificates of Participation – 8.8%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC)
5.250%, 02/15/2021 (a)	200	208
Broomfield County Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	843

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2007 Semiannual Report

Colorado Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Broomfield County, Westminster Open Space Foundation
4.625%, 12/01/2025	$330	$322
Colorado Springs Old City Hall Project (FSA)
5.500%, 12/01/2017	200	212
5.500%, 12/01/2020	200	211
Pueblo County, Capital Construction
5.000%, 12/01/2024	200	199

Total Certificates of Participation		1,995

Total Municipal Bonds
(Cost $21,930)		22,191

Short-Term Investment – 1.7%
First American Tax Free Obligations Fund, Class Z (d)
(Cost $390)	390,232	390

Total Investments – 99.5%
(Cost $22,320)		22,581

Other Assets and Liabilities, Net – 0.5%		108

Total Net Assets – 100.0%		$22,689

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $661, which represents 2.9% of net assets.

CIFG –	CDC IXIS Financial Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

XLCA –	XL Capital Assurance Inc.

Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.3%
Alabama – 1.4%
Revenue Bonds – 1.4%
Alabama State Docks Department, Pre-refunded 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010 (a)	3,000	3,109
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (b)	1,150	1,251
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	821
Huntsville Electric System Revenue (FSA)
4.000%, 12/01/2018	1,330	1,340
Montgomery BMC Special Care Facilities Revenue, Baptist Health, Series A-2, Pre-refunded 11/15/2014 @ 100 (MBIA)
5.000%, 11/15/2016 (a)	2,000	2,174

		8,695

Alaska – 0.1%
Revenue Bond – 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	375

Arizona – 3.5%
Revenue Bonds – 1.7%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	155
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,300	3,916
Phoenix Street & Highway User, Escrowed to Maturity
6.500%, 07/01/2009 (b)	180	182
6.250%, 07/01/2011 (b)	900	910
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,276
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	4,019

		10,458

General Obligations – 1.1%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2016	1,000	1,021
1.000% through 07/01/2009, thereafter 5.000%, 07/01/2017	1,050	1,072
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,070
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004, Series B (FSA)
4.750%, 07/01/2018	1,150	1,228
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC)
4.375%, 07/01/2018	1,000	1,035
4.500%, 07/01/2019	1,000	1,034

		6,460

First American Funds 2007 Semiannual Report   25

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Certificate of Participation – 0.7%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	$4,120	$4,308

		21,226

Arkansas – 0.9%
Revenue Bonds – 0.9%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 (b)	1,290	1,352
University of Arkansas, Fayetteville, Series B (FGIC)
4.500%, 11/01/2016	2,000	2,086
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,078
Washington County Hospital Revenue, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,164

		5,680

California – 5.9%
Revenue Bonds – 3.5%
ABAG Financial Authority for Nonprofit California Revenue, Children’s Hospital, Series A
4.500%, 12/01/2018	1,525	1,521
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
3.910%, 10/01/2014 (d)	2,000	1,540
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	952
Association of Bay Area Governments Financial Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	342
5.000%, 08/15/2017	1,215	1,255
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	987
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	249
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 (b)	1,245	1,341
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A
5.000%, 03/01/2030	700	696
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,191
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,281
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	509
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 (c)	1,600	1,398
Golden State Tobacco Securitization Corporation, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 (a)	2,450	2,584
Port Oakland, Series B (MBIA)
5.000%, 11/01/2018	1,470	1,609
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	593
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,400	1,310
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation, Series A (AMBAC)
5.000%, 11/01/2021	995	1,050
Woodland Financial Authority (XLCA)
4.700%, 03/01/2019	815	837

		21,245

General Obligations – 2.4%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,565	1,708
California State
5.000%, 02/01/2016	1,000	1,058
5.000%, 02/01/2017	2,000	2,113
4.000%, 08/01/2017	2,000	2,003
5.000%, 11/01/2018	245	254
5.000%, 08/01/2019	500	529
5.000%, 02/01/2021	1,500	1,548
5.000%, 12/01/2023	1,000	1,037
5.125%, 04/01/2024	500	515
California State, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 (a)	15	16
Chabot-Las Positas Community College District, Election of 2004-B, Zero Coupon Bond (AMBAC)
4.615%, 08/01/2019 (d)	1,390	818
Roseville Joint Unified High School District
5.100%, 08/01/2019	390	407
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
4.350%, 09/01/2017 (d)	1,000	660
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond (MBIA)
4.150%, 08/01/2016 (d)	2,000	1,402
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
4.930%, 08/01/2023 (d)	2,030	951

		15,019

		36,264

Colorado – 8.3%
Revenue Bonds – 7.7%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A (MBIA)
4.375%, 09/01/2017	5,000	5,165
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.370%, 09/01/2010 (b) (d)	9,320	8,525

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2007 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	$640	$655
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (a)	1,200	1,343
Colorado State Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School, Series A (SMO)
4.750%, 06/15/2022	175	172
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (b)	500	531
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (a)	1,500	1,698
7.250%, 12/01/2021 (a)	1,500	1,723
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (b)	825	862
Colorado State Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	580
5.250%, 01/01/2015	620	595
Colorado State Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	503
Colorado State Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America Care, Series A
5.200%, 07/01/2022	1,000	909
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,220
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
4.320%, 07/15/2020 (b) (d)	10,000	5,851
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	512
5.000%, 05/15/2013	405	415
Colorado State Housing Finance Authority, Series A-2
7.150%, 11/01/2014	15	15
E-470 Public Highway Authority, Series C, Convertible CABs (MBIA)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 (c)	1,500	1,359
Fort Lewis College Board, Trustees Enterprise Revenue, Series A (FGIC)
4.250%, 10/01/2019	335	336
Fort Lewis College Board, Trustees Enterprise Revenue, Series B-1 (FGIC)
4.375%, 10/01/2021	1,030	1,025
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	326
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	492
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.450%, 12/01/2011 (b) (d)	5,500	4,810
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,247
Northwest Parkway Public Highway Authority, Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 (b) (c)	2,750	2,601
Platte River Power Authority, Series GG (FSA)
4.500%, 06/01/2017	1,925	2,042
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	959

		47,471

General Obligations – 0.6%
El Paso County School District #2, Harrison, Pre-refunded 12/01/2011 @ 100 (FGIC) (STAID)
5.500%, 12/01/2016 (a)	1,280	1,390
Fiddlers Business Improvement District, Greenwood Village, Series 1 (ACA)
5.000%, 12/01/2022	1,000	902
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016	385	391
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	849

		3,532

		51,003

Connecticut – 0.2%
Revenue Bond – 0.2%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,229

Florida – 0.6%
Revenue Bond – 0.2%
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,426

Certificate of Participation – 0.4%
Clay County School Board, Series B (MBIA)
5.000%, 07/01/2018	2,205	2,339

		3,765

Georgia – 0.5%
Revenue Bond – 0.3%
Atlanta Tax Allocation, Atlantic Station Project (AGTY)
4.375%, 12/01/2018	2,000	2,038

General Obligations – 0.2%
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 (c)	500	458
Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 (c)	265	243

First American Funds 2007 Semiannual Report   27

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Fayette County School District, Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 (c)	$300	$276

		977

		3,015

Idaho – 0.4%
Revenue Bond – 0.2%
University of Idaho, University Revenue, Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	1,035

Certificates of Participation – 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	501
5.250%, 09/01/2015	295	296
5.250%, 09/01/2016	500	498

		1,295

		2,330

Illinois – 16.8%
Revenue Bonds – 8.1%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,428
Chicago, Single Family Mortgages, Series A (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	5	5
Chicago Water, Zero Coupon Bond (FGIC)
3.343%, 11/01/2009 (d)	6,450	6,070
Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 (b)	480	528
Illinois Development Finance Authority, Midwestern University, Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 (a)	350	382
Illinois Educational Facilities Authority, Art Institute of Chicago, Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	498
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	964
5.500%, 05/15/2015	1,000	965
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	924
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,394
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,271
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	2,035
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	497
5.400%, 04/01/2027	1,750	1,709
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,372
Illinois Sports Facilities Authority, State Tax Supported,Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 (c)	1,405	1,333
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 (c)	1,620	1,580
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (FSA)
4.210%, 01/01/2018 (d)	2,750	1,813
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (a)	1,025	1,119
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (b)	1,320	1,423
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 (b)	645	800
Illinois State Health Facilities Authority, St. Benedict, Series 2003A-2
5.750%, 11/15/2015	2,750	2,756
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,604
5.100%, 06/15/2010	2,000	2,092
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (FGIC)
5.550%, 12/15/2011	675	711
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
3.230%, 06/15/2009 (b) (d)	1,465	1,398
Metropolitan Pier & Exposition Authority, State Sales Tax, Series B, Convertible CABs (MBIA)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 (c)	1,000	879
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (b)	5,570	5,951
Southwestern Illinois Development Authority Revenue, Anderson Hospital
5.125%, 08/15/2026	2,000	1,913
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
5.000%, 10/01/2018	1,000	1,084

		49,498

General Obligations – 8.7%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,916
Champaign County Community School District #004
8.250%, 01/01/2009	100	105
Champaign County Community School District #004, Escrowed to Maturity
8.250%, 01/01/2009 (b)	1,215	1,277
Chicago, City Colleges, Zero Coupon Bond (FGIC)
4.080%, 01/01/2015 (d)	10,000	7,537
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,098
Chicago, Project & Refunding, Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 (b)	2,655	2,814

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2007 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	$2,345	$2,480
Chicago, Series A,Convertible CABs (MBIA)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 (c)	2,000	1,902
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,129
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
3.860%, 12/01/2013 (d)	2,440	1,946
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
3.500%, 12/01/2011 (d)	3,625	3,164
Cook County High School District #209, Proviso Township (FSA)
5.000%, 12/01/2016	1,000	1,101
Cook County School District #088, Bellwood, Series B (FSA)
5.000%, 12/01/2017	1,675	1,803
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
3.970%, 12/01/2015 (d)	2,250	1,648
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,109
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,912
Elk Grove Village (MBIA)
4.125%, 01/01/2019	1,000	1,004
Illinois State, First Series
5.500%, 08/01/2015	4,500	4,748
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,787
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,418
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
4.420%, 12/01/2019 (d)	2,100	1,247
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	541
Southwestern Illinois Development Authority Revenue, Edwardsville Community (FSA)
5.000%, 12/01/2017	1,000	1,102
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
4.210%, 11/01/2017 (d)	3,870	2,569
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
4.210%, 01/01/2017 (d)	3,000	2,062

		53,419

		102,917

Indiana – 1.9%
Revenue Bonds – 1.7%
Anderson Economic Development Revenue, Anderson University Project
5.000%, 10/01/2017	710	714
Avon Community School Building, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,027
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA)
5.750%, 07/15/2018 (a)	1,000	1,094
Franklin Township School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (b)	1,235	1,286
Indiana Transportation Finance Authority, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 (b)	180	194
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,000
Indiana University, Series K, Zero Coupon Bond (MBIA)
3.500%, 08/01/2011 (d)	250	221
Portage Multi-School Building, First Mortgage (MBIA) (STAID)
4.000%, 07/15/2018	1,250	1,256
St. Joseph County Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	444
5.550%, 05/15/2019	230	221
St. Joseph County Hospital Authority (MBIA)
4.750%, 08/15/2012	1,000	1,011
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 (a)	775	847

		10,315

General Obligation – 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,241

		11,556

Iowa – 2.0%
Revenue Bonds – 2.0%
Coralville Urban Renewal Revenue, Tax Increment, Series C
5.000%, 06/01/2016	1,000	1,018
Iowa Finance Authority Health Facilities Revenue, Care Initiatives Project, Series A
5.250%, 07/01/2013	1,250	1,276
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	500	482
Iowa Higher Education Authority, Central College (RAAI)
5.450%, 10/01/2026	1,000	1,009
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (a)	2,000	2,189
Iowa Higher Education Authority, Wartburg College Project, Series A
4.700%, 10/01/2016	925	918
4.750%, 10/01/2017	1,100	1,089
4.800%, 10/01/2018	1,155	1,137
5.000%, 10/01/2023	1,475	1,427
Muscatine Electric, Escrowed to Maturity
9.700%, 01/01/2013 (b)	1,590	1,796

		12,341

First American Funds 2007 Semiannual Report   29

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Kansas – 2.8%
Revenue Bonds – 2.2%
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.540%, 05/01/2012 (b) (d)	$7,500	$6,442
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,400
Kansas State Development Finance Authority, Kansas State Projects, Series K (MBIA)
4.500%, 11/01/2019	1,850	1,915
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	1,009
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	697
5.750%, 11/15/2014	765	754
5.750%, 11/15/2015	820	810
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	315	319

		13,346

General Obligations – 0.6%
Johnson County Unified School District #231, Series B (AMBAC)
4.000%, 10/01/2017	800	813
Johnson County Unified School District #232, Series A (FSA)
4.250%, 09/01/2016	2,000	2,084
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,138

		4,035

		17,381

Kentucky – 0.2%
Revenue Bonds – 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (b)	475	492
6.000%, 07/01/2011 (b)	440	466

		958

Louisiana – 0.7%
Revenue Bonds – 0.5%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	650	667
Louisiana Public Facilities Authority, Pennington Medical Foundation Project
5.000%, 07/01/2021	1,000	1,010
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,497

		3,174

General Obligation – 0.2%
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,395

		4,569

Maine – 0.5%
Revenue Bond – 0.1%
Maine Health & Higher Education Facilities Authority, Series B (FGIC)
4.125%, 07/01/2018	740	743

General Obligation – 0.4%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,144

		2,887

Maryland – 0.3%
Revenue Bonds – 0.3%
Maryland State Department of Transportation
4.250%, 02/15/2017	1,000	1,045
Westminster Educational Facilities Revenue, McDaniel College
5.000%, 11/01/2013	350	364
4.000%, 11/01/2015	700	670

		2,079

Massachusetts – 3.9%
Revenue Bonds – 3.2%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	1,950	1,895
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,213
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,087
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,107
Massachusetts State Development Finance Agency, Health Care Facilities Revenue, Adventcare Project, Series A
6.650%, 10/15/2028	2,500	2,363
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,162
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A (MBIA)
5.100%, 07/01/2010	3,000	3,035
Massachusetts State Port Authority, Escrowed to Maturity
13.000%, 07/01/2013 (b)	3,330	4,282
Massachusetts State, Multifamily Housing, Escrowed to Maturity (FHA)
6.350%, 04/01/2008 (b)	220	221

		19,365

General Obligations – 0.7%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (a)	3,000	3,164
Springfield, State Qualified Municipal Purpose (FSA) (STAID)
4.500%, 08/01/2020	1,400	1,446

		4,610

		23,975

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2007 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Michigan – 3.6%
Revenue Bonds – 2.4%
Detroit Water Supply, Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 (b)	$285	$302
Michigan Municipal Board Authority, Local Government Loan Program, Series B, Group A (AMBAC)
5.000%, 12/01/2018	700	758
Michigan State Grant Anticipation Bonds (FSA)
4.500%, 09/15/2015	2,490	2,647
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 (a)	3,500	3,833
Michigan State Housing Development Authority, Green Hill Project (FNMA)
5.125%, 07/15/2008	435	436
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 (b)	1,300	1,578
Wayne Charter County Airport, Series A (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,130

		14,684

General Obligations – 1.2%
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,147
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,292
Lakeview Public Schools, Pre-refunded 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014 (a)	1,985	2,100
Marysville Public School District, School Building & Site (FSA) (MQSBLF)
4.250%, 05/01/2018	630	649
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 (a)	2,000	2,101

		7,289

		21,973

Minnesota – 3.4%
Revenue Bonds – 3.2%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,563
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,165	1,228
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,034
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,039
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (b)	760	899
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A
5.875%, 11/15/2011	2,135	2,267
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	303
Minnesota State Municipal Power Agency, Electric Revenue
4.375%, 10/01/2025	1,800	1,691
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	1,948
Northfield Hospital Revenue
5.000%, 11/01/2012	785	795
St. Paul Housing & Redevelopment Authority (AMBAC)
6.500%, 02/01/2009	1,315	1,338
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	1,235	1,311
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (a)	2,335	2,402

		19,818

General Obligation – 0.2%
Fridley Independent School District #014, Series A (FSA) (STAID)
5.000%, 02/01/2017	1,030	1,136

		20,954

Mississippi – 0.2%
Revenue Bond – 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems, Series A
5.000%, 08/15/2016	1,440	1,492

Missouri – 1.6%
Revenue Bonds – 1.6%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,388
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	750
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
4.200%, 01/01/2018	1,000	1,011
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,140
Missouri State Financial Board Revenue, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,157
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	850	838
4.375%, 02/01/2016	930	909
Osage Beach Tax Increment, Prewitts Project
4.800%, 05/01/2016	1,650	1,565

		9,758

First American Funds 2007 Semiannual Report   31

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Montana – 1.0%
Revenue Bonds – 1.0%
Montana Facilities Finance Authority Revenue, Benefits Health System (AGTY)
5.000%, 01/01/2017	$1,000	$1,077
Montana Facilities Finance Authority Revenue, Health Care Facilities, Master Loan Project, Northeast Montana, Series B
4.500%, 05/01/2018	455	458
Montana Facilities Finance Authority Revenue, Senior Living, St. Johns Lutheran, Series A
5.750%, 05/15/2016	1,800	1,797
6.000%, 05/15/2025	1,675	1,643
Montana State Board of Regents Higher Education Revenue, Montana State University, Series K (AMBAC)
4.250%, 11/15/2018	1,100	1,127

		6,102

Nebraska – 1.7%
Revenue Bonds – 1.5%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGTY)
5.000%, 11/15/2011	2,860	2,985
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2017	745	765
4.750%, 09/01/2018	740	758
Lancaster County Hospital Authority, #1 Hospital Revenue, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,903
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	508
4.800%, 11/15/2012	500	508
4.900%, 11/15/2013	600	610
Omaha Public Power District, Nebraska Electric Revenue, Series A
4.100%, 02/01/2019	1,370	1,360

		9,397

General Obligation – 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental
4.500%, 10/15/2015	1,020	1,083

		10,480

Nevada – 0.9%
Revenue Bonds – 0.6%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,045
5.750%, 09/01/2012	1,055	1,108
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.750%, 11/15/2023	2,150	1,737

		3,890

General Obligation – 0.3%
Washoe County, Escrowed to Maturity
9.875%, 08/01/2009 (b)	1,575	1,682

		5,572

New Hampshire – 0.6%
Revenue Bonds – 0.6%
New Hampshire Health & Education Facilities Authority
5.375%, 07/01/2024	1,250	1,280
New Hampshire Municipal Bond Bank, Series A (MBIA)
4.500%, 02/15/2020	1,300	1,350
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	985

		3,615

New Jersey – 0.4%
Revenue Bonds – 0.4%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,046
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (b)	375	379

		2,425

New York – 2.9%
Revenue Bonds – 1.1%
Hempstead Town Industrial Development Agency (MBIA)
5.000%, 12/01/2008	2,000	2,023
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,364

		6,387

General Obligations – 1.8%
New York, Series A
5.750%, 08/01/2015	3,220	3,519
New York, Series C
5.500%, 03/15/2014	3,000	3,209
New York, Series D
5.500%, 06/01/2012	2,000	2,159
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,184

		11,071

		17,458

North Carolina – 1.7%
Revenue Bonds – 1.5%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,116
North Carolina Medical Care Commission Health Care Facilities Revenue, First Mortgage Presbyterian, Series B
4.875%, 10/01/2013	2,035	2,032
5.000%, 10/01/2014	2,120	2,120
North Carolina Power Agency #1, Series A (FSA)
5.250%, 01/01/2016	2,000	2,154

		9,422

Certificate of Participation – 0.2%
Randolph County (AMBAC)
5.000%, 02/01/2018	815	878

		10,300

North Dakota – 0.3%
Revenue Bond – 0.2%
Ward County Health Care Facilities Revenue, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,207

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2007 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligation – 0.1%
Mandan, Series D (MBIA)
4.000%, 05/01/2017	$460	$469

		1,676

Ohio – 1.3%
Revenue Bonds – 0.9%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B (MBIA)
5.375%, 09/01/2009	1,000	1,022
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	775
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,127
4.500%, 04/01/2015	1,000	1,018
Ohio State Water Development Authority, Escrowed to Maturity
9.375%, 12/01/2010 (b)	740	803
Richland County Hospital Facilities, Series A
5.650%, 11/15/2008	595	604

		5,349

General Obligation – 0.2%
Mason City School District (FSA)
4.375%, 12/01/2019	1,195	1,234

Certificate of Participation – 0.2%
Akron (AGTY)
5.000%, 12/01/2015	1,000	1,084

		7,667

Oklahoma – 1.7%
Revenue Bonds – 1.7%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
3.380%, 11/01/2011 (b) (d)	3,340	2,937
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project
5.000%, 09/01/2009	510	519
5.000%, 09/01/2011	345	355
5.000%, 09/01/2012	355	366
4.125%, 09/01/2013	250	247
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,408
South Oklahoma City, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (a)	2,940	3,217
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B
4.600%, 12/01/2009	1,195	1,218

		10,267

Oregon – 0.4%
General Obligations – 0.4%
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,035
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2019	1,415	1,543

		2,578

Pennsylvania – 1.0%
Revenue Bonds – 0.9%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,309
5.000%, 12/15/2017	1,405	1,425
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project
6.125%, 02/01/2028	1,000	983
Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,072
5.500%, 01/01/2016	1,200	1,161

		5,950

General Obligation – 0.1%
Ephrata Area School District (FGIC) (STAID)
4.500%, 04/15/2018	450	468

		6,418

Puerto Rico – 0.2%
Revenue Bond – 0.2%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,086

South Carolina – 1.5%
Revenue Bonds – 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,139
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,211
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,061
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,121
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,742

		9,274

South Dakota – 0.9%
Revenue Bonds – 0.4%
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
4.750%, 09/01/2011	530	538
5.000%, 09/01/2012	1,000	1,022
5.000%, 09/01/2013	1,000	1,023

		2,583

Certificates of Participation – 0.5%
Deadwood (ACA)
5.600%, 11/01/2008	845	847
5.000%, 11/01/2018	2,385	2,257

		3,104

		5,687

First American Funds 2007 Semiannual Report   33

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Tennessee – 3.2%
Revenue Bonds – 2.8%
Memphis-Shelby Counties Sports Authority Revenue, Memphis Arena Project, Series C (MBIA)
5.000%, 11/01/2017	$3,175	$3,467
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity
6.400%, 04/01/2011 (b)	1,030	1,133
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (a)	1,500	1,677
Shelby County Health, Educational & Housing Facilities Board, St. Jude’s Children’s Research
5.000%, 07/01/2009	200	203
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project (RAAI)
5.000%, 09/01/2016	2,000	2,031
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (b)	1,465	1,610
6.250%, 09/01/2012 (b)	1,085	1,215
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (a)	2,215	2,523
Tennessee Energy Acquisition Corporation, Gas Revenue, Series A
5.000%, 09/01/2014	3,500	3,624

		17,483

General Obligation – 0.4%
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,211

		19,694

Texas – 10.7%
Revenue Bonds – 3.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.350%, 11/15/2008	1,300	1,302
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,018
El Paso Water & Sewer Revenue, Series A (FSA)
4.000%, 03/01/2018	650	653
Grapevine Industrial Development, Air Cargo (AMT)
6.500%, 01/01/2024	490	502
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,969
5.000%, 10/01/2013	1,230	1,253
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 (a)	2,000	2,402
League City Waterworks & Sewer System Revenue (FSA)
4.000%, 02/15/2018 (e)	1,230	1,234
Lubbock Educational Facilities Revenue, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,008
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond (MBIA)
3.550%, 06/01/2012 (b) (d)	1,465	1,254
San Antonio Electric & Gas, Series A
5.250%, 02/01/2013	2,135	2,202
San Leanna Educational Facilities Higher Education Revenue Tax, Saint Edwards University Project
5.000%, 06/01/2019	575	580
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,243
Texas State Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,200
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	950
5.500%, 11/15/2025	900	823
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,032
Victoria Utilities Systems Revenue (AMBAC)
4.400%, 12/01/2019	1,000	1,027

		23,652

General Obligations – 6.8%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,113
Brownsville (MBIA)
5.000%, 02/15/2017	2,125	2,285
Corinth (MBIA)
4.500%, 02/15/2019	1,180	1,219
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	4,000	4,195
Dallas (MBIA)
4.500%, 02/15/2027	5,000	5,004
El Paso County (MBIA)
5.000%, 02/15/2018	2,440	2,662
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,150
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,161
Frisco (FGIC)
5.000%, 02/15/2018	1,125	1,169
5.000%, 02/15/2019	1,675	1,740
Galena Park Independent School District, School Building (PSFG)
4.000%, 08/15/2019	1,070	1,066
Giddings Independent School District, School Building, Series A (PSFG)
4.250%, 02/15/2019	875	890
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	664
Howard County Junior College (AMBAC)
4.250%, 02/15/2018	715	732

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2007 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
3.240%, 02/15/2009 (d)	$5,000	$4,823
Kaufman County (FSA)
5.000%, 02/15/2017	1,000	1,053
Keller Independent School District (PSFG)
5.375%, 08/15/2014	235	251
Lubbock, Water Works System, Series A (FSA)
4.500%, 02/15/2019	300	310
Montgomery County (FSA)
4.000%, 03/01/2017	320	324
North Harris Montgomery Community College District (FGIC)
5.375%, 02/15/2015	95	102
North Harris Montgomery Community College District, Pre-refunded 02/15/2012 @ 100 (FGIC)
5.375%, 02/15/2015 (a)	2,440	2,639
San Angelo, Series A (MBIA)
4.400%, 02/15/2019	875	898
San Antonio
4.125%, 02/01/2019	1,000	1,009
4.250%, 02/01/2020	1,140	1,152
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	887
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,655
Victoria School District (PSFG)
5.000%, 02/15/2018	500	543

		41,696

		65,348

Utah – 0.9%
Revenue Bonds – 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,732
South Jordan, Sales Tax, Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 (a)	1,000	1,080
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R (FHA) (VA)
5.950%, 07/01/2008	190	192
Weber Basin Water Conservancy District, Series A (AMBAC)
4.375%, 10/01/2018	400	414

		4,418

General Obligation – 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 (b)	860	925

		5,343

Virginia – 0.1%
Revenue Bond – 0.1%
Riverside Regional Jail Authority (MBIA)
5.700%, 07/01/2008	905	907

Washington – 3.4%
Revenue Bonds – 0.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	960	965
Washington State Housing Community Nonprofit Revenue, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,970

		3,935

General Obligations – 2.8%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,678
Snohomish County (MBIA)
5.375%, 12/01/2019	5,000	5,329
Spokane County School District #081, Spokane, Convertible CABs (MBIA)
0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016 (c)	1,000	1,025
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
4.020%, 12/01/2014 (d)	5,690	4,321
Washington State, Series C
5.500%, 07/01/2014	2,275	2,543
Washington State, Series S-5, Zero Coupon Bond (FGIC)
4.040%, 01/01/2016 (d)	3,000	2,178

		17,074

		21,009

Wisconsin – 2.4%
Revenue Bonds – 2.1%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,990
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A
5.500%, 02/15/2020	1,500	1,506
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,905
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,284
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	512
5.500%, 02/15/2013	850	881
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,506
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,127
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	670
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College (MBIA)
5.000%, 12/01/2015	1,450	1,549

		12,930

General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (f)	1,720	1,818

		14,748

First American Funds 2007 Semiannual Report   35

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Wyoming – 0.4%
Revenue Bond – 0.4%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	$2,250	$2,264

Total Municipal Bonds
(Cost $575,911)		596,340

Short-Term Investment – 2.1%
First American Tax Free Obligations Fund, Class Z (g)
(Cost $12,743)	12,742,885	12,743

Total Investments – 99.4%
(Cost $588,654)		609,083

Other Assets and Liabilities, Net – 0.6%		3,855

Total Net Assets – 100.0%		$612,938

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(e)	Security purchased on a when-issued basis. On December 31, 2007, the total cost of investments purchased on a when-issued basis was $1,232 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $20,493, which represents 3.3% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

CMI –	California Mortgage Insurance Program

COMTGY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MQSBLF –	Michigan Qualified School Board Loan Fund Program

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

SBG –	School Board Guaranty

SMO –	State Moral Obligation

STAID –	State Aid Withholding

VA –	Veterans Administration

XLCA –	XL Capital Assurance Inc.

Minnesota Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.4%
Revenue Bonds – 64.2%
Continuing Care Retirement Communities – 1.1%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.550%, 07/01/2027	1,000	947
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,126

		2,073

Economic Development – 2.0%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	1,000	1,080
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	491
4.625%, 12/01/2014	505	519
Minneapolis Supported Development Revenue, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	998
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	365	368
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	330	333

		3,789

Education – 9.9%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	465
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
5.000%, 10/01/2011	500	506
5.000%, 10/01/2012	500	505
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C
4.750%, 05/01/2018	1,075	1,059
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-J1
5.000%, 05/01/2013	320	330
5.000%, 05/01/2016	375	387
5.000%, 05/01/2020	1,295	1,308
Minnesota State Higher Education Facilities Authority, College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	256
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013	310	320
5.000%, 05/01/2014	320	331
5.000%, 05/01/2015	340	352
5.000%, 05/01/2016	355	366
5.000%, 05/01/2017	370	380
Minnesota State Higher Education Facilities Authority, St. Benedict College
5.100%, 03/01/2011	2,885	2,909
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	1,500	1,517

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2007 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	$480	$511
Minnesota State Higher Education Facilities Authority, St. Olaf College, Series 6-0
5.000%, 10/01/2016	500	528
4.500%, 10/01/2019	250	251
Minnesota State Higher Education Facilities Authority, St. Scholastica College, Series 6-S
4.375%, 12/01/2016	360	351
4.500%, 12/01/2017	380	371
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	387
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,041
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	498
4.200%, 12/15/2015	880	876
4.300%, 12/15/2016	925	920
5.000%, 12/15/2018	1,005	1,042
5.000%, 12/15/2019	1,060	1,095

		18,862

Healthcare – 25.5%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	721
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	300
4.250%, 09/01/2015	500	499
5.000%, 09/01/2017	500	520
5.000%, 09/01/2018	1,050	1,087
5.000%, 09/01/2019	1,110	1,141
Crookston Health Care Facilities, Riverview Health Project
5.100%, 05/01/2018	1,065	1,019
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	401
5.000%, 06/01/2017	1,340	1,294
5.000%, 06/01/2019	1,320	1,208
Duluth Economic Development Authority, Benedictine Health System
5.375%, 02/15/2022	2,045	2,097
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	767
5.000%, 04/01/2014	800	805
5.000%, 04/01/2015	845	846
5.000%, 04/01/2017	1,815	1,796
Hastings Health Care Facility, Regina Medical Center (ACA)
5.000%, 09/15/2013	500	495
Inver Grove Heights Nursing Home Revenue, Presbyterian Homes Care
5.000%, 10/01/2016	430	411
Maple Grove Health Care Facilities, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,033
Maple Grove Health Care Facilities, North Memorial
4.500%, 09/01/2017	1,730	1,722
Marshall Medical Center Gross Revenue, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	346
4.750%, 11/01/2020	1,155	1,127
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	978
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 (a)	2,500	2,801
5.750%, 11/15/2032 (a)	1,300	1,442
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (b)	605	647
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	292
5.500%, 02/01/2012	200	210
5.500%, 02/01/2015	730	767
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A (MBIA)
5.500%, 11/15/2017	305	312
5.750%, 11/15/2026	10	10
Monticello, Big Lake Community Hospital, Series C
5.750%, 12/01/2015	2,320	2,360
Northfield Hospital Revenue
5.000%, 11/01/2013	880	890
5.000%, 11/01/2014	920	927
5.500%, 11/01/2017	1,080	1,110
Plymouth Health Facilities, Westhealth Project, Series A (FSA)
6.200%, 06/01/2011	1,360	1,363
Redwood Falls Hospital Facilities Revenue
5.000%, 12/01/2021	1,015	928
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	299
5.000%, 09/01/2017	1,785	1,804
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,000	1,008
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	1,000	1,062
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2019	1,000	1,019
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,768
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,506
5.750%, 05/01/2025	2,000	1,978
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	298
4.250%, 06/01/2016	260	256

First American Funds 2007 Semiannual Report   37

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Winona Health Care Facilities, Series A
5.300%, 07/01/2017	$525	$539
5.350%, 07/01/2018	590	606
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	988
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	943

		48,746

Housing – 1.1%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	43	43
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B (AMT)
5.550%, 07/01/2024	195	197
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,913

		2,153

Lease Revenue – 2.6%
Andover Economic Development Authority Public Facilities Lease Revenue, Community Center, Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 (c)	730	782
5.000%, 02/01/2019 (c)	495	530
Pine County Housing & Redevelopment Authority, Series A
4.500%, 02/01/2016	465	472
4.500%, 02/01/2017	385	388
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	200	203
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,557

		4,932

Miscellaneous – 1.7%
Commissioner of Iron Range Rescue & Rehabilitation, Minnesota Educational Facilities (MSDCEP) (XLCA)
4.500%, 10/01/2018	1,180	1,214
Minnesota State Retirement Systems Building
5.450%, 06/01/2012	550	578
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,506

		3,298

Recreational Facility Authority – 0.9%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,764

Revolving Funds – 1.1%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,048

Tax Revenue – 1.7%
Minneapolis Tax Increment Revenue, Grant Park Project
5.200%, 02/01/2022	1,000	925
Minneapolis, St. Anthony Falls Project
5.000%, 02/01/2017	1,040	994
5.300%, 02/01/2021	570	538
St. Anthony Housing & Redevelopment Authority, Silver Lake Village Project
5.000%, 08/01/2015	820	798

		3,255

Transportation – 6.8%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2019	1,000	1,054
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (MBIA)
5.000%, 01/01/2020	2,200	2,319
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	2,992
5.625%, 01/01/2014	1,000	1,030
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 (a)	3,095	3,269
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	1,005
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,332

		13,001

Utilities – 9.8%
Chaska Electric, Series A
5.600%, 10/01/2008	680	690
5.650%, 10/01/2009	720	745
5.650%, 10/01/2010	760	799
4.200%, 10/01/2015	1,000	1,017
Cohasset Pollution Control, Allete Project (RAAI)
4.950%, 07/01/2022	2,230	2,236
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	411
5.250%, 10/01/2022	1,000	1,050
Northern Municipal Power Agency, Electric System, Series A (AMBAC)
5.000%, 01/01/2013	380	404
5.000%, 01/01/2017	460	503
Rochester Electric Utility, Pre-refunded 12/01/2010 @ 100
5.000%, 12/01/2016 (a)	1,150	1,210
Shakopee Public Utilities, Series A (FSA)
4.250%, 02/01/2018	295	303
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.000%, 01/01/2011	1,270	1,305
5.250%, 01/01/2014	2,000	2,191
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.450%, 01/01/2020 (d)	3,500	2,064
4.520%, 01/01/2021 (d)	5,000	2,797
Western Minnesota Municipal Power Agency, Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,042

		18,767

Total Revenue Bonds		122,688

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2007 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligations – 32.7%
Anoka County Capital Improvements, Series A
4.100%, 02/01/2018	$610	$621
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,003
Anoka County, Series D
5.000%, 02/01/2024	500	530
Anoka-Hennepin Independent School District #11 (MSDCEP)
5.000%, 02/01/2014	2,000	2,096
Anoka-Hennepin Independent School District #11, Series A (MSDCEP)
5.000%, 02/01/2012	1,000	1,052
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (c)	600	626
Cambridge Independent School District #911, Series A (MBIA) (MSDCEP)
4.000%, 02/01/2016	1,060	1,086
Centennial Independent School District #12, Series A, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,040	1,102
Chaska Independent School District #112, Series A (MBIA) (MSDCEP)
4.250%, 02/01/2019	1,000	1,024
Chatfield Independent School District #227, Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	458
4.500%, 02/01/2026	250	252
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,036
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	525
4.500%, 01/01/2020	215	216
Dassel Cokato Independent School District #466, Series A (MSDCEP)
4.000%, 03/01/2014	300	310
Lake Superior Independent School District #381, Series C (FSA) (MSDCEP)
4.000%, 10/01/2017	1,000	1,021
Lakeville Independent School District #194 (MSDCEP)
5.000%, 02/01/2016	2,000	2,037
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 (c)	2,435	2,607
Minneapolis Special School District #001 (MSDCEP)
4.000%, 02/01/2018	1,135	1,151
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (c)	3,450	3,664
5.000%, 04/01/2016 (c)	2,510	2,665
Mounds View Independent School District #621, Series A (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,458
5.000%, 02/01/2019	2,565	2,694
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,000	1,044
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (c)	1,000	1,056
5.350%, 02/01/2016 (c)	1,000	1,059
Northfield Independent School District #659 (MSDCEP)
5.000%, 02/01/2015	1,295	1,366
Pequot Lakes Independent School District #186, Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 (c)	500	532
Perham (AMT)
5.850%, 05/01/2015	1,205	1,253
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (c)	1,095	1,125
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,817
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,041
Puerto Rico Commonwealth, Series A
5.500%, 07/01/2018	1,000	1,066
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	1,000	1,101
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,183
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2020 (c)	1,215	1,288
Rochester Independent School District #535, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015 (c)	1,595	1,675
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,162
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
3.570%, 02/01/2013 (c) (d)	1,055	845
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
3.570%, 02/01/2012 (c) (d)	1,790	1,519
South Washington County, Independent School District #833, Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,089
St. Cloud Library Sales Tax, Series B (FSA)
4.000%, 02/01/2018	1,000	1,013
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (c)	1,000	1,021
5.600%, 02/01/2015 (c)	725	743
St. Michael Independent School District #885, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 (c)	1,690	1,791
5.000%, 02/01/2017 (c)	1,000	1,060

First American Funds 2007 Semiannual Report   39

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Stillwater Independent School District #834 (MSDCEP)
4.750%, 02/01/2011	$2,140	$2,176
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	383
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	663
Zumbrota-Mazeppa Independent School District #2805, Series A (MSDCEP)
4.000%, 02/01/2019 (e)	200	201

		62,506

Certificate of Participation – 0.5%
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,013

Total Municipal Bonds
(Cost $181,833)		186,207

Short-Term Investments – 1.8%
Blackrock Liquidity Funds	1,214,094	1,214
Federated Minnesota Municipal Cash Trust	2,135,956	2,136

Total Short-Term Investments
(Cost $3,350)		3,350

Total Investments – 99.2%
(Cost $185,183)		189,557

Other Assets and Liabilities, Net – 0.8%		1,508

Total Net Assets – 100.0%		$191,065

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(e)	Security purchased on a when-issued basis. On December 31, 2007, the total cost of investments purchased on a when-issued basis was $200 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $8,224, which represents 4.3% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MCCEP –	Minnesota County Credit Enhancement Program

MSDCEP –	Minnesota School District Credit Enhancement Program

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

Minnesota Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.8%
Revenue Bonds – 90.9%
Continuing Care Retirement Communities – 3.3%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	1,750	1,645
Golden Valley, Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,750	1,753
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	1,275	1,134
Prior Lake Senior Housing Revenue, Shepherds Path, Series B
5.700%, 08/01/2036	1,000	932

		5,464

Economic Development – 4.6%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,521
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	502
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
7.250%, 08/01/2020	1,000	1,030
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
7.250%, 08/01/2020	1,385	1,427
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,120	1,154

		7,634

Education – 3.6%
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Pre-refunded 05/01/2010 @ 100
6.625%, 05/01/2020 (a)	1,000	1,076
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	1,750	1,709
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T
5.750%, 01/01/2013	415	417
St. Paul Housing & Redevelopment Authority, Community Peace Academy, Series A
5.000%, 12/01/2036	800	700
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,045

		5,947

Healthcare – 29.7%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.500%, 02/01/2024	1,050	988
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,342

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2007 Semiannual Report

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Crookston Health Care Facilities, Riverview Health Project
5.200%, 05/01/2022	$1,000	$930
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,698
5.500%, 06/01/2035	350	315
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2028	1,000	1,005
Glencoe Health Care Services Facilities Project, Glencoe Regional Health
5.000%, 04/01/2031	2,000	1,778
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,919
Madelia Hospital Revenue, Madelia Community Hospital Project
5.250%, 10/01/2031	500	440
5.300%, 10/01/2036	600	523
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,925
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,402
5.250%, 05/01/2025	1,000	1,012
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A
5.250%, 11/01/2016	305	314
5.850%, 11/01/2023	875	909
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	970
Minneapolis Healthcare System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 (a)	1,500	1,681
5.750%, 11/15/2032 (a)	2,400	2,663
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A
6.375%, 11/15/2029	125	131
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,251
Monticello, Big Lake Community Hospital, Series A
5.750%, 12/01/2019	1,000	1,001
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	1,000	1,013
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,575
Redwood Falls Hospital Revenue, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	2,533
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,922
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 (a)	2,000	2,233
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2012	2,500	2,663
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,325	2,108
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group
5.250%, 05/15/2026	2,000	1,968
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	800
St. Paul Housing & Redevelopment Authority, Regions Hospital
5.250%, 05/15/2018	500	502
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.875%, 05/01/2030	900	885
St. Paul Port Authority, HealthEast Midway Campus, Series B
6.000%, 05/01/2030	1,800	1,801
Winona Health Care Facilities, Series A
6.000%, 07/01/2034	1,000	1,029

		49,229

Housing – 15.5%
Cottage Grove Senior Housing Revenue, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	717
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,084
Eden Prairie Multifamily Housing, Preserve Place (GNMA)
5.500%, 01/20/2018	500	511
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,983
Hopkins Elderly Housing, St. Theresa Project, Series A (FHA) (GNMA)
5.600%, 11/20/2017	500	511
Hopkins Multifamily Housing, Renaissance Project
6.250%, 04/01/2015	500	511
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,006
Minneapolis & St. Paul Housing Financing Board, Single Family, Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	993	948
Minneapolis Housing Revenue, Keeler Apartments, Series A
5.000%, 10/01/2037	1,350	1,114
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	875	838
Minnesota State Housing Finance Agency, Residential Housing, Series B (AMT)
4.750%, 07/01/2026	1,000	955
5.650%, 07/01/2033	725	734

First American Funds 2007 Semiannual Report   41

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK (AMT)
5.350%, 07/01/2033	$1,380	$1,381
Minnesota State Housing Finance Agency, Residential Housing, Series D (AMT)
4.700%, 07/01/2027	3,465	3,265
Minnesota State Housing Finance Agency, Residential Housing, Series F (AMT)
5.400%, 07/01/2030	2,365	2,378
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	355	371
Moorhead Senior Housing Revenue, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,476
Pine City Health Care & Housing Revenue, North Branch, Series A (GNMA)
5.000%, 10/20/2047	550	541
St. Louis Park, Multifamily Housing, Park Ridge Apartments (FHA) (GNMA)
5.250%, 11/01/2020	500	511
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	947
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,034
Worthington Housing Authority, Meadows Worthington Project, Series A
5.375%, 05/01/2037	880	771

		25,587

Lease Revenue – 5.7%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.500%, 02/01/2026	1,000	983
4.625%, 02/01/2032	585	569
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A
4.900%, 02/01/2015	850	868
5.000%, 02/01/2016	895	913
5.100%, 02/01/2017	900	918
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	1,001
5.000%, 02/01/2031	1,890	1,865
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,000	2,268

		9,385

Miscellaneous – 5.7%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	920	922
Minnesota State Retirement Systems Building
5.875%, 06/01/2027	7,000	7,344
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,134

		9,400

Recreational Facility Authority – 2.5%
Moorhead, Golf Course, Series B
5.875%, 12/01/2021	2,000	2,009
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,108

		4,117

Tax Revenue – 1.0%
Duluth Economic Development Authority
8.000%, 08/01/2008	75	77
Minneapolis, St. Anthony Falls Project
5.650%, 02/01/2027	400	375
5.750%, 02/01/2027	300	285
St. Anthony Housing & Redevelopment Authority, Silver Lake Village
5.625%, 02/01/2031	1,000	918

		1,655

Utilities – 19.3%
Chaska Electric, Series A
6.100%, 10/01/2030	45	47
Minnesota State Municipal Power Agency
4.750%, 10/01/2032	1,750	1,667
Northern Municipal Power Agency, Minnesota Electric Systems, Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,080
Puerto Rico Electric Power Authority, Series SS (MBIA)
5.000%, 07/01/2024	2,000	2,071
Rochester Electric Utility, Series C
5.000%, 12/01/2030	5,500	5,749
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
4.370%, 01/01/2019 (b)	4,000	2,486
4.520%, 01/01/2021 (b)	5,000	2,797
4.660%, 01/01/2023 (b)	3,000	1,503
4.720%, 01/01/2024 (b)	11,300	5,357
4.780%, 01/01/2025 (b)	6,000	2,688
4.820%, 01/01/2026 (b)	7,300	3,097
4.820%, 01/01/2027 (b)	3,000	1,214
Western Minnesota Municipal Power Agency (AMBAC)
5.500%, 01/01/2015	550	584
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/2016 (c)	410	575

		31,915

Total Revenue Bonds		150,333

General Obligations – 6.9%
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,074
Minneapolis Sports Arena
5.100%, 04/01/2013	500	503
5.100%, 10/01/2013	250	251
Minnesota State
5.000%, 08/01/2010	2,000	2,048
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,549
Rochester Wastewater, Series A
4.125%, 12/01/2023	2,285	2,260
4.250%, 12/01/2025	1,500	1,487

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2007 Semiannual Report

Minnesota Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	$2,000	$2,141

		11,313

Total Municipal Bonds
(Cost $160,876)		161,646

Short-Term Investments – 1.8%
Money Market Fund – 1.7%
Federated Minnesota Municipal Cash Trust	2,835,663	2,836

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
2.632%, 03/13/2008 (e)	$190	189

Total Short-Term Investments
(Cost $3,024)		3,025

Total Investments – 99.6%
(Cost $163,900)		164,671

Other Assets and Liabilities, Net – 0.4%		705

Total Net Assets – 100.0%		$165,376

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)	Yield shown is effective yield as of December 31, 2007.

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $20,521, which represents 12.4% of total net assets.

COMGTY –	Commonwealth Guaranty

FHA –	Federal Housing Authority

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MSDCEP –	Minnesota School District Credit Enhancement Program

Missouri Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.7%
Revenue Bonds – 79.8%
Continuing Care Retirement Communities – 4.4%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	2,000	2,006
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	462
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village, Series A
5.000%, 08/15/2014	1,035	1,058
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,468
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,898

		6,892

Education – 6.0%
Lincoln University Auxiliary System Revenue (AGTY)
5.125%, 06/01/2037	1,000	1,042
Missouri State Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,206
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project
5.000%, 11/01/2019	2,540	2,666
Missouri State Health & Educational Facilities Authority, Washington University, Series A
5.000%, 02/15/2019	1,465	1,567
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Pre-refunded 06/15/2011 @ 100
5.125%, 06/15/2041 (a)	2,150	2,287
Missouri State University Auxiliary Enterprise System Revenue, Series A (XLCA)
4.375%, 04/01/2032	550	520

		9,288

Healthcare – 15.6%
Barton County Hospital Revenue
5.375%, 07/01/2027	1,000	913
Boone County Hospital
5.050%, 08/01/2020	1,200	1,211
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital
5.625%, 06/01/2022	245	250
Cape Girardeau County Industrial Development Authority, Health Care Facilities Revenue, Southeast Missouri Hospital, Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 (a)	1,255	1,372
Carthage Hospital Revenue
6.000%, 04/01/2038	1,000	933
Cass County Hospital Revenue
5.500%, 05/01/2027	2,000	1,944

First American Funds 2007 Semiannual Report   43

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Clinton County Industrial Development Authority, Health Facilities Revenue, Cameron Regional Medical Center
5.000%, 12/01/2037	$1,000	$809
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,333
5.000%, 03/01/2022	1,000	984
Hermann Area Hospital District Revenue
5.100%, 09/01/2031	1,000	844
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,039
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (b)	3,310	3,776
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,314
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	526
Missouri State Health & Educational Facilities Authority, SSM Health, Series B (MBIA)
5.000%, 06/01/2018	445	452
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A (FSA)
5.000%, 11/15/2014	1,405	1,515
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	883
St. Louis County Industrial Development Authority, Ranken-Jordan Project
5.000%, 11/15/2027	670	573
5.000%, 11/15/2035	1,300	1,073
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 (a)	500	581

		24,325

Housing – 4.1%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	2,500	2,343
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	1,000	955
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,900	1,751
University City Industrial Development Authority, Multifamily Housing, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,401

		6,450

Lease Revenue – 15.9%
Clay County, Public Building Authority (FSA)
5.125%, 05/15/2014	2,000	2,015
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
4.930%, 04/15/2027 (c)	2,000	782
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	3,489
Missouri State Board of Public Buildings, Series A
5.000%, 10/15/2027	1,000	1,032
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A (MBIA)
5.000%, 05/01/2023	2,000	2,073
5.000%, 05/01/2024	5,130	5,317
5.125%, 05/01/2026	5,000	5,194
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A
5.000%, 05/01/2017	1,000	1,049
Missouri State Financial Board Infrastructure Facilities, Branson, Series A
5.000%, 12/01/2017	1,000	1,010
5.375%, 12/01/2022	750	758
Springfield Public Building, Capital Improvement Project (AMBAC)
5.000%, 03/01/2024	2,000	2,068

		24,787

Miscellaneous – 2.5%
Kennett Industrial Development Authority, Manac Trailers USA Project (LOC: Region’s Bank) (AMT)
4.250%, 03/01/2022	1,500	1,410
4.250%, 03/01/2024	500	461
Missouri State Development Financial Board, Eastland Center Project, Series A
4.250%, 04/01/2015	1,010	999
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	960

		3,830

Revolving Funds – 11.7%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	1,982
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A
4.750%, 07/01/2020	2,000	2,124
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program
5.500%, 07/01/2016	620	653
4.375%, 01/01/2028	500	496
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water
5.250%, 01/01/2015	2,180	2,244

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2007 Semiannual Report

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2016	$2,000	$2,269
4.750%, 07/01/2023	410	427
5.000%, 07/01/2023	6,655	6,923
4.750%, 07/01/2025	1,000	1,033

		18,151

Tax Revenue – 7.4%
Belton Increment Tax Revenue, Town Center Project
5.500%, 03/01/2020	250	242
5.625%, 03/01/2025	600	568
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project
5.500%, 06/01/2029	1,000	908
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,045
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	337
4.500%, 11/01/2022	715	686
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,974
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	488
Missouri State Development Financial Board, Independence Centerpoint Project, Series E
5.125%, 04/01/2025	1,000	1,005
Osage Beach Tax Increment Revenue, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,302
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	1,000
Riverside Tax Increment Revenue, L-385 Levee Project
5.250%, 05/01/2020	1,000	1,004
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project
5.375%, 11/01/2023	1,000	932

		11,491

Transportation – 6.5%
Missouri State Highways & Transportation Commission
4.750%, 05/01/2027	360	370
Missouri State Highways & Transportation Commission, Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 (a)	5,000	5,317
Missouri State Highways & Transportation Commission, Series A, Pre-refunded 02/01/2012 @ 100
5.000%, 02/01/2022 (a)	3,225	3,448
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,027

		10,162

Utilities – 5.7%
Kansas City Water, Series B
5.000%, 12/01/2016	2,200	2,214
Metropolitan St. Louis Sewer District, Series A (MBIA)
5.000%, 05/01/2023	1,075	1,122
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,625
Missouri State Development Financial Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,043
North Central Regional Water Commission, Waterworks Systems Revenue
5.000%, 01/01/2037	2,070	1,973
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	505
4.750%, 04/01/2021	390	392

		8,874

Total Revenue Bonds		124,250

General Obligations – 12.3%
Cass County School District #R-9, Harrisonville (MBIA) (MDDP)
4.500%, 03/01/2019	1,000	1,038
Jefferson City School District, Series A, Escrowed to Maturity
6.700%, 03/01/2011 (b)	1,000	1,055
Ladue School District
4.300%, 03/01/2019	200	204
5.000%, 03/01/2023	1,500	1,594
Missouri State Water Pollution Control, Series A
4.250%, 12/01/2023	175	175
North Kansas City School District #74 (MDDP)
5.000%, 03/01/2019	500	547
5.000%, 03/01/2022	1,000	1,071
Platte County School District #R-3 (MBIA)
5.000%, 03/01/2024	685	715
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 (FSA)
5.500%, 08/01/2023 (a)	3,000	3,146
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	669
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,220	1,368
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,325
St. Louis County
5.000%, 02/01/2012	2,000	2,139
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	3,000	3,100

Total General Obligations		19,146

Certificates of Participation – 7.6%
Belton Refunding & Improvement (MBIA)
4.375%, 03/01/2019	500	509
4.500%, 03/01/2022	500	503
Cottleville
5.125%, 08/01/2026	200	201
5.250%, 08/01/2031	1,100	1,101
East Buchanan County, C-1 School District (AGTY)
4.000%, 03/01/2017	300	302
4.000%, 03/01/2018	325	324

First American Funds 2007 Semiannual Report   45

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	$515	$534
4.500%, 03/01/2018	445	457
Missouri School Boards Association, Liberty Public School District #53 (FSA)
5.250%, 03/01/2025	1,015	1,095
Ozark R-6 School District Lease (FSA)
5.000%, 09/01/2025	2,165	2,261
Smithville Combined Waterworks & Sewer System Extension Project (AGTY)
3.950%, 07/01/2016	200	201
4.100%, 07/01/2018	215	215
Texas County Justice Center Project (AGTY)
4.500%, 12/01/2025	3,660	3,562
Union, Series A
5.200%, 07/01/2023	520	530

Total Certificates of Participation		11,795

Total Municipal Bonds
(Cost $153,712)		155,191

Short-Term Investment – 0.2%
First American Tax Free Obligations Fund, Class Z (d)
(Cost $274)	273,615	274

Total Investments – 99.9%
(Cost $153,986)		155,465

Other Assets and Liabilities, Net – 0.1%		209

Total Net Assets – 100.0%		$155,674

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $9,618, which represents 6.2% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

MDDP –	Missouri Direct Deposit Program

RAAI –	Radian Asset Assurance Inc.

XLCA –	XL Capital Assurance Inc.

Nebraska Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.5%
Revenue Bonds – 74.8%
Continuing Care Retirement Communities – 2.9%
Colorado Health Facilities, Christian Living Communities, Series A
5.750%, 01/01/2026	100	93
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	245
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	190
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	577

		1,105

Education – 17.1%
Anderson, Indiana, Economic Development Revenue, Anderson University Project
5.000%, 10/01/2032	575	523
Nebraska Educational Finance Authority, Concordia University Project
5.350%, 12/15/2018	650	654
Nebraska Educational Finance Authority, Midland Lutheran College Project
5.200%, 10/01/2020	350	350
Nebraska Educational Finance Authority, Wesleyan University Project (RAAI)
5.000%, 04/01/2017	605	611
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,116
University of Nebraska Facility Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	528
University of Nebraska, Kearney Student Fees
5.000%, 07/01/2030	500	519
University of Nebraska, Lincoln Memorial Stadium Project, Series A
5.000%, 11/01/2015	500	531
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	773
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	362
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	522

		6,489

Healthcare – 23.9%
Douglas County Hospital Authority #2, Girls & Boys Town Project
4.500%, 09/01/2030	1,000	937
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	700	739
Halifax Medical Center, Hospital Revenue, Series A
5.000%, 06/01/2038	600	548
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A
5.250%, 02/15/2030	600	596

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2007 Semiannual Report

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Inver Grove Heights, Minnesota, Nursing Home Revenue, Presbyterian Homes Care
5.500%, 10/01/2033	$275	$250
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	200	194
Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	400	387
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	1,000	1,030
4.250%, 06/01/2022	600	563
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 (a)	500	530
Madison County Hospital Authority #1, Faith Regional Health Services Project (RAAI)
5.500%, 07/01/2021	1,000	1,018
Nebraska Investment Finance Authority, Great Plains Regional Medical Center (RAAI)
5.200%, 11/15/2016	250	255
5.300%, 11/15/2017	805	821
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital
5.250%, 06/01/2036	150	135
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	677
University of Alabama at Birmingham, Hospital Revenue, Series A
4.500%, 09/01/2031	400	353

		9,033

Housing – 3.9%
Douglas County Housing Authority, Orchard Gardens Project
5.150%, 10/01/2032	400	367
Nebraska Investment Finance Authority, Single Family Housing, Series D (AMT)
4.950%, 09/01/2026	490	481
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	625	638

		1,486

Miscellaneous – 2.1%
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Project (AMT)
4.850%, 04/01/2035	500	472
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	300	317

		789

Recreational Facility Authority – 6.4%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,366
Omaha Convention Hotel Corporation, Series A, Pre-refunded 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026 (a)	1,000	1,074

		2,440

Revolving Funds – 1.5%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund
5.150%, 01/01/2016	580	587

Tax Revenue – 2.4%
Omaha Special Tax Revenue, Series A
5.125%, 02/01/2032	500	517
Vanderburgh County, Indiana, Industrial Redevelopment Commission, Tax Increment
5.000%, 02/01/2026	400	375

		892

Utilities – 14.6%
Alliance Electrical Systems (AMBAC)
5.000%, 12/15/2014	260	262
5.100%, 12/15/2015	460	464
Burt County Public Power District Electric Systems
4.850%, 07/01/2026	335	335
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	500	515
Cuming County Public Power District Electric Systems
3.900%, 12/01/2014	130	130
Grand Island Electrical Systems (MBIA)
5.125%, 08/15/2016	750	794
Hastings Electrical Systems (FSA)
5.000%, 01/01/2015	250	263
Lincoln Electrical Systems
5.000%, 09/01/2026	250	258
Lincoln Electrical Systems, Pre-refunded 09/01/2011 @ 100
5.000%, 09/01/2015 (a)	500	532
Lincoln Sanitation & Sewer (MBIA)
4.375%, 06/15/2032	1,000	963
Omaha Public Power District, Nebraska City, Series A (AMBAC)
4.550%, 02/01/2026	750	753
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	245

		5,514

Total Revenue Bonds		28,335

General Obligations – 20.3%
Brown County
4.350%, 06/15/2026	200	196
4.700%, 12/15/2026	400	400
Douglas County School District #17, Millard Public Schools, Series A (FSA)
4.500%, 06/15/2025	250	251
Douglas County School District #54, Ralston Public Schools (FSA)
5.000%, 12/15/2016	845	892
Hayes County School District #79
4.550%, 11/15/2022	170	171
4.600%, 11/15/2023	180	181
La Vista
4.800%, 12/15/2026	345	346
La Vista, Off-Street Parking
4.700%, 04/15/2025	500	488
Lancaster County School District #1, Lincoln Public Schools
5.000%, 01/15/2017	750	795
5.250%, 07/15/2019	220	231

First American Funds 2007 Semiannual Report   47

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental
4.500%, 10/15/2026	$750	$750
Omaha-Douglas Public Building
4.900%, 05/01/2016	500	524
5.100%, 05/01/2020	300	314
Saunders County (FSA)
5.000%, 11/01/2030	650	667
Scotts Bluff County
4.550%, 01/15/2026	500	503
4.500%, 01/15/2031	500	484
Washington County School District #1, Blair Community Schools
4.300%, 12/15/2027	500	483

Total General Obligations		7,676

Certificates of Participation – 3.4%
Western Nebraska Community College
4.700%, 10/15/2010	295	295
4.800%, 10/15/2011	195	195
4.900%, 10/15/2012	250	250
5.000%, 10/15/2013	300	301
5.100%, 10/15/2014	250	250

Total Certificates of Participation		1,291

Total Municipal Bonds
(Cost $37,112)		37,302

Short-Term Investment – 0.4%
First American Tax Free Obligations Fund, Class Z (b)
(Cost $143)	142,626	143

Total Investments – 98.9%
(Cost $37,255)		37,445

Other Assets and Liabilities, Net – 1.1%		414

Total Net Assets – 100.0%		$37,859

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $1,270, which represents 3.4% of total net assets.

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

Ohio Tax Free Bond Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 95.3%
Revenue Bonds – 55.1%
Continuing Care Retirement Communities – 4.4%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A
5.000%, 07/01/2026	800	750
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A (RAAI)
5.125%, 07/01/2022	500	501
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	375
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	356

		1,982

Education – 15.8%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	246
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	786
Ohio State Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	416
Ohio State Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,036
Ohio State Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	992
Ohio State Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,008
Ohio State Higher Educational Facilities, Wittenburg University Project
5.000%, 12/01/2024	505	486
Ohio State Higher Educational Facilities, Xavier University Project (FGIC)
5.250%, 05/01/2016	1,000	1,067
University of Cincinnati, Series A (FGIC)
5.500%, 06/01/2014	1,000	1,079

		7,116

Healthcare – 9.0%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A (RAAI)
5.250%, 11/15/2016	800	834
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A
5.500%, 08/15/2022	500	516
Fairfield County Hospital Facilities, Fairfield Medical Center (RAAI)
5.000%, 06/15/2022	500	496
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	376
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,250	1,228

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2007 Semiannual Report

Ohio Tax Free Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	$600	$589

		4,039

Housing – 2.2%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	1,000	967

Lease Revenue – 6.2%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	755
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	500	567
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A
5.250%, 12/01/2017	1,000	1,077
Riversouth Authority Revenue, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	398

		2,797

Miscellaneous – 2.3%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	1,027

Revolving Fund – 2.4%
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (a)	1,000	1,074

Tax Revenue – 1.3%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	195
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	399

		594

Transportation – 2.3%
Columbus Regional Airport Authority (MBIA)
5.000%, 01/01/2028	1,000	1,035

Utilities – 9.2%
Hamilton Electric Systems, Series A (FSA)
4.300%, 10/15/2016	1,000	1,046
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,084
Northeast Ohio Regional Sewer District, Wastewater Revenue (MBIA)
4.500%, 11/15/2037	1,000	978
Ohio State Water Development Authority, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 (b)	1,000	1,007

		4,115

Total Revenue Bonds		24,746

General Obligations – 40.2%
Cincinnati, Pre-refunded 12/01/2011 @ 100
5.000%, 12/01/2016 (a)	1,000	1,068
5.000%, 12/01/2017 (a)	1,000	1,068
Cincinnati School District, Classroom Construction & Improvement (FGIC)
5.250%, 12/01/2019	535	598
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	500	533
Franklin County
4.500%, 12/01/2027	690	693
Gahanna (MBIA)
5.000%, 12/01/2027	400	421
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,078
Hubbard Village School District, Classroom Facilities Improvement (CIFG)
4.250%, 12/01/2027	750	711
Ohio State Common Schools, Series A
5.125%, 09/15/2022	1,000	1,048
Ohio State Higher Education, Series A
5.000%, 02/01/2019	1,000	1,041
5.000%, 08/01/2022	1,000	1,042
Ohio State Higher Education, Series B
5.000%, 11/01/2015	1,000	1,058
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,150
Ohio State Parks & Recreational Facilities, Series II-A (FSA)
5.250%, 02/01/2020	1,000	1,087
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	271
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	1,000	986
Sidney City School District (FGIC)
4.375%, 12/01/2027	1,005	977
Solon
5.000%, 12/01/2021	1,000	1,060
Springfield City School District, Pre-refunded 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023 (a)	1,000	1,093
Toledo City School District, School Facilities Improvement (FSA)
5.000%, 12/01/2014	1,000	1,083

Total General Obligations		18,066

Total Municipal Bonds
(Cost $42,268)		42,812

Short-Term Investment – 4.1%
Federated Ohio Municipal Cash Trust
(Cost $1,858)	1,858,475	1,858

Total Investments – 99.4%
(Cost $44,126)		44,670

Other Assets and Liabilities, Net – 0.6%		263

Total Net Assets – 100.0%		$44,933

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007 the aggregate market value of securities subject to the AMT was $967, which represents 2.2% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

First American Funds 2007 Semiannual Report   49

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Bond Fund (concluded)

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Corporation

RAAI –	Radian Asset Assurance Inc.

Oregon Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.1%
Revenue Bonds – 41.2%
Continuing Care Retirement Communities – 4.0%
Clackamas County Hospital Facilities Authority, Mary’s Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	1,000	1,060
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	1,000	907
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,200	1,108
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project, Series A
5.250%, 12/01/2026	1,000	902
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes
8.000%, 11/15/2026	890	891

		4,868

Education – 6.8%
Forest Grove Campus Improvement, Pacific University Project, Series A (RAAI)
5.000%, 05/01/2022	3,130	3,111
Multnomah County Educational Facilities, University of Portland, Pre-refunded 04/01/2010 @ 100
5.700%, 04/01/2015 (a)	1,000	1,054
Oregon State Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	981
Oregon State Facilities Authority, Williamette University Projects, Series A
4.300%, 10/01/2021	1,085	1,048
Oregon State Facilities Authority, University of Portland Project, Series A
4.500%, 04/01/2021	2,000	1,934

		8,128

Healthcare – 8.1%
Clackamas County Hospital Facilities Authority, Legacy Health Systems
5.250%, 02/15/2011	2,000	2,076
5.375%, 02/15/2012	1,000	1,040
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGTY)
4.750%, 09/01/2020	2,025	2,093
Medford Hospital Facilities Authority, Asante Health Systems, Series A (MBIA)
5.250%, 08/15/2011	325	332
5.375%, 08/15/2012	320	327
Multnomah County Hospital Facilities Authority, Providence Health Systems
5.250%, 10/01/2022	1,000	1,044
Salem Hospital Facilities Authority, Pre-refunded 08/15/2008 @ 101
5.250%, 08/15/2014 (a)	1,000	1,024
Salem Hospital Facilities Authority, Salem Hospital Project, Series A
5.000%, 08/15/2027	1,000	996

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2007 Semiannual Report

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	$690	$726

		9,658

Housing – 1.4%
Oregon State Housing & Community Services, Series A
6.000%, 07/01/2016	5	5
6.400%, 07/01/2018	205	207
Oregon State Housing & Community Services, Series E (FHA)
5.750%, 07/01/2013	285	291
Oregon State Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	310	311
Portland Housing Authority, Pearl Court Project (AMT)
4.000%, 01/01/2011	230	231
4.100%, 01/01/2013	145	145
4.150%, 01/01/2014	200	200
4.200%, 01/01/2015	270	269

		1,659

Lease Revenue – 0.9%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,086

Recreational Facility Authority – 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,068

Tax Revenue – 2.4%
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,043
Oregon State Department of Administrative Services Lottery, Series A (FSA)
5.000%, 04/01/2012	1,050	1,089
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	285
Tri-County Metropolitan Transportation District, Series 1, Escrowed to Maturity
4.900%, 06/01/2009 (b)	500	513

		2,930

Transportation – 8.6%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,385
Oregon State Department of Transportation, Highway User Tax, Series A
5.000%, 11/15/2024	1,325	1,392
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,101
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2014 @ 100
5.000%, 11/15/2020 (a)	1,085	1,189
Port Morrow
4.875%, 06/01/2020	1,000	956
Portland International Airport, Series 12-A (FGIC)
5.250%, 07/01/2011	1,165	1,195
5.250%, 07/01/2012	2,000	2,056

		10,274

Utilities – 8.1%
Eugene Electric Utilities (FSA)
5.000%, 08/01/2011	1,305	1,307
4.800%, 08/01/2013	690	696
Lane County Metropolitan Wastewater Management (FGIC)
5.000%, 11/01/2021	820	869
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,450
4.800%, 06/01/2010	400	400
Portland Water Systems, Second Lien, Series A (MBIA)
4.375%, 10/01/2024	1,000	999
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,095
Washington County Clean Water Services (FGIC)
5.125%, 10/01/2014	1,790	1,901

		9,717

Total Revenue Bonds		49,388

General Obligations – 55.2%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,402
Clackamas Community College District (MBIA)
5.000%, 05/01/2019	1,145	1,235
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	225
Clackamas County School District #12, North Clackamas, Convertible CABs, Deferred Interest, Series B, (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 (c)	3,135	2,835
Clackamas County School District #86, Canby (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,074
5.000%, 06/15/2021	1,305	1,385
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,938
Clackamas County School District #115, Series A, Zero Coupon Bond (MBIA) (SBG)
4.989%, 06/15/2024 (d)	700	311
Clackamas County School District #115, Series B (MBIA) (SBG)
4.500%, 06/15/2021	1,975	2,017
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,725	1,858
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,349
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
4.670%, 06/15/2021 (d)	1,000	537

First American Funds 2007 Semiannual Report   51

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Deschutes County (FSA)
5.000%, 12/01/2014	$1,755	$1,876
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,094
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,140
Josephine County Unit School District, Three Rivers (FGIC) (SBG)
5.000%, 12/15/2019	1,000	1,098
Lane County School District #19, Springfield, Zero Coupon Bond (FSA) (SBG)
5.054%, 06/15/2024 (d)	2,055	904
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,168
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,353
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,111
Marion & Clackamas Counties School District #4J, Silver Falls (MBIA) (SBG)
4.500%, 06/15/2022	1,305	1,335
McMinnville School District #40 (FSA)
5.500%, 06/15/2013	1,000	1,107
Metro
5.250%, 09/01/2014	1,000	1,069
5.000%, 06/01/2020	1,635	1,783
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,080
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,917
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,124
Multnomah-Clackamas County School District #28JT, Zero Coupon Bond (AMBAC) (SBG)
4.364%, 06/01/2016 (d)	1,000	695
North Lincoln Fire & Rescue District #1 (FSA)
4.250%, 02/01/2018	125	131
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	460
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,474
Portland Emergency Facilities, Series A
5.000%, 06/01/2012	1,060	1,086
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,041
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2021	1,000	1,009
Puerto Rico Public Buildings Authority, Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,037
Salem-Keizer School District #24-J (FSA)
5.100%, 06/01/2012	2,000	2,016
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,031
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A
5.250%, 07/01/2012	1,000	1,039
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	969
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,705
Wasco County School District #12 (FSA) (SBG)
5.500%, 06/15/2014	1,080	1,209
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,096
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,222
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.500%, 06/01/2013	1,000	1,107
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
3.830%, 06/15/2014 (d)	1,030	806
Washington Clackamas & Yamhill Counties School District #88J, Deferred Interest, Series A, Zero Coupon Bond (MBIA) (SBG)
5.134%, 06/15/2024 (d)	3,050	1,324
Washington County
5.000%, 06/01/2022	2,000	2,153
Washington County School District #48-J, Beaverton, Series A (FSA)
5.000%, 06/01/2016	1,500	1,632
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	1,260	1,405
5.250%, 06/15/2016	1,835	2,058
Yamhill County School District #40, McMinnville (FSA) (SBG)
5.000%, 06/15/2023	1,005	1,075

		66,105

Certificates of Participation – 2.7%
Multnomah County
4.750%, 08/01/2011	1,685	1,715
Oregon State Department of Administrative Services, Series A (FGIC)
5.000%, 11/01/2018	1,060	1,135
Oregon State Department of Administrative Services, Series B (AMBAC)
5.000%, 11/01/2011	315	319

		3,169

Total Municipal Bonds
(Cost $116,387)		118,662

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2007 Semiannual Report

Oregon Intermediate Tax Free Fund (concluded)
DESCRIPTION	SHARES	VALUE

Short-Term Investment – 0.5%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $665)	665,208	$665

Total Investments – 99.6%
(Cost $117,052)		119,327

Other Assets and Liabilities, Net – 0.4%		431

Total Net Assets – 100.0%		$119,758

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(c)	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $845, which represents 0.7% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FSA –	Financial Security Assurance

MBIA –	Municipal Bond Insurance Association

RAAI –	Radian Asset Assurance Inc.

SBG –	School Bond Guaranty Program

Short Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 93.8%
Alaska – 1.3%
Revenue Bond – 1.3%
Alaska Railroad Corporation Capital Grant Receipts (FGIC)
5.000%, 08/01/2012	1,825	1,943

Arizona – 3.1%
Revenue Bonds – 3.1%
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,897
University Medical Center (PUFG)
5.000%, 07/01/2008	350	352
5.000%, 07/01/2009	500	505

		4,754

California – 13.4%
Revenue Bonds – 3.3%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	507
Roseville Natural Gas Financing Authority
4.000%, 02/15/2010	1,000	1,001
5.000%, 02/15/2012	3,500	3,606

		5,114

General Obligations – 10.1%
California State
6.000%, 08/01/2008	10,000	10,096
5.000%, 09/01/2011	5,000	5,293

		15,389

		20,503

Colorado – 1.3%
Revenue Bonds – 1.3%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	502
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	445
Colorado State Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,009

		1,956

Florida – 14.6%
Revenue Bonds – 14.6%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2010	4,000	4,163
5.250%, 07/01/2012	4,000	4,292
Florida State Department of Environmental Protection Preservation, Florida Forever, Series B (MBIA)
5.000%, 07/01/2011	10,000	10,578
South Miami Health Facilities, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,111
Tallahassee Energy Systems (MBIA)
5.000%, 10/01/2012	1,000	1,070

		22,214

First American Funds 2007 Semiannual Report   53

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois – 8.8%
Revenue Bonds – 8.8%
Illinois Development Finance Authority, People’s Gas, Light & Coke, Series B, Mandatory Put 02/01/2012 @ 100 (AMBAC)
3.750%, 02/01/2033	$3,000	$2,998
Illinois Educational Facilities Authority, Art Institute of Chicago, Pre-refunded 03/01/2008 @ 100
3.100%, 03/01/2034 (a)	565	565
Illinois Educational Facilities Authority, Art Institute of Chicago, Unrefunded
3.100%, 03/01/2034	1,435	1,434
Illinois Finance Authority, Chicago Historical Society (LOC: JP Morgan Chase Bank)
3.430%, 01/01/2036 (b)	7,000	7,000
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	973
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	487

		13,457

Indiana – 0.7%
Revenue Bond – 0.7%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,012

Iowa – 1.8%
Revenue Bonds – 1.8%
Iowa Finance Authority Health Facilities, Care Initiatives Project, Series A
5.000%, 07/01/2009	1,000	1,009
Iowa Higher Education, Series A
4.910%, 05/20/2008	1,750	1,760

		2,769

Kentucky – 0.1%
Revenue Bond – 0.1%
Owensboro Electric, Light & Power, Escrowed to Maturity
6.850%, 01/01/2008 (c)	160	160

Louisiana – 1.4%
Revenue Bond – 1.4%
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,095

Michigan – 0.1%
Revenue Bond – 0.1%
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity
7.125%, 05/01/2009 (c)	170	175

Minnesota – 1.6%
Revenue Bonds – 1.6%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,983
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.750%, 02/01/2009 (b)	10	10
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
5.000%, 05/01/2010	405	407

		2,400

Mississippi – 1.6%
General Obligation – 1.6%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (c)	2,375	2,380

Missouri – 3.5%
Revenue Bonds – 2.5%
Illinois Missouri Bi-state Development Agency, Metropolitan District, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)
3.950%, 10/01/2035	2,500	2,522
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	1,290	1,279

		3,801

General Obligation – 1.0%
Blue Springs Neighborhood Improvements, Series A
4.125%, 03/01/2009	1,500	1,501

		5,302

Nebraska – 1.7%
Revenue Bonds – 1.7%
Douglas County Hospital Authority #002, Nebraska Medical Center (AGTY)
5.000%, 11/15/2008	1,000	1,012
Nebraska Public Power District, Series B (FSA)
5.000%, 01/01/2012	1,500	1,596

		2,608

New Jersey – 1.8%
Revenue Bonds – 1.8%
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2008	1,585	1,592
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (c)	1,175	1,187

		2,779

New York – 2.4%
General Obligation – 2.4%
New York, Series A
5.000%, 08/01/2011	3,435	3,623

North Carolina – 1.0%
Revenue Bond – 1.0%
North Carolina Medical Care Commission, Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.000%, 10/01/2008	1,530	1,534

Ohio – 4.1%
Revenue Bonds – 4.1%
Allen County Economic Development, Young Men’s Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018	5,000	4,996
American Municipal Power, Series A (AGTY)
5.000%, 02/01/2009	1,250	1,268

		6,264

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2007 Semiannual Report

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Oklahoma – 0.7%
Revenue Bond – 0.7%
Ponca City Utility Authority, Escrowed to Maturity
6.000%, 07/01/2008 (c)	$1,110	$1,127

Oregon – 10.4%
Revenue Bond – 10.4%
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	15,000	15,944

Pennsylvania – 0.4%
Revenue Bond – 0.4%
Ringgold School District Authority, Escrowed to Maturity
6.700%, 01/15/2008 (c)	625	626

Puerto Rico – 2.8%
General Obligation – 2.8%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,275

South Carolina – 1.6%
Revenue Bonds – 1.6%
Georgetown County Pollution Control, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,530
Richland County, Series A
4.600%, 09/01/2012	1,000	999

		2,529

Tennessee – 1.0%
Revenue Bond – 1.0%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,514

Texas – 5.8%
Revenue Bonds – 4.4%
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Pre-refunded 02/15/2009 @ 100
4.900%, 02/15/2010 (a)	1,020	1,040
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,866
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity
8.500%, 12/01/2008 (c)	190	198
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.000%, 11/01/2009	1,000	1,010
5.000%, 11/01/2010	1,500	1,518

		6,632

General Obligation – 1.4%
Texas State Water Financial Assistance, Series A
5.000%, 08/01/2012	2,000	2,145

		8,777

Utah – 2.2%
Revenue Bond – 2.2%
Park City, US Ski & Snowboard Association (LOC: Wells Fargo Bank)
3.420%, 04/01/2027 (b)	3,360	3,360

Wisconsin – 4.6%
Revenue Bond – 1.3%
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,940	1,997

General Obligation – 3.3%
Milwaukee (FSA)
5.000%, 02/15/2012	4,655	4,963

		6,960

Total Municipal Bonds
(Cost $142,068)		143,040

Short Term Investment – 4.6%
First American Tax Free Obligations Fund, Class Z (d)
(Cost $6,999)	6,998,705	6,999

Total Investments – 98.4%
(Cost $149,067)		150,039

Other Assets and Liabilities, Net – 1.6%		2,470

Total Net Assets – 100.0%		$152,509

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $1,983, which represents 1.3% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

PUFG –	Permanent University Fund Guarantee

First American Funds 2007 Semiannual Report   55

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.8%
Alabama – 0.3%
Revenue Bonds – 0.3%
Camden Industrial Development Board, Weyerhauser Company, Series A
6.125%, 12/01/2024	1,000	1,032
Camden Industrial Development Board, Weyerhauser Company, Series B (AMT)
6.375%, 12/01/2024	350	368

		1,400

Alaska – 1.5%
Revenue Bonds – 1.1%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,065
6.000%, 07/01/2011	4,040	4,394

		5,459

General Obligation – 0.4%
Anchorage, Series B, Pre-refunded 07/01/2012 @ 100 (MBIA)
5.000%, 07/01/2022 (a)	2,000	2,145

		7,604

Arizona – 6.0%
Revenue Bonds – 4.1%
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 (a)	3,000	3,560
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	3,503
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	1,760	1,748
Pima County Industrial Development Authority, Education Revenue, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	3,389
Salt Verde Financial Corporation, Gas Revenue
5.000%, 12/01/2037	8,000	7,482
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,276

		20,958

General Obligations – 1.9%
Gila County Unified School District #10, Payson School Improvement Project of 2006, Series A (AMBAC)
1.000% through 07/01/2009, thereafter 5.250%, 07/01/2022	6,630	6,701
Phoenix, Series B
5.000%, 07/01/2016	3,000	3,319

		10,020

		30,978

Arkansas – 0.2%
Revenue Bond – 0.2%
Washington County Arkansas Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	938

California – 8.8%
Revenue Bonds – 3.0%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,311
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C (AMT)
5.125%, 11/01/2023	5,000	4,850
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,934
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,442
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	1,004

		15,541

General Obligations – 5.8%
California State
5.000%, 02/01/2021	1,500	1,555
4.750%, 04/01/2022	500	502
5.000%, 08/01/2022	5,000	5,203
4.500%, 08/01/2026	10,000	9,612
5.000%, 11/01/2027	3,750	3,832
4.500%, 03/01/2030	10,000	9,398

		30,102

		45,643

Colorado – 3.6%
Revenue Bonds – 3.4%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,668
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,723
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,179
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities
5.900%, 10/01/2027	2,500	2,582
5.000%, 06/01/2029	2,000	1,931
Colorado State Health Facilities Authority, Parkview Medical Center, Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 (a)	1,000	1,113
Colorado State Health Facilities Authority, Vail Valley Medical Center
5.800%, 01/15/2027	1,500	1,516
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,018
Montrose Memorial Hospital
6.000%, 12/01/2028	1,000	1,020
6.000%, 12/01/2033	1,000	1,009

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2007 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Northwest Parkway Public Highway Authority, Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
3.450%, 06/15/2029 (a) (b)	$10,000	$2,972

		17,731

General Obligation – 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	976

		18,707

Florida – 3.0%
Revenue Bonds – 2.5%
Capital Trust Agency, Fort Lauderdale Project (AMT)
5.750%, 01/01/2032	1,000	967
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life, Series A
4.500%, 11/15/2036	8,000	6,298
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	5,555

		12,820

Certificate of Participation – 0.5%
Palm Beach County School Board (FGIC)
5.000%, 08/01/2018	2,415	2,585

		15,405

Georgia – 2.4%
Revenue Bonds – 2.4%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,279
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,470
6.125%, 02/15/2034	2,500	2,404
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Pre-refunded 05/15/2011 @ 100
5.500%, 05/15/2031 (a)	5,000	5,346
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,119

		12,618

Idaho – 0.3%
Certificates of Participation – 0.3%
Madison County Hospital
5.250%, 09/01/2026	1,000	922
5.250%, 09/01/2030	1,000	898

		1,820

Illinois – 7.4%
Revenue Bonds – 4.5%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (c)	755	804
Illinois Financial Authority, Clare at Water Tower Project, Series A
6.000%, 05/15/2025	2,350	2,281
Illinois Financial Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	2,177
Illinois Financial Authority, Luther Oaks Project, Series A
6.000%, 08/15/2039	2,000	1,887
Illinois Financial Authority, Roosevelt University
5.500%, 04/01/2037	2,800	2,717
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,587
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
5.500%, 12/01/2022	4,000	4,075
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Pre-refunded 08/15/2011 @ 101
7.375%, 08/15/2031 (a)	3,000	3,435
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,107
Northern Illinois University, Auxiliary Facilities Systems (FGIC)
5.700%, 04/01/2016	120	120

		23,190

General Obligations – 2.9%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,268
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,697
St. Clair County (FGIC)
6.000%, 10/01/2011	2,020	2,154

		15,119

		38,309

Indiana – 2.0%
Revenue Bonds – 2.0%
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,074
6.000%, 01/01/2012	1,000	1,092
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,499
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AGTY) (AMT)
5.100%, 01/15/2017	3,000	3,029
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	964
5.000%, 01/15/2027	775	725

		10,383

Iowa – 1.9%
Revenue Bonds – 1.9%
Iowa Finance Authority, Health Facilities Revenue, Care Initiatives Project, Series A
5.000%, 07/01/2020	1,570	1,519
Iowa Higher Education Loan Authority, Central College Project (RAAI)
5.500%, 10/01/2031	1,500	1,506
Iowa Higher Education Loan Authority, Private College Facility – Simpson College
5.100%, 12/01/2035	2,000	1,870
Iowa Higher Education Loan Authority, Wartburg College, Series A
5.100%, 10/01/2025	1,635	1,582

First American Funds 2007 Semiannual Report   57

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Iowa Hospital Revenue, Washington County Hospital Project
5.375%, 07/01/2026	$650	$629
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 (c)	740	796
Xenia Rural Water District (CIFG)
4.625%, 12/01/2036	2,105	2,007

		9,909

Kansas – 0.4%
Revenue Bond – 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,877

Louisiana – 1.0%
Revenue Bonds – 1.0%
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,059
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 (c)	1,000	1,115
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,803

		4,977

Massachusetts – 1.1%
Revenue Bonds – 1.1%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT)
6.500%, 09/01/2035	2,440	2,372
Massachusetts State Development Finance Agency Health Care Facilities, Adventcare Project, Series A
6.750%, 10/15/2037	2,850	2,676
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	908

		5,956

Michigan – 0.4%
Revenue Bond – 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A
5.250%, 07/01/2030	2,000	1,887

Minnesota – 8.8%
Revenue Bonds – 8.8%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	3,580
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects, Series A
5.700%, 07/01/2042	2,795	2,627
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	896
5.000%, 06/01/2029	1,500	1,285
Duluth Economic Development Authority, Benedictine Health System
5.250%, 02/15/2033	3,500	3,485
Maple Grove Health Care System, Maple Grove Hospital
4.625%, 05/01/2033	2,000	1,791
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,727
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	99
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,187
Monticello, Big Lake Community Hospital, Series C
6.200%, 12/01/2022	2,995	3,035
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	961
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
4.720%, 01/01/2024 (b)	2,245	1,064
St. Paul Housing & Redevelopment Authority, Allina Health Systems, Series A (MBIA)
5.000%, 11/15/2019	4,500	4,777
St. Paul Housing & Redevelopment Authority, Health Care Facilities, Healthpartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,476
5.250%, 05/15/2036	3,900	3,691
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	995
St. Paul Sales Tax, Series B (XLCA)
5.650%, 11/01/2017	2,290	2,331
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	3,000	2,870

		45,877

Missouri – 4.0%
Revenue Bonds – 4.0%
Bi-State Development Agency, Missouri Illinois Metropolitan District, St. Clair County Metrolink Project (FSA)
5.250%, 07/01/2027	3,185	3,502
Missouri Joint Municipal Electric Utility Commission Power Project, Series A (AMBAC)
5.000%, 01/01/2042	9,000	9,150
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	7,158
Sugar Creek, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	960

		20,770

Montana – 1.1%
Revenue Bonds – 1.1%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	3,500	3,472
Montana Facilities Financial Authority, Senior Living St. John’s Lutheran, Series A
6.125%, 05/15/2036	2,500	2,458

		5,930

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2007 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Nebraska – 3.7%
Revenue Bonds – 3.7%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project
4.750%, 09/01/2024	$1,750	$1,752
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
5.000%, 06/01/2021	2,740	2,823
Nebraska Educational Finance Authority, Concordia University Project
5.250%, 12/15/2015	500	504
5.350%, 12/15/2018	540	543
Washington County Wastewater Facilities, Cargill Project (AMT)
5.900%, 11/01/2027	1,700	1,798
4.850%, 04/01/2035	12,500	11,796

		19,216

Nevada – 3.0%
Revenue Bonds – 3.0%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2031	5,000	5,023
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,053
Clark County Industrial Development, Southwest Gas Corporation Project, Series A (AMT) (FGIC)
4.750%, 09/01/2036	4,000	3,757
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
6.000%, 11/15/2023	750	606
6.750%, 11/15/2023	2,300	1,859

		15,298

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,280
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	796

		2,076

New Jersey – 1.0%
General Obligation – 1.0%
Essex County, Series A (FSA)
5.000%, 06/01/2010	5,000	5,226

New York – 0.7%
General Obligation – 0.7%
New York, Series C, Pre-refunded 03/15/2012 @ 100
5.250%, 03/15/2032 (a)	3,590	3,877

North Carolina – 4.0%
Revenue Bonds – 2.0%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian, Series B
5.200%, 10/01/2021	1,500	1,460
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	4,700	4,578
North Carolina Medical Care Community Retirement Facilities, Southminster Project, Series A
5.750%, 10/01/2037	4,250	4,164

		10,202

General Obligation – 2.0%
Wake County Public Improvements
5.000%, 03/01/2011	10,000	10,566

		20,768

North Dakota – 0.5%
Revenue Bond – 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,372

Ohio – 2.2%
Revenue Bonds – 2.2%
American Municipal Power Ohio, Prepayment, Series A (AGTY)
5.000%, 02/01/2010	5,000	5,155
Cincinnati Water System, Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 (a)	125	132
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	983
Ohio State Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,553
5.250%, 12/01/2019	1,540	1,606
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,996

		11,425

Oklahoma – 0.6%
Revenue Bonds – 0.6%
Norman Regional Hospital Authority
5.375%, 09/01/2029	1,000	971
5.375%, 09/01/2036	2,325	2,213

		3,184

Oregon – 3.6%
Revenue Bonds – 3.6%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,410
Oregon State Department of Administrative Services (FSA)
5.000%, 09/01/2011	10,000	10,629
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,510

		18,549

Pennsylvania – 1.1%
Revenue Bonds – 0.5%
Erie County Industrial Development Authority, International Paper Company Project, Series A (AMT)
5.000%, 11/01/2018	1,350	1,299

First American Funds 2007 Semiannual Report   59

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A
5.750%, 01/01/2026	$1,200	$1,128

		2,427

General Obligation – 0.6%
Montgomery County, Series C
4.250%, 12/15/2031	3,500	3,350

		5,777

Puerto Rico – 5.3%
Revenue Bonds – 2.9%
Puerto Rico Electric Power Authority, Series VV (MBIA)
5.250%, 07/01/2029	11,785	12,623
Puerto Rico Public Buildings Authority, Government Facilities, Series M (COMGTY)
6.250%, 07/01/2031	2,300	2,608

		15,231

General Obligations – 2.4%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	10,000	9,865
5.000%, 07/01/2028	1,000	985
Puerto Rico Commonwealth, Series A (MBIA)
5.500%, 07/01/2019	1,000	1,112
Puerto Rico Public Improvements (MBIA)
5.750%, 07/01/2026	500	531

		12,493

		27,724

South Carolina – 2.0%
Revenue Bonds – 2.0%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	667
Lexington County Health Services District, Lexington Medical Center, Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 (a)	2,000	2,211
Lexington School District #2, Brookland-Cayce School District Project B (CIFG)
4.750%, 12/01/2031	3,000	2,941
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,295
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	135	155
6.375%, 08/01/2034 (a)	1,115	1,280
South Carolina State Public Service Authority, Santee Cooper, Series A (MBIA)
5.000%, 01/01/2030	2,000	2,082

		10,631

South Dakota – 1.7%
Revenue Bonds – 1.4%
Sioux Falls, Dow Rummel Village Project, Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 (a)	2,200	2,523
South Dakota Economic Development Finance Authority, DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,080
South Dakota Economic Development Finance Authority, Pooled Loan Project – Davis Family, Series 4-A (AMT)
6.000%, 04/01/2029	1,400	1,403
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	1,045	1,005
5.000%, 09/01/2031	1,250	1,160

		7,171

Certificate of Participation – 0.3%
Deadwood (ACA)
5.000%, 11/01/2020	1,500	1,409

		8,580

Tennessee – 3.1%
Revenue Bonds – 3.1%
Johnson City Health & Educational Facilities Authority, Mountain States Health, Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 (a)	2,500	2,984
Memphis-Shelby County Sports Authority, Memphis Arena Project, Series D (MBIA)
5.000%, 11/01/2019	3,255	3,547
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	1,875	2,137
6.500%, 09/01/2021 (a)	1,125	1,282
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,205

		16,155

Texas – 7.0%
Revenue Bonds – 6.9%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	498
6.000%, 11/15/2029	2,000	1,927
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A
5.875%, 11/15/2018	2,500	2,491
7.000%, 11/15/2033	4,000	4,170
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A (MBIA)
5.800%, 01/01/2031	2,000	2,067
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,307
5.375%, 10/01/2027	1,750	1,734
Dallas Waterworks & Sewer Systems (AMBAC)
4.375%, 10/01/2032	10,000	9,544
Lubbock Educational Facilities Authority, Lubbock Christian
5.125%, 11/01/2027	1,000	953
5.250%, 11/01/2037	1,500	1,395
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,851
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,570

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2007 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	$1,300	$1,189
5.650%, 11/15/2035	1,100	1,007
Tyler Health Facilities Development, East Texas Medical Center, Series A
5.375%, 11/01/2037	2,000	1,835

		35,538

General Obligation – 0.1%
Fort Bend Independent School District, Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 (c)	500	544

		36,082

Utah – 0.2%
Revenue Bonds – 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	402
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (c)	635	705

		1,107

Vermont – 0.2%
Revenue Bond – 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	892

Virginia – 0.2%
Revenue Bond – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,056

Washington – 0.1%
Revenue Bond – 0.1%
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	745

Wisconsin – 2.3%
Revenue Bonds – 2.3%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,456
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,041
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A
6.750%, 08/15/2034	1,000	1,035
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	954
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.000%, 02/15/2025	3,500	3,600
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	2,033
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A
6.250%, 04/01/2034	2,000	1,930

		12,049

Wyoming – 0.7%
Revenue Bonds – 0.7%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,151
6.750%, 12/01/2027	1,500	1,531

		3,682

Total Municipal Bonds
(Cost $506,057)		507,459

Short-Term Investments – 1.1%
Money Market Fund – 1.0%
First American Tax Free Obligations Fund, Class Z (d)	5,086,430	5,086

U.S. Treasury Obligations (e) – 0.1%
U.S. Treasury Bills
4.034%, 02/21/2008	$350	348
2.273%, 03/13/2008	220	219

		567

Total Short-Term Investments
(Cost $5,653)		5,653

Total Investments – 98.9%
(Cost $511,710)		513,112

Other Assets and Liabilities, Net – 1.1%		5,674

Total Net Assets – 100.0%		$518,786

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(e)	Yield shown is the effective yield as of December 31, 2007.

ACA –	American Capital Access

AGTY –	Assured Guaranty

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2007, the aggregate market value of securities subject to the AMT was $64,381, which represents 12.4% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

VA –	Veterans Administration

XLCA –	XL Capital Assurance

First American Funds 2007 Semiannual Report   61

Statements ofAssets and Liabilities	December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

Investments in unaffiliated securities, at cost	$28,633	$52,293	$41,420	$46,417	$21,930
Investments in affiliated money market fund, at cost	—	—	—	462	390

ASSETS:
Investments in unaffiliated securities, at value (note 2)	$28,924	$53,463	$42,268	$47,781	$22,191
Investments in affiliated money market fund, at value (note 2)	—	—	—	462	390
Cash	—	—	—	—	277
Receivable for dividends and interest	489	694	434	302	187
Receivable for investment securities sold	—	—	—	—	—
Receivable for capital shares sold	—	57	165	2	—
Receivable from advisor	9	—	8	—	11
Prepaid expenses and other assets	7	6	6	7	6

Total assets	29,429	54,220	42,881	48,554	23,062

LIABILITIES:
Dividends payable	83	169	96	148	54
Payable for investment securities purchased	—	—	169	—	277
Payable for investment securities purchased on a when-issued basis	—	—	1,485	—	—
Payable for capital shares redeemed	350	11	—	—	3
Payable to affiliates (note 3)	17	31	18	26	15
Payable for distribution and shareholder servicing fees	2	—	2	1	3
Accrued expenses and other liabilities	20	22	22	21	21

Total liabilities	472	233	1,792	196	373

Net assets	$28,957	$53,987	$41,089	$48,358	$22,689

COMPOSITION OF NET ASSETS:
Portfolio capital	$28,691	$52,660	$40,279	$46,928	$22,391
Undistributed (distributions in excess of) net investment income	16	28	20	22	22
Accumulated net realized gain (loss) on investments (note 2)	(41)	129	(58)	44	15
Net unrealized appreciation of investments	291	1,170	848	1,364	261

Net assets	$28,957	$53,987	$41,089	$48,358	$22,689

Class A:
Net assets	$7,225	$6,067	$11,142	$5,471	$6,941
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	676	597	1,015	528	666
Net asset value and redemption price per share	$10.70	$10.16	$10.98	$10.35	$10.41
Maximum offering price per share[1]	$11.17	$10.39	$11.47	$10.59	$10.87
Class C:
Net assets	$1,232	—	$1,231	—	$2,622
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	115	—	112	—	252
Net asset value, offering price, and redemption price per share[2]	$10.68	—	$10.99	—	$10.39
Class Y:
Net assets	$20,500	$47,920	$28,716	$42,887	$13,126
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,915	4,707	2,615	4,153	1,258
Net asset value, offering price, and redemption price per share	$10.70	$10.18	$10.98	$10.33	$10.43

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2007 Semiannual Report

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$575,911	$185,183	$163,900	$153,712	$37,112	$44,126	$116,387	$142,068	$506,624
12,743	—	—	274	143	—	665	6,999	5,086

$596,340	$189,557	$164,671	$155,191	$37,302	$44,670	$118,662	$143,040	$508,026
12,743	—	—	274	143	—	665	6,999	5,086
—	—	—	274	—	—	—	—	—
7,302	2,649	1,897	2,253	479	426	992	2,340	6,981
—	—	—	—	—	—	—	—	—
3,291	185	398	190	75	3	—	1,240	4,355
—	—	—	—	7	6	—	—	—
18	7	6	7	7	6	6	16	22

619,694	192,398	166,972	158,189	38,013	45,111	120,325	153,635	524,470

1,841	602	329	494	112	125	349	388	1,712
—	—	449	274	—	—	—	—	—
1,232	200	—	—	—	—	—	—	—
3,294	395	685	1,628	—	12	125	642	3,626
362	112	96	91	19	20	70	72	317
1	1	16	5	2	—	1	—	3
26	23	21	23	21	21	22	24	26

6,756	1,333	1,596	2,515	154	178	567	1,126	5,684

$612,938	$191,065	$165,376	$155,674	$37,859	$44,933	$119,758	$152,509	$518,786

$592,557	$186,581	$164,197	$154,005	$37,700	$44,386	$117,552	$154,056	$517,136
(15)	48	77	58	10	31	(41)	101	335
(33)	62	331	132	(41)	(28)	(28)	(2,620)	(87)
20,429	4,374	771	1,479	190	544	2,275	972	1,402

$612,938	$191,065	$165,376	$155,674	$37,859	$44,933	$119,758	$152,509	$518,786

$28,057	$20,506	$100,610	$24,374	$6,501	$559	$7,216	$2,382	$36,231
2,631	2,082	9,421	2,099	637	55	736	243	3,444
$10.66	$9.85	$10.68	$11.61	$10.21	$10.22	$9.80	$9.81	$10.52
$10.91	$10.08	$11.15	$12.13	$10.66	$10.67	$10.03	$10.04	$10.99

—	—	$15,872	$524	$1,808	$188	—	—	$2,665
—	—	1,493	45	178	19	—	—	254
—	—	$10.63	$11.58	$10.14	$10.09	—	—	$10.47

$584,881	$170,559	$48,894	$130,776	$29,550	$44,186	$112,542	$150,127	$479,890
54,954	17,411	4,585	11,258	2,894	4,325	11,474	15,308	45,571
$10.64	$9.80	$10.66	$11.62	$10.21	$10.22	$9.81	$9.81	$10.53

First American Funds 2007 Semiannual Report   63

Statements ofOperations  For the six-month period ended December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

INVESTMENT INCOME:
Interest from unaffiliated securities	$722	$1,311	$854	$1,049	$600
Dividends from unaffiliated money market fund	—	16	14	—	—
Dividends from affiliated money market fund	—	—	—	17	12

Total investment income	722	1,327	868	1,066	612

EXPENSES (note 3):
Investment advisory fees	74	146	89	111	60
Administration fees	36	68	42	52	29
Transfer agent fees	40	31	40	31	40
Custodian fees	1	1	1	1	1
Legal fees	6	6	6	6	6
Audit fees	18	18	18	18	18
Registration fees	3	2	3	2	3
Postage and printing fees	1	1	1	1	1
Directors’ fees	12	13	12	13	12
Other expenses	6	7	7	7	7
Distribution and shareholder servicing fees – Class A	10	8	14	8	9
Distribution and shareholder servicing fees – Class C	5	—	5	—	9

Total expenses	212	301	238	250	195

Less: Fee waivers (note 3)	(124)	(95)	(135)	(89)	(117)
Less: Indirect payments from custodian (note 3)	—	—	—	—	—

Total net expenses	88	206	103	161	78

Investment income – net	634	1,121	765	905	534

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 5):
Net realized gain (loss) on investments	(33)	150	(58)	44	19
Net realized gain (loss) on futures contracts	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(169)	409	55	293	(400)

Net gain (loss) on investments	(196)	559	(3)	337	(381)

Net increase in net assets resulting from operations	$438	$1,680	$762	$1,242	$153

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2007 Semiannual Report

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$14,512	$4,437	$4,414	$3,833	$951	$962	$2,646	$2,934	$13,961
—	31	131	—	—	34	—	—	—
110	—	—	20	8	—	27	91	221

14,622	4,468	4,545	3,853	959	996	2,673	3,025	14,182

1,489	470	448	398	100	110	297	386	1,428
685	217	206	184	47	52	137	180	649
33	32	41	41	40	40	31	32	42
15	5	5	4	1	1	3	4	15
5	5	5	5	6	6	6	5	5
18	18	18	18	18	18	18	18	18
14	2	4	3	3	3	3	14	18
14	4	4	4	1	1	3	4	13
12	12	12	12	12	12	12	12	13
7	7	7	7	7	7	7	6	7
36	26	132	31	9	1	9	3	45
—	—	50	2	6	1	—	—	8

2,328	798	932	709	250	252	526	664	2,261

(233)	(132)	(158)	(120)	(136)	(141)	(105)	(201)	(237)
(1)	—	—	—	—	—	—	—	—

2,094	666	774	589	114	111	421	463	2,024

12,528	3,802	3,771	3,264	845	885	2,252	2,562	12,158

433	95	746	134	(37)	88	(27)	(339)	1,982
—	—	(138)	—	10	6	—	—	(668)
3,972	741	(3,886)	(1,196)	(128)	132	1,260	1,978	(11,900)

4,405	836	(3,278)	(1,062)	(155)	226	1,233	1,639	(10,586)

$16,933	$4,638	$493	$2,202	$690	$1,111	$3,485	$4,201	$1,572

First American Funds 2007 Semiannual Report   65

Statements ofChanges in Net Assets  all dollars are rounded to thousands (000)

			California
	Arizona		Intermediate
	Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	12/31/07	Year Ended	12/31/07	Year Ended
	(unaudited)	6/30/07	(unaudited)	6/30/07

OPERATIONS:
Investment income – net	$634	$1,174	$1,121	$2,260
Net realized gain (loss) on investments	(33)	160	150	140
Net realized gain (loss) on futures contracts	6	(38)	—	—
Net change in unrealized appreciation or depreciation of investments	(169)	(164)	409	(149)
Net change in unrealized appreciation or depreciation of futures contracts	—	(10)	—	—

Net increase in net assets resulting from operations	438	1,122	1,680	2,251

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(155)	(350)	(113)	(195)
Class C	(26)	(53)	—	—
Class Y	(446)	(769)	(982)	(2,079)
Net realized gain on investments:
Class A	(21)	(44)	(8)	(30)
Class C	(4)	(8)	—	—
Class Y	(62)	(91)	(59)	(271)

Total distributions	(714)	(1,315)	(1,162)	(2,575)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	275	478	146	3,262
Reinvestment of distributions	52	118	50	110
Payments for redemptions	(1,375)	(1,244)	(409)	(508)

Increase (decrease) in net assets from Class A transactions	(1,048)	(648)	(213)	2,864

Class C:
Proceeds from sales	49	261	—	—
Reinvestment of distributions	19	43	—	—
Payments for redemptions (note 3)	(368)	(111)	—	—

Increase (decrease) in net assets from Class C transactions	(300)	193	—	—

Class Y:
Proceeds from sales	2,801	5,560	2,794	6,214
Reinvestment of distributions	95	153	17	67
Payments for redemptions	(1,544)	(1,849)	(8,321)	(4,796)

Increase (decrease) in net assets from Class Y transactions	1,352	3,864	(5,510)	1,485

Increase (decrease) in net assets from capital share transactions	4	3,409	(5,723)	4,349

Total increase (decrease) in net assets	(272)	3,216	(5,205)	4,025
Net assets at beginning of period	29,229	26,013	59,192	55,167

Net assets at end of period	$28,957	$29,229	$53,987	$59,192

Undistributed (distributions in excess of) net investment income at end of period	$16	$9	$28	$2

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2007 Semiannual Report

		Colorado						Minnesota
California		Intermediate		Colorado		Intermediate		Intermediate
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended
(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07

$765	$1,560	$905	$1,735	$534	$1,018	$12,528	$26,434	$3,802	$7,924
(58)	195	44	249	19	91	433	2,495	95	642
—	7	—	—	—	(5)	—	—	—	—
55	(30)	293	(208)	(400)	(199)	3,972	(1,529)	741	(415)
—	—	—	—	—	(15)	—	—	—	—

762	1,732	1,242	1,776	153	890	16,933	27,400	4,638	8,151

(230)	(440)	(126)	(317)	(159)	(400)	(608)	(1,263)	(412)	(921)
(26)	(72)	—	—	(53)	(122)	—	—	—	—
(501)	(1,053)	(769)	(1,440)	(301)	(534)	(12,134)	(24,980)	(3,467)	(6,943)

(38)	(33)	(24)	(58)	(23)	(69)	(98)	(42)	(57)	(124)
(4)	(7)	—	—	(9)	(23)	—	—	—	—
(93)	(80)	(190)	(270)	(44)	(83)	(2,016)	(798)	(463)	(892)

(892)	(1,685)	(1,109)	(2,085)	(589)	(1,231)	(14,856)	(27,083)	(4,399)	(8,880)

1,041	2,034	149	412	119	966	735	3,003	4,819	834
182	276	111	259	145	406	519	936	252	605
(1,462)	(1,733)	(1,596)	(3,463)	(1,975)	(986)	(2,994)	(6,804)	(5,740)	(6,789)

(239)	577	(1,336)	(2,792)	(1,711)	386	(1,740)	(2,865)	(669)	(5,350)

—	465	—	—	8	161	—	—	—	—
22	55	—	—	54	127	—	—	—	—
(298)	(2,639)	—	—	(278)	(375)	—	—	—	—

(276)	(2,119)	—	—	(216)	(87)	—	—	—	—

10,181	5,985	11,316	7,759	2,274	6,774	114,221	100,480	20,885	24,359
58	67	33	61	25	56	1,684	2,305	125	316
(6,222)	(2,982)	(3,018)	(5,727)	(2,400)	(3,330)	(87,609)	(144,759)	(19,588)	(30,534)

4,017	3,070	8,331	2,093	(101)	3,500	28,296	(41,974)	1,422	(5,859)

3,502	1,528	6,995	(699)	(2,028)	3,799	26,556	(44,839)	753	(11,209)

3,372	1,575	7,128	(1,008)	(2,464)	3,458	28,633	(44,522)	992	(11,938)
37,717	36,142	41,230	42,238	25,153	21,695	584,305	628,827	190,073	202,011

$41,089	$37,717	$48,358	$41,230	$22,689	$25,153	$612,938	$584,305	$191,065	$190,073

$20	$12	$22	$12	$22	$1	$(15)	$199	$48	$125

First American Funds 2007 Semiannual Report   67

Statements ofChanges in Net Assets  continued

	Minnesota		Missouri
	Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	12/31/07	Year Ended	12/31/07	Year Ended
	(unaudited)	6/30/07	(unaudited)	6/30/07

OPERATIONS:
Investment income – net	$3,771	$7,075	$3,264	$6,368
Net realized gain (loss) on investments	746	772	134	991
Net realized gain (loss) on futures contracts	(138)	(94)	—	5
Net change in unrealized appreciation or depreciation of investments	(3,886)	(1,158)	(1,196)	(235)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—

Net increase in net assets resulting from operations	493	6,595	2,202	7,129

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,215)	(4,281)	(486)	(994)
Class C	(289)	(455)	(9)	(12)
Class Y	(1,284)	(2,302)	(2,792)	(5,312)
Net realized gain on investments:
Class A	(553)	(282)	(62)	(199)
Class C	(88)	(32)	(1)	(2)
Class Y	(292)	(140)	(344)	(972)

Total distributions	(4,721)	(7,492)	(3,694)	(7,491)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	9,862	21,975	356	2,467
Reinvestment of distributions	1,741	2,773	270	570
Payments for redemptions	(15,247)	(18,687)	(963)	(4,997)

Increase (decrease) in net assets from Class A transactions	(3,644)	6,061	(337)	(1,960)

Class C:
Proceeds from sales	3,193	5,343	—	299
Reinvestment of distributions	267	326	10	14
Payments for redemptions (note 3)	(1,443)	(1,694)	—	(3)

Increase (decrease) in net assets from Class C transactions	2,017	3,975	10	310

Class Y:
Proceeds from sales	12,044	16,517	15,527	21,454
Reinvestment of distributions	150	213	105	275
Payments for redemptions	(18,097)	(8,996)	(14,246)	(29,190)

Increase (decrease) in net assets from Class Y transactions	(5,903)	7,734	1,386	(7,461)

Increase (decrease) in net assets from capital share transactions	(7,530)	17,770	1,059	(9,111)

Total increase (decrease) in net assets	(11,758)	16,873	(433)	(9,473)
Net assets at beginning of period	177,134	160,261	156,107	165,580

Net assets at end of period	$165,376	$177,134	$155,674	$156,107

Undistributed (distributions in excess of) net investment income at end of period	$77	$94	$58	$81

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2007 Semiannual Report

				Oregon
Nebraska		Ohio		Intermediate		Short
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended
(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07

$845	$1,659	$885	$1,665	$2,252	$4,694	$2,562	$6,259	$12,158	$23,134
(37)	223	88	63	(27)	337	(339)	(1,045)	1,982	3,839
10	(27)	6	(1)	—	3	—	—	(668)	(124)
(128)	(109)	132	132	1,260	(569)	1,978	1,824	(11,900)	(5,298)
—	(20)	—	—	—	—	—	—	—	—

690	1,726	1,111	1,859	3,485	4,465	4,201	7,038	1,572	21,551

(139)	(282)	(14)	(31)	(146)	(323)	(39)	(93)	(729)	(1,544)
(32)	(52)	(3)	(6)	—	—	—	—	(44)	(83)
(673)	(1,335)	(851)	(1,630)	(2,240)	(4,345)	(2,551)	(6,156)	(10,985)	(21,653)

(33)	(33)	(2)	(2)	(5)	(36)	—	—	(200)	(307)
(9)	(7)	(1)	—	—	—	—	—	(15)	(18)
(147)	(142)	(140)	(84)	(77)	(478)	—	—	(2,753)	(3,975)

(1,033)	(1,851)	(1,011)	(1,753)	(2,468)	(5,182)	(2,590)	(6,249)	(14,726)	(27,580)

129	661	—	352	139	1,039	17	1,064	3,099	7,411
99	168	9	17	75	197	36	85	657	1,294
(760)	(623)	(261)	(404)	(958)	(2,765)	(107)	(2,069)	(4,424)	(7,146)

(532)	206	(252)	(35)	(744)	(1,529)	(54)	(920)	(668)	1,559

417	415	—	1	—	—	—	—	375	519
25	37	1	2	—	—	—	—	33	68
(177)	(374)	—	(26)	—	—	—	—	(179)	(276)

265	78	1	(23)	—	—	—	—	229	311

864	6,347	4,488	7,141	9,802	12,708	28,175	21,235	56,518	155,677
66	112	157	285	87	350	138	402	1,188	1,830
(3,613)	(5,210)	(2,779)	(5,912)	(7,656)	(14,360)	(41,239)	(96,849)	(104,942)	(68,372)

(2,683)	1,249	1,866	1,514	2,233	(1,302)	(12,926)	(75,212)	(47,236)	89,135

(2,950)	1,533	1,615	1,456	1,489	(2,831)	(12,980)	(76,132)	(47,675)	91,005

(3,293)	1,408	1,715	1,562	2,506	(3,548)	(11,369)	(75,343)	(60,829)	84,976
41,152	39,744	43,218	41,656	117,252	120,800	163,878	239,221	579,615	494,639

$37,859	$41,152	$44,933	$43,218	$119,758	$117,252	$152,509	$163,878	$518,786	$579,615

$10	$9	$31	$14	$(41)	$93	$101	$129	$335	$(65)

First American Funds 2007 Semiannual Report   69

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Arizona Tax Free Fund
Class A
2007[1]	$10.79	$0.22	$(0.06)	$(0.22)	$(0.03)	$10.70
2007[2]	10.85	0.46	(0.01)	(0.45)	(0.06)	10.79
2006[3]	11.19	0.33	(0.25)	(0.33)	(0.09)	10.85
2005[4]	11.42	0.46	(0.07)	(0.49)	(0.13)	11.19
2004[4]	11.33	0.49	0.12	(0.47)	(0.05)	11.42
2003[4]	11.41	0.46	(0.06)	(0.45)	(0.03)	11.33
Class C
2007[1]	$10.78	$0.20	$(0.07)	$(0.20)	$(0.03)	$10.68
2007[2]	10.84	0.41	(0.01)	(0.40)	(0.06)	10.78
2006[3]	11.18	0.30	(0.25)	(0.30)	(0.09)	10.84
2005[4]	11.41	0.42	(0.08)	(0.44)	(0.13)	11.18
2004[4]	11.31	0.43	0.14	(0.42)	(0.05)	11.41
2003[4]	11.40	0.42	(0.08)	(0.40)	(0.03)	11.31
Class Y
2007[1]	$10.80	$0.23	$(0.07)	$(0.23)	$(0.03)	$10.70
2007[2]	10.85	0.48	—	(0.47)	(0.06)	10.80
2006[3]	11.19	0.35	(0.25)	(0.35)	(0.09)	10.85
2005[4]	11.43	0.50	(0.09)	(0.52)	(0.13)	11.19
2004[4]	11.33	0.50	0.15	(0.50)	(0.05)	11.43
2003[4]	11.41	0.48	(0.06)	(0.47)	(0.03)	11.33

California Intermediate Tax Free Fund
Class A
2007[1]	$10.07	$0.19	$0.10	$(0.19)	$(0.01)	$10.16
2007[2]	10.11	0.38	0.01	(0.38)	(0.05)	10.07
2006[3]	10.35	0.28	(0.20)	(0.29)	(0.03)	10.11
2005[4]	10.55	0.39	(0.13)	(0.39)	(0.07)	10.35
2004[4]	10.64	0.40	(0.05)	(0.41)	(0.03)	10.55
2003[4]	10.80	0.41	(0.14)	(0.41)	(0.02)	10.64
Class Y
2007[1]	$10.09	$0.20	$0.09	$(0.19)	$(0.01)	$10.18
2007[2]	10.13	0.39	0.01	(0.39)	(0.05)	10.09
2006[3]	10.37	0.30	(0.21)	(0.30)	(0.03)	10.13
2005[4]	10.57	0.40	(0.13)	(0.40)	(0.07)	10.37
2004[4]	10.66	0.41	(0.05)	(0.42)	(0.03)	10.57
2003[4]	10.81	0.43	(0.14)	(0.42)	(0.02)	10.66

California Tax Free Fund
Class A
2007[1]	$10.98	$0.23	$0.04	$(0.23)	$(0.04)	$10.98
2007[2]	10.96	0.45	0.06	(0.45)	(0.04)	10.98
2006[3]	11.24	0.33	(0.26)	(0.33)	(0.02)	10.96
2005[4]	11.40	0.44	(0.05)	(0.44)	(0.11)	11.24
2004[4]	11.40	0.46	0.08	(0.46)	(0.08)	11.40
2003[4]	11.63	0.47	(0.16)	(0.47)	(0.07)	11.40
Class C
2007[1]	$10.99	$0.21	$0.03	$(0.20)	$(0.04)	$10.99
2007[2]	10.97	0.41	0.05	(0.40)	(0.04)	10.99
2006[3]	11.25	0.30	(0.26)	(0.30)	(0.02)	10.97
2005[4]	11.41	0.40	(0.05)	(0.40)	(0.11)	11.25
2004[4]	11.41	0.41	0.09	(0.42)	(0.08)	11.41
2003[4]	11.64	0.43	(0.16)	(0.43)	(0.07)	11.41
Class Y
2007[1]	$10.98	$0.24	$0.04	$(0.24)	$(0.04)	$10.98
2007[2]	10.97	0.47	0.05	(0.47)	(0.04)	10.98
2006[3]	11.25	0.35	(0.26)	(0.35)	(0.02)	10.97
2005[4]	11.40	0.47	(0.04)	(0.47)	(0.11)	11.25
2004[4]	11.40	0.48	0.09	(0.49)	(0.08)	11.40
2003[4]	11.63	0.49	(0.15)	(0.50)	(0.07)	11.40

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

70   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.51%	$7,225	0.75%	4.12%	1.58%	3.29%	17%
4.12	8,359	0.75	4.11	1.64	3.22	25
0.73	9,041	0.75	4.02	1.47	3.30	47
3.49	9,547	0.75	4.14	1.18	3.71	20
5.50	9,008	0.75	4.16	1.12	3.79	21
3.61	11,928	0.75	4.03	1.09	3.69	37

1.22%	$1,232	1.15%	3.72%	1.98%	2.89%	17%
3.71	1,541	1.15	3.70	2.12	2.73	25
0.42	1,358	1.15	3.62	2.22	2.55	47
3.08	1,628	1.15	3.74	1.93	2.96	20
5.17	1,588	1.15	3.76	1.87	3.04	21
3.10	1,857	1.15	3.63	1.84	2.94	37

1.55%	$20,500	0.50%	4.37%	1.33%	3.54%	17%
4.48	19,329	0.50	4.36	1.39	3.47	25
0.92	15,614	0.50	4.27	1.22	3.55	47
3.65	14,035	0.50	4.39	0.93	3.96	20
5.85	9,520	0.50	4.42	0.87	4.05	21
3.86	9,244	0.50	4.28	0.84	3.94	37

2.92%	$6,067	0.75%	3.80%	1.26%	3.29%	11%
3.86	6,226	0.85	3.66	1.25	3.26	20
0.78	3,441	0.85	3.73	1.22	3.36	21
2.51	3,946	0.85	3.71	1.10	3.46	29
3.36	3,381	0.85	3.78	1.06	3.57	20
2.58	4,262	0.85	3.86	1.06	3.65	17

2.94%	$47,920	0.70%	3.85%	1.01%	3.54%	11%
4.01	52,966	0.70	3.82	1.00	3.52	20
0.88	51,726	0.70	3.89	0.97	3.62	21
2.66	49,292	0.70	3.86	0.85	3.71	29
3.51	46,953	0.70	3.93	0.81	3.82	20
2.83	44,600	0.70	4.02	0.81	3.91	17

2.46%	$11,142	0.68%	4.21%	1.48%	3.41%	30%
4.62	11,375	0.75	4.00	1.46	3.29	36
0.63	10,783	0.75	3.99	1.34	3.40	24
3.50	11,888	0.75	3.88	1.15	3.48	14
4.93	9,513	0.75	4.03	1.09	3.69	16
2.85	11,143	0.75	4.16	1.08	3.83	20

2.22%	$1,231	1.15%	3.76%	1.89%	3.02%	30%
4.17	1,507	1.15	3.60	1.98	2.77	36
0.33	3,592	1.15	3.60	2.09	2.66	24
3.11	3,068	1.15	3.47	1.90	2.72	14
4.52	1,294	1.15	3.65	1.84	2.96	16
2.45	1,101	1.15	3.75	1.83	3.07	20

2.55%	$28,716	0.50%	4.40%	1.24%	3.66%	30%
4.78	24,835	0.50	4.25	1.21	3.54	36
0.82	21,767	0.50	4.24	1.09	3.65	24
3.85	19,556	0.50	4.12	0.90	3.72	14
5.19	16,047	0.50	4.29	0.84	3.95	16
3.11	15,243	0.50	4.40	0.83	4.07	20

First American Funds 2007 Semiannual Report   71

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Colorado Intermediate Tax Free Fund
Class A
2007[1]	$10.33	$0.21	$0.06	$(0.20)	$(0.05)	$10.35
2007[2]	10.40	0.43	0.01	(0.43)	(0.08)	10.33
2006[3]	10.74	0.32	(0.28)	(0.32)	(0.06)	10.40
2005[4]	10.98	0.42	(0.19)	(0.43)	(0.04)	10.74
2004[4]	11.08	0.45	(0.11)	(0.44)	—	10.98
2003[4]	11.12	0.41	(0.02)	(0.43)	—	11.08
Class Y
2007[1]	$10.30	$0.21	$0.07	$(0.20)	$(0.05)	$10.33
2007[2]	10.38	0.43	0.01	(0.44)	(0.08)	10.30
2006[3]	10.72	0.33	(0.28)	(0.33)	(0.06)	10.38
2005[4]	10.95	0.43	(0.18)	(0.44)	(0.04)	10.72
2004[4]	11.05	0.46	(0.11)	(0.45)	—	10.95
2003[4]	11.10	0.43	(0.03)	(0.45)	—	11.05

Colorado Tax Free Fund
Class A
2007[1]	$10.61	$0.23	$(0.18)	$(0.22)	$(0.03)	$10.41
2007[2]	10.73	0.46	(0.02)	(0.48)	(0.08)	10.61
2006[3]	11.30	0.35	(0.26)	(0.34)	(0.32)	10.73
2005[4]	11.52	0.49	(0.11)	(0.51)	(0.09)	11.30
2004[4]	11.57	0.51	0.02	(0.50)	(0.08)	11.52
2003[4]	11.65	0.50	(0.10)	(0.48)	—	11.57
Class C
2007[1]	$10.59	$0.20	$(0.17)	$(0.20)	$(0.03)	$10.39
2007[2]	10.71	0.42	(0.02)	(0.44)	(0.08)	10.59
2006[3]	11.28	0.32	(0.27)	(0.30)	(0.32)	10.71
2005[4]	11.50	0.43	(0.10)	(0.46)	(0.09)	11.28
2004[4]	11.56	0.44	0.03	(0.45)	(0.08)	11.50
2003[4]	11.63	0.44	(0.08)	(0.43)	—	11.56
Class Y
2007[1]	$10.63	$0.24	$(0.18)	$(0.23)	$(0.03)	$10.43
2007[2]	10.75	0.50	(0.03)	(0.51)	(0.08)	10.63
2006[3]	11.32	0.37	(0.26)	(0.36)	(0.32)	10.75
2005[4]	11.53	0.51	(0.09)	(0.54)	(0.09)	11.32
2004[4]	11.59	0.52	0.03	(0.53)	(0.08)	11.53
2003[4]	11.67	0.51	(0.09)	(0.50)	—	11.59

Intermediate Tax Free Fund
Class A
2007[1]	$10.63	$0.22	$0.07	$(0.22)	$(0.04)	$10.66
2007[2]	10.63	0.44	0.01	(0.44)	(0.01)	10.63
2006[3]	10.92	0.32	(0.26)	(0.32)	(0.03)	10.63
2005[4]	11.18	0.44	(0.19)	(0.45)	(0.06)	10.92
2004[4]	11.30	0.44	(0.10)	(0.45)	(0.01)	11.18
2003[4]	11.32	0.44	(0.03)	(0.43)	—	11.30
Class Y
2007[1]	$10.61	$0.22	$0.07	$(0.22)	$(0.04)	$10.64
2007[2]	10.61	0.45	0.01	(0.45)	(0.01)	10.61
2006[3]	10.90	0.33	(0.26)	(0.33)	(0.03)	10.61
2005[4]	11.16	0.46	(0.19)	(0.47)	(0.06)	10.90
2004[4]	11.28	0.46	(0.11)	(0.46)	(0.01)	11.16
2003[4]	11.30	0.46	(0.03)	(0.45)	—	11.28

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

72   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.62%	$5,471	0.85%	3.96%	1.34%	3.47%	17%
4.21	6,783	0.85	3.99	1.36	3.48	35
0.37	9,577	0.85	4.02	1.27	3.60	17
2.11	13,426	0.85	3.85	1.10	3.60	20
3.12	13,969	0.85	4.00	1.06	3.79	4
3.64	22,555	0.85	3.79	1.06	3.58	14

2.80%	$42,887	0.70%	4.09%	1.09%	3.70%	17%
4.28	34,447	0.70	4.14	1.11	3.73	35
0.49	32,661	0.70	4.18	1.02	3.86	17
2.36	34,562	0.70	4.01	0.85	3.86	20
3.29	37,748	0.70	4.15	0.81	4.04	4
3.71	47,854	0.70	3.94	0.81	3.83	14

0.52%	$6,941	0.75%	4.37%	1.73%	3.39%	21%
4.13	8,788	0.75	4.27	1.75	3.27	47
0.77	8,507	0.75	4.30	1.52	3.53	35
3.36	8,362	0.75	4.23	1.18	3.80	30
4.71	10,598	0.75	4.25	1.09	3.91	12
3.53	13,843	0.75	4.23	1.07	3.91	14

0.32%	$2,622	1.15%	3.95%	2.13%	2.97%	21%
3.72	2,888	1.15	3.87	2.24	2.78	47
0.47	3,007	1.15	3.90	2.27	2.78	35
2.95	3,423	1.15	3.83	1.93	3.05	30
4.21	3,787	1.15	3.85	1.84	3.16	12
3.23	4,284	1.15	3.83	1.82	3.16	14

0.65%	$13,126	0.50%	4.60%	1.48%	3.62%	21%
4.39	13,477	0.50	4.51	1.50	3.51	47
0.96	10,181	0.50	4.58	1.27	3.81	35
3.70	8,363	0.50	4.48	0.93	4.05	30
4.87	9,439	0.50	4.51	0.84	4.17	12
3.78	9,516	0.50	4.49	0.82	4.17	14

2.77%	$28,057	0.78%	4.13%	1.02%	3.89%	10%
4.27	29,687	0.85	4.08	1.02	3.91	27
0.56	32,521	0.85	3.95	1.05	3.75	15
2.31	34,658	0.85	3.98	1.05	3.78	15
3.06	35,276	0.85	3.98	1.05	3.78	10
3.74	34,231	0.85	3.91	1.05	3.71	15

2.82%	$584,881	0.70%	4.21%	0.77%	4.14%	10%
4.43	554,618	0.70	4.23	0.77	4.16	27
0.67	596,306	0.70	4.10	0.80	4.00	15
2.47	641,141	0.70	4.13	0.80	4.03	15
3.22	637,361	0.70	4.13	0.80	4.03	10
3.90	696,994	0.70	4.05	0.80	3.95	15

First American Funds 2007 Semiannual Report   73

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Minnesota Intermediate Tax Free Fund
Class A
2007[1]	$9.83	$0.19	$0.05	$(0.19)	$(0.03)	$9.85
2007[2]	9.88	0.39	(0.01)	(0.38)	(0.05)	9.83
2006[3]	10.16	0.29	(0.22)	(0.29)	(0.06)	9.88
2005[4]	10.34	0.39	(0.15)	(0.39)	(0.03)	10.16
2004[4]	10.44	0.39	(0.08)	(0.39)	(0.02)	10.34
2003[4]	10.51	0.40	(0.04)	(0.41)	(0.02)	10.44
Class Y
2007[1]	$9.78	$0.20	$0.05	$(0.20)	$(0.03)	$9.80
2007[2]	9.83	0.40	—	(0.40)	(0.05)	9.78
2006[3]	10.11	0.30	(0.22)	(0.30)	(0.06)	9.83
2005[4]	10.29	0.40	(0.15)	(0.40)	(0.03)	10.11
2004[4]	10.40	0.41	(0.10)	(0.40)	(0.02)	10.29
2003[4]	10.46	0.42	(0.03)	(0.43)	(0.02)	10.40

Minnesota Tax Free Fund
Class A
2007[1]	$10.93	$0.22	$(0.19)	$(0.22)	$(0.06)	$10.68
2007[2]	10.97	0.46	(0.02)	(0.45)	(0.03)	10.93
2006[3]	11.21	0.35	(0.21)	(0.35)	(0.03)	10.97
2005[4]	11.23	0.45	0.03	(0.45)	(0.05)	11.21
2004[4]	11.34	0.44	(0.01)	(0.45)	(0.09)	11.23
2003[4]	11.39	0.48	(0.05)	(0.45)	(0.03)	11.34
Class C
2007[1]	$10.89	$0.20	$(0.20)	$(0.20)	$(0.06)	$10.63
2007[2]	10.93	0.42	(0.02)	(0.41)	(0.03)	10.89
2006[3]	11.17	0.31	(0.20)	(0.32)	(0.03)	10.93
2005[4]	11.19	0.41	0.03	(0.41)	(0.05)	11.17
2004[4]	11.31	0.39	(0.01)	(0.41)	(0.09)	11.19
2003[4]	11.36	0.43	(0.04)	(0.41)	(0.03)	11.31
Class Y
2007[1]	$10.92	$0.23	$(0.20)	$(0.23)	$(0.06)	$10.66
2007[2]	10.96	0.48	(0.01)	(0.48)	(0.03)	10.92
2006[3]	11.20	0.36	(0.20)	(0.37)	(0.03)	10.96
2005[4]	11.22	0.48	0.03	(0.48)	(0.05)	11.20
2004[4]	11.33	0.47	(0.01)	(0.48)	(0.09)	11.22
2003[4]	11.38	0.51	(0.05)	(0.48)	(0.03)	11.33

Missouri Tax Free Fund
Class A
2007[1]	$11.72	$0.23	$(0.08)	$(0.23)	$(0.03)	$11.61
2007[2]	11.76	0.45	0.05	(0.45)	(0.09)	11.72
2006[3]	12.14	0.34	(0.29)	(0.34)	(0.09)	11.76
2005[4]	12.32	0.45	(0.12)	(0.45)	(0.06)	12.14
2004[4]	12.37	0.45	(0.02)	(0.45)	(0.03)	12.32
2003[4]	12.47	0.45	(0.04)	(0.45)	(0.06)	12.37
Class C
2007[1]	$11.69	$0.20	$(0.07)	$(0.21)	$(0.03)	$11.58
2007[2]	11.73	0.41	0.04	(0.40)	(0.09)	11.69
2006[3]	12.12	0.30	(0.30)	(0.30)	(0.09)	11.73
2005[4]	12.29	0.40	(0.11)	(0.40)	(0.06)	12.12
2004[4]	12.35	0.40	(0.03)	(0.40)	(0.03)	12.29
2003[4]	12.46	0.40	(0.04)	(0.41)	(0.06)	12.35
Class Y
2007[1]	$11.73	$0.24	$(0.08)	$(0.24)	$(0.03)	$11.62
2007[2]	11.76	0.48	0.06	(0.48)	(0.09)	11.73
2006[3]	12.15	0.36	(0.30)	(0.36)	(0.09)	11.76
2005[4]	12.32	0.48	(0.11)	(0.48)	(0.06)	12.15
2004[4]	12.38	0.48	(0.03)	(0.48)	(0.03)	12.32
2003[4]	12.48	0.49	(0.05)	(0.48)	(0.06)	12.38

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.53%	$20,506	0.78%	3.98%	1.07%	3.69%	9%
3.87	21,153	0.85	3.86	1.07	3.64	18
0.74	26,526	0.85	3.85	1.08	3.62	11
2.33	32,326	0.85	3.78	1.06	3.57	15
3.03	35,047	0.85	3.77	1.05	3.57	8
3.55	31,044	0.85	3.85	1.05	3.65	15

2.59%	$170,559	0.70%	4.06%	0.82%	3.94%	9%
4.05	168,920	0.70	4.01	0.82	3.89	18
0.85	175,485	0.70	4.00	0.83	3.87	11
2.50	197,251	0.70	3.93	0.81	3.82	15
3.10	216,906	0.70	3.92	0.80	3.82	8
3.82	238,958	0.70	4.01	0.80	3.91	15

0.35%	$100,610	0.88%	4.19%	1.08%	3.99%	19%
4.05	106,732	0.95	4.10	1.10	3.95	20
1.28	101,142	0.95	4.15	1.10	4.00	11
4.42	106,783	0.95	4.04	1.06	3.93	16
3.94	114,981	0.95	3.87	1.05	3.77	25
3.90	125,916	0.95	4.25	1.06	4.14	23

0.02%	$15,872	1.35%	3.72%	1.49%	3.58%	19%
3.65	14,221	1.35	3.69	1.58	3.46	20
0.98	10,359	1.35	3.75	1.85	3.25	11
4.02	9,841	1.35	3.64	1.81	3.18	16
3.45	10,387	1.35	3.47	1.80	3.02	25
3.51	11,951	1.35	3.85	1.81	3.39	23

0.35%	$48,894	0.70%	4.38%	0.84%	4.24%	19%
4.31	56,181	0.70	4.35	0.85	4.20	20
1.47	48,760	0.70	4.40	0.85	4.25	11
4.69	46,471	0.70	4.29	0.81	4.18	16
4.20	42,900	0.70	4.12	0.80	4.02	25
4.16	47,858	0.70	4.50	0.81	4.39	23

1.29%	$24,374	0.95%	3.89%	1.10%	3.74%	10%
4.23	24,945	0.95	3.78	1.10	3.63	33
0.38	26,972	0.95	3.74	1.09	3.60	20
2.74	30,188	0.95	3.65	1.06	3.54	19
3.60	27,114	0.95	3.68	1.05	3.58	15
3.45	28,141	0.95	3.69	1.06	3.58	20

1.09%	$524	1.35%	3.49%	1.50%	3.34%	10%
3.84	518	1.35	3.35	1.57	3.13	33
—	214	1.35	3.34	1.84	2.85	20
2.42	190	1.35	3.25	1.81	2.79	19
3.11	218	1.35	3.28	1.80	2.83	15
3.05	279	1.35	3.30	1.81	2.84	20

1.42%	$130,776	0.70%	4.14%	0.85%	3.99%	10%
4.58	130,644	0.70	4.03	0.85	3.88	33
0.49	138,394	0.70	3.99	0.84	3.85	20
3.08	151,710	0.70	3.90	0.81	3.79	19
3.77	152,676	0.70	3.93	0.80	3.83	15
3.71	168,094	0.70	3.94	0.81	3.83	20

First American Funds 2007 Semiannual Report   75

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Nebraska Tax Free Fund
Class A
2007[1]	$10.30	$0.20	$(0.04)	$(0.20)	$(0.05)	$10.21
2007[2]	10.33	0.42	0.02	(0.42)	(0.05)	10.30
2006[3]	10.58	0.31	(0.24)	(0.30)	(0.02)	10.33
2005[4]	10.66	0.39	(0.05)	(0.42)	—	10.58
2004[4]	10.66	0.41	0.03	(0.40)	(0.04)	10.66
2003[4]	10.70	0.41	(0.04)	(0.40)	(0.01)	10.66
Class C
2007[1]	$10.23	$0.19	$(0.05)	$(0.18)	$(0.05)	$10.14
2007[2]	10.26	0.37	0.02	(0.37)	(0.05)	10.23
2006[3]	10.50	0.27	(0.22)	(0.27)	(0.02)	10.26
2005[4]	10.58	0.35	(0.06)	(0.37)	—	10.50
2004[4]	10.58	0.35	0.04	(0.35)	(0.04)	10.58
2003[4]	10.63	0.36	(0.04)	(0.36)	(0.01)	10.58
Class Y
2007[1]	$10.30	$0.22	$(0.04)	$(0.22)	$(0.05)	$10.21
2007[2]	10.33	0.44	0.02	(0.44)	(0.05)	10.30
2006[3]	10.58	0.32	(0.23)	(0.32)	(0.02)	10.33
2005[4]	10.66	0.43	(0.07)	(0.44)	—	10.58
2004[4]	10.65	0.43	0.04	(0.42)	(0.04)	10.66
2003[4]	10.69	0.43	(0.03)	(0.43)	(0.01)	10.65

Ohio Tax Free Fund
Class A
2007[1]	$10.20	$0.20	$0.04	$(0.19)	$(0.03)	$10.22
2007[2]	10.17	0.38	0.05	(0.38)	(0.02)	10.20
2006[3]	10.42	0.29	(0.25)	(0.28)	(0.01)	10.17
2005[4]	10.52	0.36	(0.06)	(0.36)	(0.04)	10.42
2004[4]	10.54	0.36	0.07	(0.35)	(0.10)	10.52
2003[4]	10.58	0.36	(0.03)	(0.37)	—	10.54
Class C
2007[1]	$10.07	$0.17	$0.05	$(0.17)	$(0.03)	$10.09
2007[2]	10.05	0.33	0.05	(0.34)	(0.02)	10.07
2006[3]	10.32	0.25	(0.26)	(0.25)	(0.01)	10.05
2005[4]	10.41	0.32	(0.05)	(0.32)	(0.04)	10.32
2004[4]	10.44	0.29	0.09	(0.31)	(0.10)	10.41
2003[4]	10.57	0.32	(0.12)	(0.33)	—	10.44
Class Y
2007[1]	$10.19	$0.20	$0.06	$(0.20)	$(0.03)	$10.22
2007[2]	10.17	0.41	0.04	(0.41)	(0.02)	10.19
2006[3]	10.43	0.30	(0.25)	(0.30)	(0.01)	10.17
2005[4]	10.53	0.38	(0.05)	(0.39)	(0.04)	10.43
2004[4]	10.55	0.38	0.07	(0.37)	(0.10)	10.53
2003[4]	10.57	0.39	(0.02)	(0.39)	—	10.55

Oregon Intermediate Tax Free Fund
Class A
2007[1]	$9.72	$0.18	$0.10	$(0.19)	$(0.01)	$9.80
2007[2]	9.78	0.37	(0.02)	(0.37)	(0.04)	9.72
2006[3]	10.07	0.27	(0.25)	(0.27)	(0.04)	9.78
2005[4]	10.30	0.36	(0.19)	(0.36)	(0.04)	10.07
2004[4]	10.43	0.37	(0.05)	(0.37)	(0.08)	10.30
2003[4]	10.49	0.37	(0.03)	(0.38)	(0.02)	10.43
Class Y
2007[1]	$9.72	$0.19	$0.11	$(0.20)	$(0.01)	$9.81
2007[2]	9.78	0.38	(0.02)	(0.38)	(0.04)	9.72
2006[3]	10.07	0.28	(0.25)	(0.28)	(0.04)	9.78
2005[4]	10.30	0.38	(0.19)	(0.38)	(0.04)	10.07
2004[4]	10.43	0.39	(0.05)	(0.39)	(0.08)	10.30
2003[4]	10.49	0.40	(0.05)	(0.39)	(0.02)	10.43

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

76   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.65%	$6,501	0.75%	4.05%	1.43%	3.37%	1%
4.24	7,091	0.75	3.97	1.44	3.28	39
0.65	6,910	0.75	3.89	1.30	3.34	35
3.20	7,136	0.75	3.78	1.12	3.41	21
4.18	4,925	0.75	3.82	1.08	3.49	17
3.57	4,869	0.75	3.87	1.07	3.55	15

1.46%	$1,808	1.15%	3.62%	1.83%	2.94%	1%
3.86	1,559	1.15	3.56	1.92	2.79	39
0.46	1,487	1.15	3.49	2.05	2.59	35
2.81	1,565	1.15	3.38	1.87	2.66	21
3.80	1,861	1.15	3.42	1.83	2.74	17
3.10	1,657	1.15	3.46	1.82	2.79	15

1.78%	$29,550	0.50%	4.29%	1.18%	3.61%	1%
4.51	32,502	0.50	4.22	1.19	3.53	39
0.85	31,347	0.50	4.14	1.05	3.59	35
3.45	32,418	0.50	4.03	0.87	3.66	21
4.54	29,722	0.50	4.07	0.83	3.74	17
3.82	28,120	0.50	4.11	0.82	3.79	15

2.41%	$559	0.75%	3.80%	1.39%	3.16%	12%
4.28	808	0.75	3.70	1.41	3.04	33
0.40	841	0.75	3.60	1.28	3.07	11
2.86	988	0.75	3.41	1.11	3.05	13
4.16	1,200	0.75	3.43	1.08	3.10	19
3.22	849	0.75	3.52	1.09	3.18	22

2.23%	$188	1.15%	3.40%	1.79%	2.76%	12%
3.81	187	1.15	3.29	1.90	2.54	33
(0.08)	209	1.15	3.22	2.03	2.34	11
2.58	174	1.15	3.01	1.86	2.30	13
3.69	120	1.15	3.03	1.83	2.35	19
1.95	215	1.15	3.08	1.84	2.39	22

2.64%	$44,186	0.50%	4.05%	1.14%	3.41%	12%
4.44	42,223	0.50	3.94	1.16	3.28	33
0.49	40,606	0.50	3.85	1.03	3.32	11
3.12	41,104	0.50	3.66	0.86	3.30	13
4.42	39,240	0.50	3.68	0.82	3.36	19
3.65	39,465	0.50	3.78	0.84	3.44	22

2.88%	$7,216	0.85%	3.66%	1.12%	3.39%	9%
3.54	7,895	0.85	3.71	1.12	3.44	43
0.16	9,456	0.85	3.62	1.11	3.36	13
1.67	9,356	0.85	3.56	1.06	3.35	20
3.20	8,700	0.85	3.62	1.05	3.42	12
3.31	8,189	0.85	3.67	1.05	3.47	17

3.06%	$112,542	0.70%	3.81%	0.87%	3.64%	9%
3.70	109,357	0.70	3.86	0.87	3.69	43
0.28	111,344	0.70	3.77	0.86	3.61	13
1.82	133,613	0.70	3.71	0.81	3.60	20
3.35	137,869	0.70	3.77	0.80	3.67	12
3.46	146,244	0.70	3.82	0.80	3.72	17

First American Funds 2007 Semiannual Report   77

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Short Tax Free Fund
Class A
2007[1]	$9.70	$0.15	$0.11	$(0.15)	$—	$9.81
2007[2]	9.68	0.28	0.03	(0.29)	—	9.70
2006[3]	9.78	0.19	(0.09)	(0.20)	—	9.68
2005[4]	9.96	0.24	(0.17)	(0.25)	—	9.78
2004[4]	10.18	0.26	(0.17)	(0.25)	(0.06)	9.96
2003[5]	10.00	0.26	0.19	(0.27)	—	10.18
Class Y
2007[1]	$9.70	$0.16	$0.11	$(0.16)	$—	$9.81
2007[2]	9.68	0.31	0.01	(0.30)	—	9.70
2006[3]	9.78	0.21	(0.10)	(0.21)	—	9.68
2005[4]	9.96	0.26	(0.18)	(0.26)	—	9.78
2004[4]	10.18	0.27	(0.17)	(0.26)	(0.06)	9.96
2003[5]	10.00	0.28	0.18	(0.28)	—	10.18

Tax Free Fund
Class A
2007[1]	$10.77	$0.22	$(0.19)	$(0.22)	$(0.06)	$10.52
2007[2]	10.86	0.45	—	(0.45)	(0.09)	10.77
2006[3]	11.10	0.35	(0.20)	(0.35)	(0.04)	10.86
2005[4]	11.18	0.47	0.03	(0.47)	(0.11)	11.10
2004[4]	11.28	0.47	0.02	(0.48)	(0.11)	11.18
2003[4]	11.44	0.47	(0.03)	(0.47)	(0.13)	11.28
Class C
2007[1]	$10.72	$0.19	$(0.19)	$(0.19)	$(0.06)	$10.47
2007[2]	10.81	0.40	0.01	(0.41)	(0.09)	10.72
2006[3]	11.05	0.32	(0.20)	(0.32)	(0.04)	10.81
2005[4]	11.13	0.42	0.03	(0.42)	(0.11)	11.05
2004[4]	11.24	0.43	—	(0.43)	(0.11)	11.13
2003[4]	11.40	0.42	(0.02)	(0.43)	(0.13)	11.24
Class Y
2007[1]	$10.78	$0.23	$(0.20)	$(0.22)	$(0.06)	$10.53
2007[2]	10.87	0.48	—	(0.48)	(0.09)	10.78
2006[3]	11.11	0.37	(0.20)	(0.37)	(0.04)	10.87
2005[4]	11.19	0.50	0.02	(0.49)	(0.11)	11.11
2004[4]	11.29	0.50	0.01	(0.50)	(0.11)	11.19
2003[4]	11.45	0.50	(0.03)	(0.50)	(0.13)	11.29

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	For the period from October 25, 2002, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

78   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.78%	$2,382	0.75%	3.18%	1.11%	2.82%	21%
3.22	2,410	0.75	2.94	1.08	2.61	57
1.02	3,321	0.75	2.65	1.08	2.32	22
0.67	4,103	0.75	2.46	1.06	2.15	37
0.90	6,329	0.75	2.55	1.05	2.25	30
4.54	6,448	0.75	2.67	1.05	2.37	54

2.86%	$150,127	0.60%	3.32%	0.86%	3.06%	21%
3.37	161,468	0.60	3.09	0.83	2.86	57
1.13	235,900	0.60	2.80	0.83	2.57	22
0.83	329,647	0.60	2.62	0.81	2.41	37
1.05	419,359	0.60	2.70	0.80	2.50	30
4.66	396,918	0.60	3.00	0.80	2.80	54

0.22%	$36,231	0.82%	4.16%	1.03%	3.95%	24%
4.16	37,760	0.95	4.08	1.03	4.00	31
1.37	36,519	0.95	4.28	1.06	4.17	13
4.51	38,205	0.95	4.20	1.06	4.09	8
4.45	40,156	0.95	4.18	1.05	4.08	23
4.06	42,942	0.95	4.21	1.05	4.11	23

(0.04)%	$2,665	1.35%	3.62%	1.42%	3.55%	24%
3.76	2,495	1.35	3.67	1.51	3.51	31
1.06	2,210	1.35	3.87	1.81	3.41	13
4.13	2,712	1.35	3.80	1.81	3.34	8
3.92	2,682	1.35	3.77	1.80	3.32	23
3.67	4,880	1.35	3.81	1.80	3.36	23

0.29%	$479,890	0.70%	4.27%	0.77%	4.20%	24%
4.42	539,360	0.70	4.32	0.78	4.24	31
1.57	455,910	0.70	4.53	0.81	4.42	13
4.77	436,303	0.70	4.45	0.81	4.34	8
4.71	416,651	0.70	4.43	0.80	4.33	23
4.31	460,634	0.70	4.46	0.80	4.36	23

First American Funds 2007 Semiannual Report   79

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

1 >	Organization

Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2007, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF’s articles of incorporation permit the board of directors to create additional funds in the future. Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open- end management investment companies. Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide a description of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that

80   First American Funds 2007 Semiannual Report

materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. At December 31, 2007, the funds held no fair-valued securities.

Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at the net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to book and tax differences for straddle loss deferrals and classification of dividends paid by the funds. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2007 (estimated) and the fiscal year ended June 30, 2007 (adjusted by dividends payable as of December 31, 2007 and June 30, 2007) were as follows:

	December 31, 2007

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$630	$—	$87	$717
California Intermediate Tax Free Fund	1,109	—	67	1,176
California Tax Free Fund	762	—	135	897
Colorado Intermediate Tax Free Fund	873	—	214	1,087
Colorado Tax Free Fund	513	—	76	589
Intermediate Tax Free Fund	12,928	—	2,114	15,042
Minnesota Intermediate Tax Free Fund	3,885	—	520	4,405
Minnesota Tax Free Fund	3,809	—	933	4,742
Missouri Tax Free Fund	3,283	—	407	3,690
Nebraska Tax Free Fund	854	—	189	1,043
Ohio Tax Free Fund	862	—	143	1,005
Oregon Intermediate Tax Free Fund	2,437	—	82	2,519
Short Tax Free Fund	2,635	—	—	2,635
Tax Free Fund	11,854	—	2,968	14,822

First American Funds 2007 Semiannual Report   81

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

	June 30, 2007

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$1,082	$4	$143	$1,229
California Intermediate Tax Free Fund	2,090	48	254	2,392
California Tax Free Fund	1,465	4	115	1,584
Colorado Intermediate Tax Free Fund	1,628	35	296	1,959
Colorado Tax Free Fund	994	7	176	1,177
Intermediate Tax Free Fund	24,213	218	625	25,056
Minnesota Intermediate Tax Free Fund	7,247	9	1,016	8,272
Minnesota Tax Free Fund	6,683	30	429	7,142
Missouri Tax Free Fund	5,828	—	1,173	7,001
Nebraska Tax Free Fund	1,547	—	182	1,729
Ohio Tax Free Fund	1,548	17	69	1,634
Oregon Intermediate Tax Free Fund	4,260	8	514	4,782
Short Tax Free Fund	5,816	—	—	5,816
Tax Free Fund	21,441	90	4,241	25,772

As of June 30, 2007, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Accumulated			Total
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Other	Accumulated
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated	Earnings
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Losses	(Deficit)

Arizona Tax Free Fund	$—	$99	$86	$—	$460	$(13)	$632
California Intermediate Tax Free Fund	33	189	12	—	761	—	995
California Tax Free Fund	51	116	84	—	793	—	1,044
Colorado Intermediate Tax Free Fund	25	139	191	—	1,071	—	1,426
Colorado Tax Free Fund	3	55	75	—	661	(4)	790
Intermediate Tax Free Fund	282	2,221	1,376	—	16,457	—	20,336
Minnesota Intermediate Tax Free Fund	26	731	467	—	3,633	—	4,857
Minnesota Tax Free Fund	58	448	733	—	4,657	(135)	5,761
Missouri Tax Free Fund	80	573	327	—	2,675	(1)	3,654
Nebraska Tax Free Fund	11	134	178	—	318	(14)	627
Ohio Tax Free Fund	6	135	42	—	412	(26)	569
Oregon Intermediate Tax Free Fund	31	493	54	—	1,015	—	1,593
Short Tax Free Fund	—	566	—	(2,281)	(1,006)	—	(2,721)
Tax Free Fund	14	1,734	1,698	—	13,302	(131)	16,617

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses deferred due to straddles.

As of June 30, 2007, Short Tax Free Fund had a capital loss carryforward of $1,932, of which $238 will expire in 2013, $550 will expire in 2014, and $1,144 will expire in 2015 if not offset by subsequent capital gains.

Short Tax Free Fund incurred a loss of $349 for tax purposes for the period from November 1, 2006 to June 30, 2007. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ending June 30, 2008.

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal

82   First American Funds 2007 Semiannual Report

income tax purposes. At December 31, 2007, no fund had outstanding futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At December 31, 2007, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis:

Fund	Cost

California Tax Free Fund	$1,485
Intermediate Tax Free Fund	1,232
Minnesota Intermediate Tax Free Fund	200

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At December 31, 2007, no fund had investments in illiquid securities.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than those of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds’ shares may be more volatile than if the funds did not invest in such securities. As of and for the year ended December 31, 2007, no fund had investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.50% of the fund’s average daily net assets. FAF Advisors has agreed to

First American Funds 2007 Semiannual Report   83

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

waive fees and reimburse other fund expenses at least through October 31, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A		C	Y

Arizona Tax Free Fund	0.75%		1.15%	0.50%
California Intermediate Tax Free Fund	0.70	*	NA	0.70
California Tax Free Fund	0.65	*	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85		NA	0.70
Colorado Tax Free Fund	0.75		1.15	0.50
Intermediate Tax Free Fund	0.75	*	NA	0.70
Minnesota Intermediate Tax Free Fund	0.75	*	NA	0.70
Minnesota Tax Free Fund	0.85	*	1.35	0.70
Missouri Tax Free Fund	0.95		1.35	0.70
Nebraska Tax Free Fund	0.75		1.15	0.50
Ohio Tax Free Fund	0.75		1.15	0.50
Oregon Intermediate Tax Free Fund	0.85		NA	0.70
Short Tax Free Fund	0.75		NA	0.60
Tax Free Fund	0.75	*	1.35	0.70

NA = Not Applicable

*	Prior to September 1, 2007, FAF Advisors had contractually agreed to waive fees and reimburse other fund expenses so that the total annual Class A operating expenses, after waivers by the advisor and the distributor, did not exceed 0.85%, 0.75%, 0.85%, 0.85%, 0.95%, and 0.95% of average daily net assets for California Intermediate Tax Free Fund, California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2007, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Arizona Tax Free Fund	$—	$—
California Intermediate Tax Free Fund	—	—
California Tax Free Fund	—	—
Colorado Intermediate Tax Free Fund	—	—
Colorado Tax Free Fund	—	—
Intermediate Tax Free Fund	—	1
Minnesota Intermediate Tax Free Fund	—	—
Minnesota Tax Free Fund	—	—
Missouri Tax Free Fund	—	—
Nebraska Tax Free Fund	—	—
Ohio Tax Free Fund	—	—
Oregon Intermediate Tax Free Fund	—	—
Short Tax Free Fund	—	—
Tax Free Fund	—	—

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 0.65% of each fund’s average daily net assets of

84   First American Funds 2007 Semiannual Report

Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. Effective September 1, 2007, FAF Advisors is waiving an additional amount of Class A 12b-1 fees equal to 0.15%, 0.10%, 0.10%, 0.10%, 0.10%, and 0.20% of average daily net assets of Class A shares for California Intermediate Tax Free Fund, California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively.

For the six-month period ended December 31, 2007, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

California Intermediate Tax Free Fund	$3
Colorado Intermediate Tax Free Fund	3
Intermediate Tax Free Fund	14
Minnesota Intermediate Tax Free Fund	10
Oregon Intermediate Tax Free Fund	4
Short Tax Free Fund	1

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2007:

Fund	Amount

Arizona Tax Free Fund	$1
California Intermediate Tax Free Fund	2
California Tax Free Fund	15
Colorado Intermediate Tax Free Fund	3
Colorado Tax Free Fund	4
Intermediate Tax Free Fund	12
Minnesota Intermediate Tax Free Fund	7
Minnesota Tax Free Fund	46
Missouri Tax Free Fund	27
Nebraska Tax Free Fund	5
Ohio Tax Free Fund	1
Oregon Intermediate Tax Free Fund	4
Short Tax Free Fund	2
Tax Free Fund	17

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2007, legal fees and expenses of $43 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Arizona Tax Free Fund	$—
California Intermediate Tax Free Fund	1
California Tax Free Fund	30
Colorado Intermediate Tax Free Fund	—
Colorado Tax Free Fund	—
Intermediate Tax Free Fund	3
Minnesota Intermediate Tax Free Fund	2
Minnesota Tax Free Fund	102
Missouri Tax Free Fund	8
Nebraska Tax Free Fund	8
Ohio Tax Free Fund	—
Oregon Intermediate Tax Free Fund	1
Short Tax Free Fund	—
Tax Free Fund	1

First American Funds 2007 Semiannual Report   85

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FAIF has 362 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

			California
	Arizona		Intermediate		California
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	26	43	14	317	95	183
Shares issued in lieu of cash distributions	5	11	5	11	17	24
Shares redeemed	(130)	(112)	(40)	(50)	(133)	(155)

Total Class A transactions	(99)	(58)	(21)	278	(21)	52

Class C:
Shares issued	4	24	—	—	—	41
Shares issued in lieu of cash distributions	2	4	—	—	2	5
Shares redeemed	(34)	(10)	—	—	(27)	(236)

Total Class C transactions	(28)	18	—	—	(25)	(190)

Class Y:
Shares issued	260	506	275	605	925	538
Shares issued in lieu of cash distributions	9	14	2	6	5	6
Shares redeemed	(144)	(168)	(820)	(468)	(577)	(267)

Total Class Y transactions	125	352	(543)	143	353	277

Net increase (decrease) in capital shares	(2)	312	(564)	421	307	139

	Colorado
	Intermediate		Colorado		Intermediate
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	14	39	11	88	69	278
Shares issued in lieu of cash distributions	11	25	14	38	49	87
Shares redeemed	(154)	(327)	(187)	(91)	(281)	(630)

Total Class A transactions	(129)	(263)	(162)	35	(163)	(265)

Class C:
Shares issued	—	—	1	15	—	—
Shares issued in lieu of cash distributions	—	—	5	12	—	—
Shares redeemed	—	—	(27)	(35)	—	—

Total Class C transactions	—	—	(21)	(8)	—	—

Class Y:
Shares issued	1,097	738	216	624	10,725	9,332
Shares issued in lieu of cash distributions	3	6	2	5	158	214
Shares redeemed	(292)	(546)	(228)	(308)	(8,227)	(13,449)

Total Class Y transactions	808	198	(10)	321	2,656	(3,903)

Net increase (decrease) in capital shares	679	(65)	(193)	348	2,493	(4,168)

86   First American Funds 2007 Semiannual Report

	Minnesota
	Intermediate		Minnesota		Missouri
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	489	84	910	1,969	31	207
Shares issued in lieu of cash distributions	26	60	161	249	23	48
Shares redeemed	(584)	(679)	(1,412)	(1,676)	(83)	(421)

Total Class A transactions	(69)	(535)	(341)	542	(29)	(166)

Class C:
Shares issued	—	—	296	481	—	25
Shares issued in lieu of cash distributions	—	—	25	29	1	1
Shares redeemed	—	—	(134)	(152)	—	—

Total Class C transactions	—	—	187	358	1	26

Class Y:
Shares issued	2,131	2,454	1,113	1,485	1,329	1,796
Shares issued in lieu of cash distributions	13	32	14	19	9	23
Shares redeemed	(2,000)	(3,077)	(1,687)	(809)	(1,221)	(2,443)

Total Class Y transactions	144	(591)	(560)	695	117	(624)

Net increase (decrease) in capital shares	75	(1,126)	(714)	1,595	89	(764)

					Oregon
	Nebraska		Ohio		Intermediate
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	13	63	—	34	14	105
Shares issued in lieu of cash distributions	10	16	1	1	8	20
Shares redeemed	(74)	(60)	(25)	(39)	(98)	(280)

Total Class A transactions	(51)	19	(24)	(4)	(76)	(155)

Class C:
Shares issued	41	40	—	—	—	—
Shares issued in lieu of cash distributions	2	3	—	—	—	—
Shares redeemed	(17)	(36)	—	(2)	—	—

Total Class C transactions	26	7	—	(2)	—	—

Class Y:
Shares issued	84	606	439	690	1,001	1,281
Shares issued in lieu of cash distributions	7	11	15	28	9	35
Shares redeemed	(353)	(497)	(272)	(569)	(783)	(1,455)

Total Class Y transactions	(262)	120	182	149	227	(139)

Net increase (decrease) in capital shares	(287)	146	158	143	151	(294)

	Short
	Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	2	109	292	677
Shares issued in lieu of cash distributions	4	8	61	118
Shares redeemed	(11)	(212)	(416)	(651)

Total Class A transactions	(5)	(95)	(63)	144

Class C:
Shares issued	—	—	35	48
Shares issued in lieu of cash distributions	—	—	3	6
Shares redeemed	—	—	(17)	(25)

Total Class C transactions	—	—	21	29

Class Y:
Shares issued	2,879	2,180	5,297	14,149
Shares issued in lieu of cash distributions	14	41	112	166
Shares redeemed	(4,226)	(9,940)	(9,870)	(6,220)

Total Class Y transactions	(1,333)	(7,719)	(4,461)	8,095

Net increase (decrease) in capital shares	(1,338)	(7,814)	(4,503)	8,268

First American Funds 2007 Semiannual Report   87

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

5 >	Investment Security Transactions

During the six-month period ended December 31, 2007, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Arizona Tax Free Fund	$6,823	$4,774
California Intermediate Tax Free Fund	6,210	12,280
California Tax Free Fund	11,160	10,532
Colorado Intermediate Tax Free Fund	13,392	7,335
Colorado Tax Free Fund	4,907	6,739
Intermediate Tax Free Fund	65,104	60,371
Minnesota Intermediate Tax Free Fund	17,419	18,160
Minnesota Tax Free Fund	31,606	36,378
Missouri Tax Free Fund	15,497	16,324
Nebraska Tax Free Fund	359	3,532
Ohio Tax Free Fund	6,323	4,943
Oregon Intermediate Tax Free Fund	12,126	10,377
Short Tax Free Fund	30,643	59,860
Tax Free Fund	131,219	165,132

The aggregate gross unrealized appreciation and depreciation for securities held by the funds and the total cost of securities for federal income tax purposes at December 31, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Arizona Tax Free Fund	$800	$(509)	$291	$28,633
California Intermediate Tax Free Fund	1,456	(286)	1,170	52,293
California Tax Free Fund	1,117	(269)	848	41,420
Colorado Intermediate Tax Free Fund	1,676	(312)	1,364	46,879
Colorado Tax Free Fund	842	(581)	261	22,320
Intermediate Tax Free Fund	24,068	(3,639)	20,429	588,654
Minnesota Intermediate Tax Free Fund	5,883	(1,509)	4,374	185,183
Minnesota Tax Free Fund	5,058	(4,287)	771	163,900
Missouri Tax Free Fund	4,426	(2,947)	1,479	153,986
Nebraska Tax Free Fund	762	(572)	190	37,255
Ohio Tax Free Fund	1,003	(459)	544	44,126
Oregon Intermediate Tax Free Fund	3,143	(868)	2,275	117,052
Short Tax Free Fund	1,212	(240)	972	149,067
Tax Free Fund	14,362	(12,960)	1,402	511,710

6 >	Concentration of Credit Risk

Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers’ ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and as of December 31, 2007, the funds did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

88   First American Funds 2007 Semiannual Report

Notice toShareholders  December 31, 2007 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

First American Funds 2007 Semiannual Report   89

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

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Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the
First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08 2/2008 SAR-TAXFREEINCOME

First American Funds.

December 31, 2007

2007 Semiannual Report

Income Funds

First American Funds Online	1
Holdings Summaries	2
Expense Examples	5
Schedule of Investments	9
Statements of Assets and Liabilities	44
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	52
Notes to Financial Statements	62
Notice to Shareholders	73

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN INVESTMENT FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED JANUARY 22, 2008

This information supplements the Income Funds Prospectus of First American Investment Funds, Inc., dated October 29, 2007 (the “Prospectus”). This supplement replaces and supersedes the prospectus supplement dated January 17, 2008. This supplement and the Prospectus constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

Effective January 17, 2008, the following replaces the paragraph regarding eligibility to invest in Class Y shares under “Policies and Services — Purchasing, Redeeming, and Exchanging Shares — Choosing a Share Class — Eligibility to Invest in Class R and Class Y Shares”:

Class Y shares are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

The following replaces “Policies and Services — Purchasing, Redeeming, and Exchanging Shares — Determining Your Share Price — Class A Shares — Purchasing Class A Shares Without a Sales Charge”:

The following persons may purchase a fund’s Class A shares at net asset value without a sales charge:

•	directors, advisory board members, full-time employees and retirees of the advisor and its affiliates.

•	current and retired officers and directors of the funds.

•	full-time employees of any broker-dealer authorized to sell fund shares.

•	full-time employees of the fund’s counsel.

•	members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

•	persons who purchase the funds through “one-stop” mutual fund networks through which the funds are made available.

•	persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

•	trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

•	group retirement and employee benefit plans.

You must notify the funds or your financial intermediary if you are eligible to purchase Class A shares without a sales charge.

Effective immediately, information regarding the portfolio managers primarily responsible for the management of High Income Bond Fund, as set forth in the Prospectus under the heading “Additional Information — Management — Portfolio Management,” is replaced by the following:

High Income Bond Fund. John T. Fruit has served as the primary portfolio manager for the fund since October 2006 and had previously co-managed the fund since November 2005. Gregory A. Hanson has co-managed the fund since March 2006. Jeffrey T. Schmitz has co-managed the fund since January 2008.

Information regarding the portfolio manager biographies, as set forth in the Prospectus under the heading “Additional Information — Management — Portfolio Manager Biographies,” includes the following:

Jeffrey T. Schmitz, CFA, Senior Credit Analyst, entered the financial services industry in 1987. Prior to joining FAF Advisors in 2006, Mr. Schmitz worked as a senior credit research analyst at Deephaven Capital Management, as a trading risk manager at Cargill Financial Services, and in various risk oversight roles with the Office of the Comptroller of the Currency.

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First American Funds Online

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

(WEBSITE GRAPHIC)

Online features and functionality include:

-	The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

-	The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2007 Semiannual Report   1

Holdings Summaries

Core Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	29.8%
Asset-Backed Securities	25.0
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	17.4
Corporate Bonds	14.0
U.S. Government & Agency Securities	9.7
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.1
Preferred Stock	0.3
Short-Term Investments	0.9
Other Assets and Liabilities, Net[3]	(0.2)

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	81.4%
AA	4.1
A	4.1
BBB	7.9
BB	0.6
B	0.3
Non-Rated	1.6

100.0%

High Income Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

High Yield Corporate Bonds	83.2%
Preferred Stocks	4.1
Closed-End Funds	3.3
Investment Grade Corporate Bonds	2.8
Convertible Securities	2.0
Common Stocks	0.8
Asset-Backed Security	0.0
Short-Term Investments	2.8
Other Assets and Liabilities, Net[3]	1.0

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

A	1.3%
BBB	4.8
BB	29.4
B	44.6
CCC	18.3
Non-Rated	1.6

100.0%

Inflation Protected Securities Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

U.S. Government & Agency Securities	84.1%
Corporate Bonds	4.4
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	4.2
Asset-Backed Securities	4.0
U.S. Government Agency Mortgage-Backed Securities	0.6
Common Stocks	0.5
Convertible Securities	0.4
Municipal Bond	0.3
Preferred Stock	0.2
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	0.1
Short-Term Investments	1.1
Other Assets and Liabilities, Net[3]	0.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	95.3%
AA	1.4
A	1.2
BBB	1.2
BB	0.4
B	0.5

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2007 Semiannual Report

Intermediate Government Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

U.S. Government & Agency Securities	95.6%
Short-Term Investment	2.4
Other Assets and Liabilities, Net[3]	2.0

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	100.0%

Intermediate Term Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Asset-Backed Securities	31.4%
Corporate Bonds	24.0
U.S. Government & Agency Securities	16.2
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	14.6
U.S. Government Agency Mortgage-Backed Securities	8.1
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.7
Preferred Stock	0.3
Municipal Bond	0.3
Short-Term Investments	1.0
Other Assets and Liabilities, Net[3]	0.4

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	72.4%
AA	4.2
A	7.3
BBB	13.7
BB	0.6
Non-Rated	1.8

100.0%

Short Term Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

Asset-Backed Securities	44.8%
Corporate Bonds	18.0
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	17.9
U.S. Government Agency Mortgage-Backed Securities	11.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.7
U.S. Government & Agency Security	0.4
Short-Term Investments	2.1
Other Assets and Liabilities, Net[3]	0.6

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	77.8%
AA	5.0
A	7.0
BBB	7.8
BB	1.4
B	1.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2007 Semiannual Report   3

Holdings Summaries  concluded

Total Return Bond Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	22.6%
Asset-Backed Securities	21.2
Corporate Bonds	17.7
U.S. Government & Agency Securities	16.9
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.0
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.6
Preferred Stocks	0.6
Common Stocks	0.4
Convertible Securities	0.2
Municipal Bond	0.2
Short-Term Investments	1.5
Other Assets and Liabilities, Net[3]	0.1

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	79.8%
AA	4.4
A	3.5
BBB	7.5
BB	2.4
B	2.0
Not-Rated	0.4

100.0%

U.S. Government Mortgage Fund

 Portfolio Allocation as of December 31, 20071 (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	89.7%
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	23.7
Asset-Backed Securities	11.4
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.0
Short-Term Investments	1.0
Other Assets and Liabilities, Net[3]	(27.8)

100.0%

 Bond Credit Quality as of December 31, 20072 (% of market value)

AAA	94.4%
AA	4.9
A	0.1
BBB	0.6

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

[3]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2007 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Core Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,051.10	$4.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82

Class B Actual[2]	$1,000.00	$1,047.60	$8.75

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62

Class C Actual[2]	$1,000.00	$1,048.30	$8.75

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62

Class R Actual[2]	$1,000.00	$1,050.70	$6.19

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09

Class Y Actual[2]	$1,000.00	$1,053.40	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 5.11%, 4.76%, 4.83%, 5.07%, and 5.34% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2007 Semiannual Report   5

Expense Examples  continued

 High Income Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$988.20	$5.50

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

Class B Actual[2]	$1,000.00	$983.30	$9.22

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37

Class C Actual[2]	$1,000.00	$983.40	$9.22

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37

Class R Actual[2]	$1,000.00	$986.10	$6.74

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85

Class Y Actual[2]	$1,000.00	$988.40	$4.25

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of -1.18%, -1.67%, -1.66%, -1.39%, and -1.16% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Inflation Protected Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,085.70	$4.46

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

Class C Actual[4]	$1,000.00	$1,081.90	$8.37

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11

Class R Actual[4]	$1,000.00	$1,084.40	$5.76

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

Class Y Actual[4]	$1,000.00	$1,087.10	$3.15

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 8.57%, 8.19%, 8.44%, and 8.71% for Class A, Class C, Class R, and Class Y, respectively.

 Intermediate Government Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[6]	$1,000.00	$1,066.40	$3.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class Y Actual[6]	$1,000.00	$1,067.20	$3.12

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2007 of 6.64% and 6.72% for Class A and Class Y, respectively.

6   First American Funds 2007 Semiannual Report

 Intermediate Term Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/2007 to
	Value (7/01/2007)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,051.10	$4.38

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32

Class Y Actual[2]	$1,000.00	$1,052.10	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 5.11% and 5.21% for Class A and Class Y, respectively.

 Short Term Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[4]	$1,000.00	$1,036.90	$3.84

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81

Class Y Actual[4]	$1,000.00	$1,036.70	$3.07

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2007 of 3.69% and 3.67% for Class A and Class Y, respectively.

 Total Return Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[6]	$1,000.00	$1,054.90	$5.11

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.03

Class B Actual[6]	$1,000.00	$1,051.10	$8.97

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.39	$8.82

Class C Actual[6]	$1,000.00	$1,051.30	$8.97

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.39	$8.82

Class R Actual[6]	$1,000.00	$1,054.30	$6.40

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29

Class Y Actual[6]	$1,000.00	$1,056.20	$3.82

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.99%, 1.74%, 1.74%, 1.24%, and 0.74% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2007 of 5.49%, 5.11%, 5.13%, 5.43%, and 5.62% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2007 Semiannual Report   7

Expense Examples  concluded

 U.S. Government Mortgage Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/07 to
	Value (7/01/07)	Value (12/31/07)	12/31/07)

Class A Actual[2]	$1,000.00	$1,040.20	$4.87

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82

Class B Actual[2]	$1,000.00	$1,036.20	$8.70

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62

Class C Actual[2]	$1,000.00	$1,036.50	$8.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62

Class R Actual[2]	$1,000.00	$1,039.00	$6.15

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09

Class Y Actual[2]	$1,000.00	$1,041.50	$3.59

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2007 of 4.02%, 3.62%, 3.65%, 3.90%, and 4.15% for Class A, Class B, Class C, Class R, and Class Y, respectively.

8   First American Funds 2007 Semiannual Report

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 29.8%
Adjustable Rate (a) – 3.8%
Federal Home Loan Mortgage Corporation Pool
6.620%, 05/01/2025, #846757	253	256
6.422%, 04/01/2029, #847190	1,609	1,642
6.681%, 03/01/2030, #847180 (b)	2,179	2,196
6.570%, 07/01/2030, #847240	2,439	2,465
6.380%, 06/01/2031, #846984	865	870
5.771%, 07/01/2036, #1K1238 (b)	11,162	11,310
5.597%, 05/01/2037, #1H1396 (b)	15,794	15,940
Federal National Mortgage Association Pool
6.675%, 08/01/2030, #555843 (b)	6,008	6,199
6.000%, 03/01/2031, #545359	500	506
6.891%, 09/01/2033, #725553	2,133	2,191
5.270%, 11/01/2034, #735054 (b)	10,838	10,961
5.856%, 09/01/2037, #946441 (b)	9,620	9,763

		64,299

Fixed Rate – 26.0%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808	4,964	4,943
4.000%, 10/01/2010, #M80855 (b)	9,542	9,354
4.500%, 03/01/2018, #P10023	2,598	2,604
4.500%, 05/01/2018, #P10032 (b)	5,013	5,023
5.000%, 05/01/2018, #E96700 (b)	9,119	9,142
5.500%, 07/01/2022, #G12710 (b)	9,557	9,672
6.500%, 01/01/2028, #G00876	1,062	1,103
6.500%, 11/01/2028, #C00676	2,148	2,226
6.500%, 12/01/2028, #C00689	1,545	1,601
6.500%, 04/01/2029, #C00742	886	918
6.500%, 07/01/2031, #A17212 (b)	4,394	4,544
6.000%, 11/01/2033, #A15521	3,318	3,375
7.000%, 08/01/2037, #H09059 (b)	11,097	11,450
5.995%, 09/01/2037, #1G2163 (b)	10,469	10,638
7.000%, 09/01/2037, #H01292	5,074	5,235
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (b)	24,175	23,303
5.500%, 02/01/2014, #440780	1,874	1,900
7.000%, 02/01/2015, #535206	475	495
7.000%, 08/01/2016, #591038	648	674
5.500%, 12/01/2017, #673010	3,937	3,996
5.000%, 06/01/2018, #555545 (b)	6,215	6,230
5.000%, 11/01/2018, #750989 (b)	14,736	14,773
4.500%, 01/01/2019, #755666	3,689	3,630
5.000%, 11/01/2019, #725934	3,034	3,040
5.500%, 01/01/2020, #735386 (b)	6,861	6,963
5.500%, 06/01/2020, #735792	5,836	5,922
6.000%, 10/01/2022, #254513 (b)	3,905	3,988
5.500%, 01/01/2025, #255575 (b)	8,910	8,959
5.500%, 02/01/2025, #255628 (b)	12,796	12,866
5.500%, 10/01/2025, #255956 (b)	16,162	16,240
7.000%, 04/01/2026, #340798	414	436
7.000%, 05/01/2026, #250551	419	441
6.000%, 08/01/2027, #256852 (b)	9,803	9,983
6.500%, 02/01/2029, #252255	1,819	1,885
6.500%, 12/01/2031, #254169	4,460	4,574
6.000%, 04/01/2032, #745101 (b)	10,096	10,387
7.000%, 07/01/2032, #254379	2,490	2,622
7.000%, 07/01/2032, #545813	1,052	1,109
7.000%, 07/01/2032, #545815	666	701
6.000%, 09/01/2032, #254447 (b)	4,523	4,608
6.000%, 03/01/2033, #688330 (b)	6,961	7,092
5.500%, 04/01/2033, #694605 (b)	8,977	8,984
6.500%, 05/01/2033, #555798 (b)	5,698	5,893
5.500%, 06/01/2033, #843435	6,356	6,367
5.500%, 07/01/2033, #709446 (b)	10,525	10,533
5.500%, 07/01/2033, #728667	3,708	3,710
5.500%, 08/01/2033, #733380 (b)	9,994	10,001
5.500%, 10/01/2033, #555800 (b)	15,370	15,381
6.000%, 11/01/2033, #772130	713	725
6.000%, 11/01/2033, #772256	1,057	1,075
6.000%, 12/01/2033, #756200 (b)	2,760	2,809
5.500%, 01/01/2034 (c)	7,750	7,740
5.000%, 03/01/2034, #725205 (b)	7,332	7,165
5.000%, 03/01/2034, #725248 (b)	3,629	3,546
5.000%, 03/01/2034, #725250 (b)	6,611	6,460
5.500%, 04/01/2034, #725424 (b)	9,375	9,382
5.500%, 05/01/2034, #357571 (b)	12,307	12,307
5.000%, 06/01/2034, #782909	2	2
6.500%, 06/01/2034, #735273 (b)	8,606	8,897
5.500%, 08/01/2034, #745563 (b)	11,795	11,803
6.000%, 10/01/2034, #781776	1,825	1,856
6.500%, 04/01/2036, #831377	5,882	6,047
6.500%, 04/01/2036, #852909	5,694	5,854
6.500%, 07/01/2036, #831683 (b)	8,315	8,548
6.000%, 08/01/2036, #885536 (b)	6,971	7,080
6.500%, 08/01/2036, #893318 (b)	7,220	7,422
6.000%, 09/01/2036, #900555 (b)	13,903	14,149
6.500%, 09/01/2036, #831799 (b)	9,036	9,290
6.000%, 09/01/2037, #256890 (b)	6,315	6,360
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259	2	2
7.500%, 11/15/2030, #537699 (b)	431	460

		438,493

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $501,831)		502,792

Asset-Backed Securities – 25.0%
Automotive – 2.5%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (d)	1,431	1,431
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,337
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	14,690	14,792
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,442

		42,002

Credit Cards – 3.7%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (a)	4,125	3,964
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	25,470	26,461
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	6,350	6,389
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,485	11,864
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (a)	4,150	3,991

First American Funds 2007 Semiannual Report   9

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Series 2007-A1, Class A1
5.650%, 03/16/2020	$6,600	$6,592
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (d)	4,075	3,915

		63,176

Home Equity – 0.1%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	55	55
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
7.331%, 09/25/2023 (a)	778	697
Saxon Asset Securities Trust
Series 2004-1, Class A
5.405%, 03/25/2035 (a)	178	160

		912

Other – 17.8%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,733
Series 2006-2, Class A4
5.740%, 05/10/2045 (a)	4,085	4,222
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	10,185	10,187
Series 2007-T28, Class D
5.992%, 09/11/2042 (a) (d)	3,165	2,665
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	4,695
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	9,225	9,318
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	4,358	4,238
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,021	13,918
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	7,375	7,338
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,543
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	11,480	11,351
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	8,093	8,090
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	5,096	5,048
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	19,000
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,915
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (a)	8,685	8,520
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (a) (b)	14,510	15,007
Series 2006-RR2, Class A1
5.686%, 06/23/2046 (a) (d)	10,840	9,704
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (a) (d)	10,390	8,863
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044	2,750	2,651
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (a)	2,600	2,566
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	19,374
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,811
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.129%, 07/12/2038 (a)	3,102	2,908
Series 2005-LC1, Class AM
5.266%, 01/12/2044 (a)	5,938	5,831
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 (a)	7,670	7,967
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (a)	1,340	1,275
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (a)	1,270	1,201
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	12,505	13,037
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	9,238	9,203
Series 2006-P10B, Class 1
5.681%, 08/10/2016	16,810	16,909
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	13,048
Series 2007-C34, Class AJ
5.952%, 05/15/2046 (a)	5,184	5,064
Series 2007-C33, Class AJ
5.903%, 02/15/2051	4,945	4,817

		301,017

Utilities – 0.9%
Centerpoint Energy Transition
Series 2005-A, Class A5
5.302%, 08/01/2020	3,200	3,080
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	11,705	11,850

		14,930

Total Asset-Backed Securities
(Cost $422,500)		422,037

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2007 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 17.4%
Adjustable Rate (a) – 7.8%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.863%, 09/25/2035	$9,952	$9,927
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
5.144%, 12/20/2046	6,674	6,276
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	3,304	3,292
Series 2006-HYB5, Class 3A1A
5.970%, 09/20/2036	14,244	14,012
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033	10,857	10,646
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	11,079	10,402
Series 2007-4, Class 2A1
4.963%, 07/19/2047	12,621	11,902
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035	2,151	2,133
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
5.145%, 04/25/2047	5,028	4,652
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.370%, 02/25/2035	6,237	6,149
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	1,760	1,721
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.877%, 08/25/2036	12,007	11,867
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	553	552
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035	7,297	7,294
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034	12,035	11,896
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	2,193	2,188
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
5.354%, 02/25/2033	2,853	2,844
Series 2004-N, Class A3
4.137%, 08/25/2034	2,146	2,138
Series 2006-AR1, Class 2A2
5.554%, 03/25/2036	11,582	11,460

		131,351

Fixed Rate – 9.6%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	16,176	15,684
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	3,280	3,253
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,307
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	10,925	10,685
Chase Mortgage Finance
Series 2004-S3, Class 3A1
6.000%, 03/25/2034	7,060	7,121
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	6,086	6,019
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	3,759	3,695
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	4,760	4,757
Series 2006-19CB, Class A15
6.000%, 08/25/2036	4,738	4,702
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	14,564	14,519
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	6,854	6,907
Series 2003-8, Class DB1
6.238%, 04/25/2033	5,049	5,100
First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	1,918	1,914
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	7,907	7,890
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	5,989	6,047
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	3,012	3,003
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	7,460	7,509
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.142%, 11/25/2034	5,551	5,640
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	8,074	8,139
Series 2004-SL4, Class A3
6.500%, 07/25/2032	3,200	3,177
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	9,751	9,732
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	7,616	7,526
Series 2007-13, Class A8
6.000%, 09/25/2037	11,771	11,732
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (e)	52	52

		162,110

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $294,304)		293,461

First American Funds 2007 Semiannual Report   11

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Corporate Bonds – 14.0%
Banking – 2.4%
Bank of America
5.750%, 12/01/2017	$9,035	$9,056
Citigroup
6.125%, 11/21/2017	7,105	7,298
Citigroup Capital XXI
8.300%, 12/21/2057 (a)	3,155	3,294
First National Bank of Chicago
8.080%, 01/05/2018	1,324	1,573
JPMorgan Chase
5.150%, 10/01/2015	5,660	5,459
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	2,510	2,265
Lloyds
6.267%, 12/31/2049 (a) (d)	5,000	4,536
Wells Fargo
5.625%, 12/11/2017	4,300	4,302
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,576

		40,359

Basic Industry – 0.9%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,930
Georgia-Pacific
7.125%, 01/15/2017 (b) (d)	1,500	1,459
Southern Copper
7.500%, 07/27/2035	2,640	2,796
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,573
U.S. Steel
7.000%, 02/01/2018	3,650	3,626
Vale Overseas
6.250%, 01/11/2016	2,380	2,384

		15,768

Brokerage – 1.6%
Goldman Sachs Capital II
5.793%, 12/29/2049 (a)	2,415	2,150
Goldman Sachs Group
6.750%, 10/01/2037	3,685	3,611
Lehman Brothers Holdings
5.750%, 01/03/2017	4,495	4,318
Merrill Lynch
6.050%, 05/16/2016	6,285	6,175
Morgan Stanley
5.375%, 10/15/2015	8,270	8,040
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (a)	2,525	2,431

		26,725

Capital Goods – 0.2%
Siemens Financiering
6.125%, 08/17/2026 (d)	3,070	3,040

Communications – 1.0%
AT&T
6.300%, 01/15/2038	2,145	2,179
News America
6.650%, 11/15/2037 (d)	3,590	3,703
Telecom Italia Capital
4.000%, 11/15/2008	5,765	5,691
Telefonica Emisones
6.221%, 07/03/2017 (b)	2,360	2,452
Vodafone Group
6.150%, 02/27/2037	2,000	1,975

		16,000

Consumer Cyclical – 0.4%
Duty Free International
7.000%, 01/15/2004 (e) (f) (g)	2,191	—
Home Depot
5.875%, 12/16/2036	3,570	3,013
Viacom
6.875%, 04/30/2036	4,105	4,116

		7,129

Consumer Non Cyclical – 1.0%
AmerisourceBergen
5.625%, 09/15/2012	6,000	6,085
Cardinal Health
6.750%, 02/15/2011	7,500	7,877
Constellation Brands
7.250%, 05/15/2017 (d)	1,600	1,480
Covidien International
6.000%, 10/15/2017 (d)	2,000	2,070

		17,512

Electric – 1.9%
Energy Future Holdings
10.875%, 11/01/2017 (d)	1,500	1,507
Florida Power & Light
5.650%, 02/01/2037 (b)	4,160	4,037
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,173
Ohio Power, Series K
6.000%, 06/01/2016	4,100	4,144
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,309
Pacific Gas & Electric
6.500%, 03/01/2034	4,650	4,642
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (d)	4,315	4,315
Virginia Electric Power
5.950%, 09/15/2017	2,880	2,969

		32,096

Energy – 0.5%
Encana
6.500%, 02/01/2038	1,755	1,814
Tengizcheveroil Finance
6.124%, 11/15/2014 (b) (d)	4,655	4,387
TNK-BP Finance
7.875%, 03/13/2018 (d)	2,395	2,365

		8,566

Finance – 1.1%
American General Finance
3.875%, 10/01/2009	5,545	5,481
SLM, Series MTN
5.400%, 10/25/2011	4,705	4,288
Transcapitalinvest
5.670%, 03/05/2014 (d)	8,475	8,120

		17,889

Insurance – 0.6%
Allied World Assurance
7.500%, 08/01/2016	6,415	6,713
MetLife Capital Trust IV
7.875%, 12/15/2037 (d)	3,735	3,806

		10,519

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2007 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Natural Gas – 0.3%
NGPL Pipeco
7.119%, 12/15/2017 (d)	$2,640	$2,707
Transocean
6.000%, 03/15/2018	1,710	1,705

		4,412

Real Estate – 0.6%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	4,540	4,430
Prologis 2006 – REIT
5.750%, 04/01/2016	6,835	6,416

		10,846

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017	3,835	3,887

Technology – 1.1%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,745
First Data
9.875%, 09/24/2015 (d)	2,165	2,014
IBM
5.700%, 09/14/2017	3,945	4,078
Jabil Circuit
5.875%, 07/15/2010	8,660	8,763
National Semiconductor
6.600%, 06/15/2017	1,785	1,851

		18,451

Water – 0.2%
American Water Capital
6.085%, 10/15/2017 (d)	3,105	3,095

Total Corporate Bonds
(Cost $239,553)		236,294

U.S. Government & Agency Securities – 9.7%
U.S. Treasuries – 9.7%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (h)	23,900	11,874
U.S. Treasury Bonds
6.250%, 08/15/2023 (b)	8,865	10,614
7.625%, 02/15/2025 (b)	6,055	8,302
5.500%, 08/15/2028 (b)	8,950	10,134
5.250%, 02/15/2029 (b)	10,640	11,705
U.S. Treasury Notes
4.500%, 04/30/2012 (b)	8,000	8,357
4.750%, 05/31/2012 (b)	20,245	21,366
4.625%, 07/31/2012 (b)	18,185	19,094
4.250%, 09/30/2012 (b)	48,655	50,362
3.875%, 10/31/2012 (b)	11,115	11,333

Total U.S. Government & Agency Securities
(Cost $159,860)		163,141

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 3.1%
Fixed Rate – 3.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	8,061	8,190
Series 6, Class C
9.050%, 06/15/2019	23	23
Series 1022, Class J
6.000%, 12/15/2020	36	36
Series 162, Class F
7.000%, 05/15/2021	99	99
Series 188, Class H
7.000%, 09/15/2021	243	242
Series 1790, Class A
7.000%, 04/15/2022	79	81
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,898
Federal National Mortgage Association
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	14,023
Series 1988-24, Class G
7.000%, 10/25/2018	56	59
Series 1989-24, Class H
9.000%, 07/25/2019	45	50
Series 1989-90, Class E
8.700%, 12/25/2019	7	8
Series 1990-30, Class E
6.500%, 03/25/2020	29	30
Series 1990-61, Class H
7.000%, 06/25/2020	36	39
Series 1990-72, Class B
9.000%, 07/25/2020	28	31
Series 1990-102, Class J
6.500%, 08/25/2020	39	40
Series 1990-105, Class J
6.500%, 09/25/2020	359	376
Series 1991-56, Class M
6.750%, 06/25/2021	119	122
Series 1992-120, Class C
6.500%, 07/25/2022	49	51
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	13,520	13,589
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	10,799	10,802

		52,789

Z-Bonds (i) – 0.0%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	57	60
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	257	270
Series 1996-35, Class Z
7.000%, 07/25/2026	192	196

		526

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $52,331)		53,315

Preferred Stock – 0.3%
Sovereign – 0.3%
Fannie Mae
(Cost $4,800)	192,000	4,896

Short-Term Investments – 0.9%
Money Market Fund – 0.7%
First American Prime Obligations Fund, Class Z (j)	12,712,231	12,712

First American Funds 2007 Semiannual Report   13

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
3.110%, 03/20/2008 (k)	$3,045	$3,024

Total Short-Term Investments
(Cost $15,739)		15,736

Investment Purchased with Proceeds from Securities Lending – 37.9%
Mount Vernon Securities Lending Prime Portfolio (l)
(Cost $639,102)	639,101,788	639,102

Total Investments – 138.1%
(Cost $2,330,020)		2,330,774

Other Assets and Liabilities, Net – (38.1)%		(642,658)

Total Net Assets – 100.0%		$1,688,116

(a)	Variable Rate Security – The rate shown is the rate in effect at December 31, 2007.

(b)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $627,252 at December 31, 2007. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On December 31, 2007, the total cost of investments purchased on a when-issued basis was $7,670 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $130,309 or 7.7% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Security is considered illiquid. As of December 31, 2007, the value of these investments were $52 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Security is fair valued. As of October 31, 2007, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Security is in default at December 31, 2007.

(h)	Principal Only.

(i)	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(k)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(l)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

STRIPS –	Separate Trading of Registered Interest and Principal Securities
Core Bond Fund (concluded)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	20	$3,648	March 2008	$(11)
Japanese Yen Currency Futures	32	3,605	March 2008	3
Long Gilt Futures	100	21,942	March 2008	83
Swiss Franc Currency Futures	37	4,088	March 2008	12
U.S. Treasury 2 Year Note Futures	281	59,080	March 2008	192
U.S. Treasury 5 Year Note Futures	1,663	183,398	March 2008	631
U.S. Treasury 10 Year Note Futures	(826)	(93,661)	March 2008	(608)
U.S. Treasury Long Bond Futures	775	90,191	March 2008	(332)

				$(30)

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	$1,800	$6
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	4,000	302
Deutsche Bank	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	4,100	(32)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	4,200	(17)
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	4,865	(94)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	5,500	21
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	6,000	(14)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	6,000	(3)
UBS	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	17,900	(14)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	4,000	26

						$181

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$88,000	$1,096
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	21,000	(747)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	87,000	1,043
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	21,000	(820)
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	22,000	(660)

						$(88)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$116.00	$51	02/22/2008	100	$55
U.S. Treasury 10 Year Note Futures – March 2008	114.50	126	02/23/2008	220	210

		$177			$265

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$109.50	$109	02/23/2008	220	$41
U.S. Treasury 10 Year Note Futures – March 2008	110.00	40	02/23/2008	100	25

		$149			$66

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2007 Semiannual Report

High Income Bond Fund
DESCRIPTION	PAR	VALUE

High Yield Corporate Bonds – 83.2%
Banking – 0.3%
Washington Mutual Preferred IV
9.750%, 10/29/2049 (a) (b)	800	640

Basic Industry – 11.0%
Abitibibowater
9.000%, 08/01/2009	2,500	2,425
Aleris International
10.000%, 12/15/2016	500	405
Caraustar Industries
7.375%, 06/01/2009 (c)	500	450
Coalcorp Mining
Series A
12.000%, 08/31/2011 (d)	375	364
Crown Cork & Seal
7.375%, 12/15/2026	1,000	910
Evraz Group
8.250%, 11/10/2015 (a) (d)	1,500	1,491
FMG Finance
10.000%, 09/01/2013 (a) (d)	1,000	1,095
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,000	1,072
Georgia-Pacific
7.125%, 01/15/2017 (a)	1,250	1,216
Gerdau
8.875%, 09/22/2049 (a) (d)	1,000	1,037
Griffin Coal Mining
9.500%, 12/01/2016 (a) (d)	1,500	1,335
Hexion US Finance
9.750%, 11/15/2014	1,250	1,350
Industrias Metal
11.250%, 10/22/2014 (a) (d)	500	467
Ineos Group Holdings
8.500%, 02/15/2016 (a) (d)	1,350	1,202
Massey Energy
6.875%, 12/15/2013	1,250	1,178
Mercer International
9.250%, 02/15/2013 (d)	750	686
Momentive Performance Materials
9.750%, 12/01/2014 (a)	1,250	1,150
Neenah Paper
7.375%, 11/15/2014	1,500	1,403
Newark Group
9.750%, 03/15/2014	800	774
Noble Group Limited
6.625%, 03/17/2015 (a) (d)	1,250	1,168
Noranda Aluminum Acquisition
8.738%, 05/15/2015 (a) (b)	500	420
Nova Chemicals
6.500%, 01/15/2012 (d)	1,750	1,641
Pliant
11.125%, 09/01/2009 (c)	1,000	825
PNA Group
11.869%, 02/15/2013 (a) (b)	500	452
10.750%, 09/01/2016	500	470
Solo Cup
8.500%, 02/15/2014 (c)	750	645
Steel Dynamics
6.750%, 04/01/2015 (a)	1,000	965
Stone Container
8.375%, 07/01/2012	1,000	992

		27,588

Capital Goods – 2.4%
Actuant
6.875%, 06/15/2017 (a)	1,500	1,485
Case New Holland
7.250%, 01/15/2016	1,000	1,000
Chart Industries
9.125%, 10/15/2015	1,350	1,384
Hawker Beechcraft Acquisition
9.750%, 04/01/2017 (a)	850	846
J.B. Poindexter
8.750%, 03/15/2014	1,000	837
Nortek
8.500%, 09/01/2014	500	400

		5,952

Communications – 8.7%
CCH I
11.000%, 10/01/2015	850	693
CCH II
10.250%, 09/15/2010	1,000	980
CCO Holdings
8.750%, 11/15/2013	2,000	1,910
Citizens Communications
9.000%, 08/15/2031 (c)	1,000	998
CSC Holdings
Series B
7.625%, 04/01/2011	1,000	998
DIRECTV Holdings
8.375%, 03/15/2013	1,000	1,040
Idearc
8.000%, 11/15/2016	1,000	918
Intelsat Bermuda
11.250%, 06/15/2016 (d)	1,000	1,033
Level 3 Financing
12.250%, 03/15/2013	1,750	1,768
Metropcs Wireless
9.250%, 11/01/2014	1,500	1,410
Panamsat
9.000%, 06/15/2016	1,000	1,007
Quebecor Media
7.750%, 03/15/2016 (a) (d)	500	480
Qwest
8.875%, 03/15/2012	1,275	1,364
7.500%, 06/15/2023	1,000	957
R.H. Donnelley
Series A-3
8.875%, 01/15/2016	1,000	935
Sirius Satellite Radio
9.625%, 08/01/2013	500	472
Time Warner Telecommunications Holdings
9.250%, 02/15/2014	1,000	1,022
Univision Communications
9.750%, 03/15/2015 (a) (c)	1,000	911
Vimpelcom
8.250%, 05/23/2016 (a) (d)	2,000	2,000
Windstream
8.125%, 08/01/2013	1,000	1,035

		21,931

Consumer Cyclical – 17.0%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,412
Allied Waste North America
6.125%, 02/15/2014 (c)	1,000	961
American Axle & Manufacturing
7.875%, 03/01/2017	500	451

First American Funds 2007 Semiannual Report   15

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Bon-Ton Department Stores
10.250%, 03/15/2014 (c)	$500	$378
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (a)	500	445
Claire’s Stores
9.250%, 06/01/2015 (a) (c)	750	518
Dollar General
10.625%, 07/15/2015 (a) (c)	750	688
Fontainebleau Las Vegas
10.250%, 06/15/2015 (a)	500	434
Ford Motor
7.450%, 07/16/2031 (c)	1,000	743
Ford Motor Credit
5.800%, 01/12/2009	2,000	1,898
9.875%, 08/10/2011	2,000	1,892
General Motors
8.250%, 07/15/2023	3,000	2,385
General Motors Acceptance
6.875%, 09/15/2011	1,300	1,112
General Nutrition Center
10.009%, 03/15/2014 (b)	270	255
Goodyear Tire & Rubber
7.857%, 08/15/2011	1,150	1,164
Hanesbrands
8.735%, 12/15/2014 (b) (c)	2,000	1,980
Kar Holdings
8.750%, 05/01/2014 (a)	500	460
KB Home
7.750%, 02/01/2010	1,350	1,249
Levi Strauss & Co.
9.750%, 01/15/2015	750	748
Libbey Glass
12.385%, 06/01/2011 (b)	1,300	1,370
Lippo Karwaci Finance
8.875%, 03/09/2011 (d)	1,000	957
MGM Mirage
8.375%, 02/01/2011	2,000	2,045
6.625%, 07/15/2015	1,000	938
Michaels Stores
11.375%, 11/01/2016 (c)	600	551
Outback Steakhouse
10.000%, 06/15/2015 (a) (c)	500	365
Oxford Industries
8.875%, 06/01/2011	1,055	1,050
Realogy
10.500%, 04/15/2014 (a) (c)	750	561
Rite Aid
9.375%, 12/15/2015	1,000	830
7.500%, 03/01/2017	1,550	1,366
Sally Holdings
10.500%, 11/15/2016 (c)	2,550	2,512
Seminole Hard Rock Entertainment
7.496%, 03/15/2014 (a) (b)	1,500	1,432
Service Corporation International
7.375%, 10/01/2014	750	758
6.750%, 04/01/2015	1,000	987
Shimao Property Holdings
8.000%, 12/01/2016 (a) (d)	500	451
Shingle Springs Tribal Gaming
9.375%, 06/15/2015 (a)	500	485
Snoqualmie Entertainment
9.125%, 02/01/2015 (a)	500	482
Susser Holdings
10.625%, 12/15/2013 (a)	500	517
Tenneco Automotive
8.625%, 11/15/2014	1,000	982
The Restaurant Company
10.000%, 10/01/2013 (c)	500	359
TRW Automotive
7.250%, 03/15/2017 (a)	1,500	1,346
Warnaco
8.875%, 06/15/2013	1,750	1,781
Wynn Las Vegas
6.625%, 12/01/2014 (c)	1,500	1,474

		42,772

Consumer Non Cyclical – 11.6%
Albertson’s
7.250%, 05/01/2013	1,000	1,023
8.700%, 05/01/2030	1,000	1,065
Community Health Systems
8.875%, 07/15/2015	1,965	2,002
Constellation Brands
7.250%, 05/15/2017 (a)	1,500	1,388
Delhaize America
9.000%, 04/15/2031	1,606	1,857
Dole Foods
8.750%, 07/15/2013 (c)	1,094	1,006
HCA
9.125%, 11/15/2014	1,000	1,040
6.500%, 02/15/2016 (c)	3,650	3,084
Health Management Association
6.125%, 04/15/2016	1,250	1,084
Healthsouth
10.750%, 06/15/2016	500	523
LVB Acquisition
10.375%, 10/15/2017 (a)	1,000	998
Medical Services
12.856%, 10/15/2011 (b)	1,000	915
Omnicare
6.750%, 12/15/2013	600	564
Pilgrim’s Pride
8.375%, 05/01/2017	1,250	1,225
PTS Acquisition
9.500%, 04/15/2015 (a)	750	696
Sadia Overseas
6.875%, 05/24/2017 (a) (c) (d)	1,000	960
Select Medical
11.800%, 09/15/2015 (b) (c)	1,000	870
Smithfield Foods
Series B
7.750%, 05/15/2013	1,000	985
Stater Brothers Holdings
7.750%, 04/15/2015	1,250	1,206
SUPERVALU
7.500%, 05/15/2012	1,750	1,809
Surgical Care Affiliates
8.875%, 07/15/2015 (a)	1,000	910
Tenet Healthcare
9.250%, 02/01/2015 (c)	1,250	1,156
United Surgical
8.875%, 05/01/2017	1,000	987
Varietal Distribution
10.250%, 07/15/2015 (a)	1,000	952
Vitro
9.125%, 02/01/2017 (d)	1,000	920

		29,225

Electric – 10.7%
AES
8.750%, 05/15/2013 (a)	623	650

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2007 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

AES Red Oak
Series B
9.200%, 11/30/2029	$1,000	$1,110
Allegheny Energy Supply
7.800%, 03/15/2011	655	683
Aquila
14.875%, 07/01/2012	2,200	2,761
Ava Capital Trust III
6.500%, 04/01/2034	3,185	3,177
CMS Energy
6.310%, 01/15/2013 (b)	3,000	2,857
Dynegy Holdings
7.500%, 06/01/2015	2,000	1,870
7.750%, 06/01/2019	1,000	922
Edison Mission Energy
7.500%, 06/15/2013	2,250	2,306
Intergen NV
9.000%, 06/30/2017 (a) (d)	1,000	1,053
ISA Capital Brasil
8.800%, 01/30/2017 (a) (d)	2,000	2,060
Mirant Americas Generation
8.300%, 05/01/2011	1,250	1,253
NSG Holdings
7.750%, 12/15/2025 (a)	1,000	1,003
Reliant Energy
7.625%, 06/15/2014	1,000	990
Texas Competitive Electric Holdings
10.250%, 11/01/2015 (a)	4,300	4,257

		26,952

Energy – 4.7%
Chaparral Energy
8.875%, 02/01/2017 (a)	750	677
Chesapeake Energy
7.000%, 08/15/2014	1,000	1,005
Forest Oil
7.250%, 06/15/2019 (a)	1,250	1,256
Lupatech Finance
9.875%, 07/10/2049 (a) (c) (d)	1,000	995
Mariner Energy
7.500%, 04/15/2013	500	481
8.000%, 05/15/2017	1,000	951
Ocean Rig ASA
9.360%, 04/04/2011 (a)	1,000	1,000
Pioneer Natural Resource
6.650%, 03/15/2017	1,465	1,413
Tesoro
6.625%, 11/01/2015	1,000	990
United Refining
10.500%, 08/15/2012	1,000	1,010
Verasun Energy
9.375%, 06/01/2017 (a)	1,250	1,091
W&T Offshore
8.250%, 06/15/2014 (a)	1,000	938

		11,807

Finance – 2.5%
Exum
Series 2007-1A, Class C
8.310%, 03/22/2014 (a) (b) (d)	1,000	840
Series 2007-2A, Class C
8.384%, 06/22/2014 (a) (b) (d)	1,000	850
General Motors Acceptance
6.625%, 05/15/2012	3,500	2,910
Residential Capital
7.625%, 11/21/2008	1,000	795
7.875%, 06/30/2010	1,000	640
8.000%, 04/17/2013	500	307

		6,342

Industrial Other – 1.0%
Briggs & Stratton
8.875%, 03/15/2011	1,000	1,062
Neenah
9.500%, 01/01/2017	500	403
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	990

		2,455

Natural Gas – 3.6%
Copano Energy
8.125%, 03/01/2016	1,500	1,511
El Paso Energy
Series MTN
7.800%, 08/01/2031	650	660
Enterprise Products
8.375%, 08/01/2066 (b)	2,800	2,867
Semgroup
8.750%, 11/15/2015 (a)	1,500	1,425
Targa Resources
8.500%, 11/01/2013 (a)	1,000	965
Transport De Gas Del Sur
7.875%, 05/14/2017 (a) (d)	1,000	868
Transportadora Gas Norte
6.500%, 12/31/2012 (a) (d)	1,011	867

		9,163

Real Estate – 0.7%
American Real Estate
4.100%, 08/15/2013 (b)	750	855
Greentown China Holdings
9.000%, 11/08/2013 (a) (d)	1,050	950

		1,805

Technology – 5.0%
Advanced Micro Devices
7.750%, 11/01/2012 (c)	750	652
Amkor Technologies
7.750%, 05/15/2013	500	471
Celestica
7.875%, 07/01/2011 (b) (d)	2,320	2,233
Coleman Cable
9.875%, 10/01/2012	1,000	938
First Data
9.875%, 09/24/2015 (a)	1,685	1,567
Freescale Semiconductor
9.125%, 12/15/2014	2,500	2,125
Magnachip Semiconductor
6.875%, 12/15/2011 (d)	500	421
NXP BV/NXP Funding
9.500%, 10/15/2015 (d)	2,750	2,520
Open Solutions
9.750%, 02/01/2015 (a)	1,000	911
Spansion
11.250%, 01/15/2016 (a) (b)	750	637

		12,475

Transportation – 4.0%
American Airlines
Series 2001-1
7.379%, 11/23/2017	1,565	1,456

First American Funds 2007 Semiannual Report   17

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

BLT Finance BV
7.500%, 05/15/2014 (a) (d)	$1,000	$855
Britannia Bulk PLC
11.000%, 12/01/2011 (d)	500	517
Delta Airlines
8.954%, 08/10/2014 (a)	500	500
Series 2001-1
7.711%, 09/18/2011	1,000	960
Hertz
8.875%, 01/01/2014	750	760
Navios Maritime Holdings
9.500%, 12/15/2014	1,450	1,483
Swift Transportation
12.500%, 05/15/2017 (a)	250	129
Ultrapetrol
9.000%, 11/24/2014 (d)	1,175	1,116
United Airlines
Series 2000-2
7.811%, 04/01/2011 (e)	1,964	2,317

		10,093

Total High Yield Corporate Bonds
(Cost $217,378)		209,200

Preferred Stocks – 4.1%
Banking – 0.2%
Barclays Bank PLC
Series 3	17,000	404

Communications – 0.3%
US Cellular (c)	32,000	672

Consumer Discretionary – 0.1%
M/I Homes
Series A (c)	18,150	245

Energy – 0.2%
Nexen (d)	20,000	464

Finance – 0.6%
Citigroup Capital XX (c)	25,000	618
Wachovia	40,000	1,012

		1,630

Insurance – 0.9%
Arch Capital Group
Series B (d)	16,900	392
Aspen Insurance Holdings (d)	50,000	1,092
Endurance Specialty Holdings
Series A (c) (d)	20,000	417
Renaissancere Holdings
Series D (d)	20,000	371

		2,272

Real Estate – 0.8%
American Home Mortgage Investments – REIT
Series B (f)	10,000	1
Ashford Hospitality Trust — REIT
Series D	22,000	417
Hospitality Properties Trust – REIT
Series C	30,000	540
iStar Financial – REIT
Series G	30,000	552
National Retail Properties – REIT	17,600	352
NorthStar Realty Finance – REIT
Series A	10,000	165

		2,027

Sovereigns – 0.9%
Fannie Mae	60,000	1,530
Freddie Mac	24,000	628

		2,158

Transportation – 0.1%
Delta Air Contingent Value (e)	8,000,000	360

Total Preferred Stocks
(Cost $12,282)		10,232

Closed-End Funds – 3.3%
Aberdeen Asia-Pacific Income Fund (c)	135,000	783
BlackRock Global Energy and Resources Trust	24,000	751
Eaton Vance Floating-Rate Income Trust (c)	87,000	1,358
Evergreen Managed Income Fund (c)	96,000	1,509
Gabelli Global Gold Natural Resources & Income Trust	16,000	466
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (c)	18,000	434
MFS Multimarket Income Trust	30,000	173
Nuveen Equity Premium Opportunity Fund (c)	12,000	196
Nuveen Multi-Strategy Income and Growth Fund	46,000	503
Nuveen Multi-Strategy Income and Growth Fund 2	46,000	506
Pioneer Diversified High Income Trust	18,000	357
Pioneer Floating Rate Trust (c)	77,000	1,219

Total Closed-End Funds
(Cost $8,838)		8,255

Investment Grade Corporate Bonds – 2.8%
Brokerage – 0.5%
Merrill Lynch
6.220%, 09/15/2026	1,250	1,151

Energy – 0.5%
TNK-BP Finance
6.625%, 03/20/2017 (a) (d)	1,500	1,369

Finance – 0.7%
Capital One Financial
6.750%, 09/15/2017	1,800	1,726

Natural Gas – 1.1%
Oneok Partners
6.850%, 10/15/2037	1,000	1,037
Southern Union
7.200%, 11/01/2066 (b)	1,800	1,770

		2,807

Total Investment Grade Corporate Bonds
(Cost $7,234)		7,053

Convertible Securities – 2.0%
Basic Industry – 0.4%
Coeur d’Alene Mines
1.250%, 01/15/2024 (c)	$1,000	911

Communications – 0.2%
NII Holdings
3.125%, 06/15/2012	$500	429

Consumer Cyclical – 0.1%
General Motors
Series B	20,000	387

Consumer Non Cyclical – 0.2%
Bunge Limited (d)	3,600	507

Electric – 0.1%
Entergy	4,000	287

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2007 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Energy – 0.4%
Headwaters
2.875%, 06/01/2016	$1,150	$950

Real Estate – 0.6%
Essex Portfolio – REIT
3.625%, 11/01/2025	$750	798
Reckson Operating
4.000%, 06/15/2025	$750	711

		1,509

Total Convertible Securities
(Cost $5,147)		4,980

Common Stocks – 0.8%
Communications – 0.0%
Adelphia Recovery Trust (e)	958,406	62

Consumer Discretionary – 0.0%
Time Warner Cable, Class A (e)	20	1

Energy – 0.5%
Canadian Oil Sands Trust	10,000	392
Peyto Energy Trust (g)	30,000	514
Provident Energy Trust (c)	28,900	289

		1,195

Real Estate – 0.3%
Annaly Capital Management – REIT (c)	22,000	400
Gramercy Capital – REIT (c)	9,000	218
MFA Mortgage Investments – REIT (c)	25,000	231

		849

Total Common Stocks
(Cost $1,952)		2,107

Asset-Backed Security – 0.0%
Manufactured Housing – 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 (h)
(Cost $8)	$8	8

Short-Term Investments – 2.8%
Money Market Fund – 2.7%
First American Prime Obligations Fund, Class Z (i)	6,777,339	6,777

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
3.110%, 03/20/2008 (j)	$200	199

Total Short-Term Investments
(Cost $6,976)		6,976

Investment Purchased with Proceeds from Securities Lending – 13.3%
Mount Vernon Securities Lending Prime Portfolio (k)
(Cost $33,401)	33,401,122	33,401

Total Investments – 112.3%
(Cost $293,216)		282,212

Other Assets and Liabilities, Net – (12.3)%		(30,958)

Total Net Assets – 100.0%		$251,254

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $60,161 or 23.9% of total net assets. See note 2 in Notes to Financial Statements.
High Income Bond Fund (continued)

(b)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(c)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $32,490 at December 31, 2007. See note 2 in Notes to Financial Statements.

(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On December 31, 2007, the value of these investments was $38,044 which represented 15.1% of total net assets.

(e)	Non-income producing security.

(f)	Security in default at December 31, 2007.

(g)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

(h)	Security considered illiquid. As of December 31, 2007, the value of these investments was $8 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(k)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	34	$7,149	March 2008	$5
U.S. Treasury 5 Year Note Futures	365	40,253	March 2008	134
U.S. Treasury 10 Year Note Futures	(175)	(19,843)	March 2008	(58)
U.S. Treasury Long Bond Futures	16	1,862	March 2008	(10)

				$71

First American Funds 2007 Semiannual Report   19

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (concluded)

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	$2,000	$(7)
Bank of America	MBIA Global Funding	Sell	3.100%	03/20/2013	1,000	(21)
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	1,000	75
Deutsche Bank	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	8,000	27
JPMorgan	AmerisourceBergen Corporation	Buy	0.550%	09/20/2012	500	(1)
JPMorgan	Cardinal Health, Inc.	Buy	0.330%	09/20/2012	500	—
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	400	(2)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	700	3
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	500	(1)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	—
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	1,200	1

						$74

Inflation Protected Securities Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 84.1%
Inflation Protected U.S. Treasuries (a) – 84.1%
U.S. Treasury Bonds
2.375%, 01/15/2017 (b)	5,133	5,417
2.375%, 01/15/2025 (b)	13,245	13,905
2.000%, 01/15/2026	6,132	6,107
2.375%, 01/15/2027	5,180	5,478
3.625%, 04/15/2028 (b)	15,759	19,964
3.875%, 04/15/2029 (b)	16,045	21,229
U.S. Treasury Notes
0.875%, 04/15/2010	18,130	18,069
3.500%, 01/15/2011	6,932	7,455
2.375%, 04/15/2011 (b)	15,262	15,909
2.000%, 04/15/2012	8,237	8,536
3.000%, 07/15/2012 (b)	10,748	11,641
1.875%, 07/15/2013 (b)	18,769	19,341
2.000%, 01/15/2014	12,958	13,384
1.625%, 01/15/2015 (b)	12,172	12,221
1.875%, 07/15/2015 (b)	10,757	10,965
2.000%, 01/15/2016	15,631	16,042
2.500%, 07/15/2016	6,197	6,608
2.625%, 07/15/2017	7,056	7,613

Total U.S. Government & Agency Securities
(Cost $213,072)		219,884

Corporate Bonds – 4.4%
Basic Industry – 1.0%
Evraz Group
8.250%, 11/10/2015 (c)	500	497
FMG Finance
10.000%, 09/01/2013 (c)	500	547
Georgia-Pacific
7.125%, 01/15/2017 (b) (c)	150	146
Griffin Coal Mining
9.500%, 12/01/2016 (c)	500	445
Southern Copper
7.500%, 07/27/2035	950	1,006

		2,641

Brokerage – 0.7%
Merrill Lynch
Series CPI
3.915%, 03/02/2009 (d)	1,850	1,788

Consumer Non Cyclical – 0.1%
Constellation Brands
7.250%, 05/15/2017 (c)	200	185

Finance – 0.5%
MBIA Global Funding
Series MTN
6.060%, 02/02/2008 (c) (d)	1,400	1,402

Foreign Agency – 0.7%
KFW
Series MTN
4.605%, 03/03/2008 (d)	1,900	1,903

Insurance – 1.4%
Allstate Life Global Funding Trust
Series MTN
3.810%, 03/01/2010 (d)	900	865
Pacific Life Global Funding
4.940%, 02/06/2016 (c) (d)	1,000	974
Principal Life
Series MTN
4.160%, 03/01/2012 (d)	900	869

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2007 Semiannual Report

Inflation Protected Securities Fund (continued)
DESCRIPTION	PAR	VALUE

Protective Life Secured Trust
5.470%, 07/10/2012 (d)	$1,000	$977

		3,685

Total Corporate Bonds
(Cost $11,527)		11,604

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 4.2%
Fixed Rate – 4.2%
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045	8,060	8,336
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A8
6.000%, 09/25/2037	2,568	2,560

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $10,536)		10,896

Asset-Backed Securities – 4.0%
Credit Cards – 1.2%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	1,000	1,006
Discover Card Master Trust
Series 2007-C1, Class C1
4.556%, 01/15/2013 (d)	500	481
Series 2007-A1, Class A1
5.650%, 03/16/2020	1,000	999
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (c) (d)	625	600

		3,086

Other – 2.8%
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	1,330	1,330
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,987
Greenwich Capital Commercial Funding
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 (d)	2,000	1,962
GS Mortgage Securities II
Series 2003-C1, Class A2A
3.590%, 01/10/2040	194	194
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (d)	1,000	977
Series 2007-C33, Class AJ
6.100%, 02/15/2051 (d)	1,000	974

		7,424

Total Asset-Backed Securities
(Cost $10,639)		10,510

U.S. Government Agency Mortgage-Backed Securities – 0.6%
Adjustable Rate (d) – 0.4%
Federal National Mortgage Association
3.90%, 02/17/2009 (b)	900	894

Fixed Rate – 0.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855	613	600

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $1,503)		1,494

Common Stocks – 0.5%
Energy – 0.5%
ARC Energy Trust (e)	11,000	228
Baytex Energy Trust	4,289	82
Canetic Resources Trust (b)	17,366	233
Harvest Energy Trust (b)	9,157	190
Penn West Energy Trust	2,439	64
Peyto Energy Trust (b) (e)	19,000	325
Provident Energy Trust	10,000	100

Total Common Stocks
(Cost $1,269)		1,222

Convertible Securities – 0.4%
Basic Industry – 0.2%
Coeur d’Alene Mines
1.250%, 01/15/2024 (b)	$350	319
Freeport-McMoran Copper & Gold	1,500	226

		545

Consumer Non Cyclical – 0.1%
Bunge Limited	1,500	211

Energy – 0.1%
Headwaters
2.875%, 06/01/2016	$280	231

Total Convertible Securities
(Cost $988)		987

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $925)	925	930

Preferred Stock – 0.2%
Sovereign – 0.2%
Fannie Mae
(Cost $400)	16,000	408

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 0.1%
Fixed Rate – 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $282)	$281	286

First American Funds 2007 Semiannual Report   21

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Short-Term Investments – 1.1%
Money Market Fund – 0.9%
First American Prime Obligations Fund, Class Z (f)	2,377,694	$2,378

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
3.110%, 03/20/2008 (g)	$600	596

Total Short-Term Investments
(Cost $2,974)		2,974

Investment Purchased with Proceeds from Securities Lending – 48.2%
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $126,194)	126,194,456	126,194

Total Investments – 148.1%
(Cost $380,309)		387,389

Other Assets and Liabilities, Net – (48.1)%		(125,772)

Total Net Assets – 100.0%		$261,617

(a)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $124,398 at December 31, 2007. See note 2 in Notes to Financial Statements.

(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $6,126 or 2.3% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(e)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
Inflation Protected Securities Fund (concluded)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased/	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	10	$1,824	March 2008	$(5)
Japanese Yen Currency Futures	23	2,591	March 2008	2
Long Gilt Futures	15	3,291	March 2008	12
Sterling 90 Day Futures	52	49,287	March 2009	18
Swiss Franc Currency Futures	26	2,872	March 2008	8
U.S. Treasury 2 Year Note Futures	160	33,640	March 2008	—
U.S. Treasury 5 Year Note Futures	114	12,572	March 2008	31
U.S. Treasury 10 Year Note Futures	(161)	(18,256)	March 2008	(17)
U.S. Treasury Long Bond Futures	(21)	(2,444)	March 2008	(16)

				$33

Credit Default Swap Agreement

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation

JPMorgan	USB AG	Buy	0.355%	09/20/2012	$400	$1

Interest Rate Swap Agreements

	Floating	Pay/ Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$13,000	$162
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	3,000	(107)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	12,900	155
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	3,100	(121)
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	3,000	(90)

						$(1)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$116.00	$8	02/22/2008	16	$9
U.S. Treasury 10 Year Note Futures – March 2008	114.50	20	02/23/2008	35	33

		$28			$42

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$109.50	$17	02/23/2008	35	$7
U.S. Treasury 10 Year Note Futures – March 2008	110.00	7	02/23/2008	16	4

		$24			$11

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2007 Semiannual Report

Intermediate Government Bond Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Government & Agency Securities – 95.6%
U.S. Agency Debentures – 58.2%
Federal Farm Credit Bank
4.125%, 07/17/2009	1,100	1,108
4.500%, 10/05/2009	1,000	1,015
4.125%, 11/13/2009	1,560	1,567
4.750%, 05/07/2010	1,500	1,539
5.250%, 09/13/2010	1,000	1,039
3.750%, 12/06/2010	1,575	1,579
5.750%, 01/18/2011	1,800	1,911
4.875%, 02/18/2011	1,600	1,658
4.500%, 10/17/2012	1,565	1,602
Federal Home Loan Bank
4.875%, 03/12/2010	870	894
5.125%, 09/10/2010	900	935
4.375%, 09/17/2010	710	724
3.625%, 12/17/2010	885	885
5.375%, 08/19/2011	1,355	1,430
5.250%, 10/14/2011	745	753
4.625%, 10/10/2012	2,725	2,805
5.660%, 10/30/2013	755	764
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,478
3.580%, 01/15/2010 (a)	1,135	1,061
5.625%, 01/18/2011	2,000	2,102
6.790%, 05/23/2012	3,175	3,520

		31,369

U.S. Treasuries – 37.4%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,818
9.125%, 05/15/2018	205	290
9.000%, 11/15/2018	775	1,096
8.875%, 02/15/2019	370	520
U.S. Treasury Notes
4.625%, 02/29/2012	1,405	1,474
4.750%, 05/31/2012	3,100	3,272
4.875%, 06/30/2012	1,415	1,501
4.625%, 07/31/2012	755	793
4.250%, 09/30/2012	2,695	2,790
4.250%, 08/15/2013	520	539
5.125%, 05/15/2016	1,295	1,402
4.500%, 05/15/2017	3,275	3,394
4.250%, 11/15/2017	1,275	1,297

		20,186

Total U.S. Government & Agency Securities
(Cost $50,712)		51,555

Short-Term Investment – 2.4%
First American U.S. Treasury Money Market Fund, Class Z (b)
(Cost $1,275)	1,274,725	1,275

Total Investments – 98.0%
(Cost $51,987)		52,830

Other Assets and Liabilities, Net – 2.0%		1,072

Total Net Assets – 100.0%		$53,902

(a)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2007.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Intermediate Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 31.4%
Automotive – 6.7%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	4,240	4,247
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,484
Honda Auto Receivables Owner Trust
Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,903
Series 2005-6, Class A4
4.930%, 03/18/2011	7,400	7,442
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,965
Wachovia Auto Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,984

		52,025

Credit Cards – 5.9%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (b)	1,930	1,855
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	12,035	12,504
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,564
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (b)	1,940	1,866
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,000	2,996
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,543
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (b)	1,920	1,844

		45,172

Equipment Lease – 0.7%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	5,450	5,532

Home Equity – 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027	38	38
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028	80	79
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,760	3,694
Saxon Asset Securities Trust
Series 2004-1, Class A
5.860%, 03/25/2035 (b)	142	127

		3,938

First American Funds 2007 Semiannual Report   23

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Manufactured Housing – 1.0%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028	$152	$157
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	7,433	7,447

		7,604

Other – 15.4%
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.992%, 09/11/2042 (a) (b)	1,470	1,238
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,337
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	5,091
Series 2004-RS1, Class A
4.018%, 03/03/2041 (a)	2,351	2,286
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (a)	3,465	3,448
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,307
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,418
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	3,523	3,490
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,910
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (b)	4,150	4,071
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	12,079
Series 2006-GG8, Class A2
5.479%, 11/10/2039	20,495	20,698
Series 2003-C1, Class A2A
3.590%, 01/10/2040	5,381	5,370
Series 2006-RR2, Class A1
5.689%, 06/23/2046 (a)	5,075	4,543
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (b)	1,230	1,186
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.129%, 07/12/2038 (b)	1,455	1,364
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (b)	630	600
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (b)	590	558
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	5,610	5,849
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	5,510	5,489
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,365	8,415
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	10,261
Series 2007-C34, Class AJ
5.952%, 05/15/2046 (b)	2,375	2,320
Series 2007-C33, Class AJ
5.903%, 02/15/2051 (b)	2,315	2,255

		119,583

Utilities – 1.2%
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	9,615	9,549

Total Asset-Backed Securities
(Cost $242,800)		243,403

Corporate Bonds – 24.0%
Banking – 2.6%
Bank of America
5.750%, 12/01/2017	5,210	5,222
Citigroup
6.125%, 11/21/2017	5,485	5,634
Citigroup Capital XXI
8.300%, 12/21/2057 (b)	1,475	1,540
JPMorgan Chase
5.150%, 10/01/2015	3,290	3,173
Wells Fargo
5.625%, 12/11/2017	4,430	4,433

		20,002

Basic Industry – 1.5%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,953
E.I. Du Pont de Nemours
5.000%, 01/15/2013	3,315	3,336
Teck Cominco
5.375%, 10/01/2015	2,810	2,732
U.S. Steel
7.000%, 02/01/2018	1,750	1,738
Vale Overseas
6.250%, 01/11/2016	1,525	1,528

		11,287

Brokerage – 1.8%
Goldman Sachs Capital II
5.793%, 12/29/2049 (b)	1,165	1,037
Lehman Brothers Holdings
5.750%, 01/03/2017	2,215	2,128
Merrill Lynch
6.050%, 05/16/2016	3,335	3,277
Morgan Stanley
5.375%, 10/15/2015	6,550	6,368
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (b)	1,170	1,126

		13,936

Communications – 0.9%
Deutsche Telecom
8.500%, 06/15/2010	3,690	3,939
Telefonica Emisones
6.221%, 07/03/2017	1,115	1,158
Vodafone Group
5.625%, 02/27/2017	2,000	1,992

		7,089

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2007 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Consumer Cyclical – 1.0%
Home Depot
5.875%, 12/16/2036	$1,775	$1,498
Quest Diagnostic
5.125%, 11/01/2010	3,490	3,555
Yum! Brands
8.875%, 04/15/2011	2,740	3,022

		8,075

Consumer Non Cyclical – 2.5%
AmerisourceBergen
5.625%, 09/15/2012	2,000	2,028
Cardinal Health
6.750%, 02/15/2011	2,500	2,626
Covidien International
5.450%, 10/15/2012 (a)	2,240	2,306
General Mills
5.700%, 02/15/2017	4,410	4,355
Kellogg
5.125%, 12/03/2012	3,315	3,343
Schering-Plough
5.550%, 12/01/2013	4,595	4,649

		19,307

Electric – 2.6%
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,570
National Rural Utilities
5.750%, 08/28/2009	3,850	3,921
Ohio Power, Series K
6.000%, 06/01/2016	2,100	2,123
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,215
Pacific Gas & Electric
5.625%, 11/30/2017	3,250	3,260
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (a)	2,030	2,030
Virginia Electric Power
5.950%, 09/15/2017	1,355	1,397

		20,516

Energy – 0.8%
Encana
5.900%, 12/01/2017	3,250	3,325
Tengizcheveroil Finance
6.124%, 11/15/2014 (a) (c)	3,095	2,917

		6,242

Finance – 2.0%
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,071
American General Finance
3.875%, 10/01/2009	4,345	4,295
Capital One Financial
6.150%, 09/01/2016	1,775	1,575
Janus Capital Group
6.700%, 06/15/2017	1,620	1,668
SLM
Series MTN
5.400%, 10/25/2011	2,270	2,069
Transcapitalinvest
5.670%, 03/05/2014 (a)	4,125	3,952

		15,630

Industrial Other – 0.6%
Johnson Controls
5.250%, 01/15/2011 (c)	4,720	4,733

Insurance – 0.8%
Ace INA Holdings
5.700%, 02/15/2017 (c)	2,765	2,740
Allied World Assurance
7.500%, 08/01/2016	3,040	3,181

		5,921

Natural Gas – 0.4%
Transocean
6.000%, 03/15/2018	3,315	3,306

Real Estate – 2.0%
Health Care – REIT
5.875%, 05/15/2015	3,775	3,610
Istar Financial – REIT
5.650%, 09/15/2011	4,225	3,775
Mack-Cali Realty – REIT
7.250%, 03/15/2009	4,500	4,621
Prologis 2006 – REIT
5.750%, 04/01/2016	3,525	3,309

		15,315

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017 (c)	1,400	1,419

Technology – 2.4%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,529
Electronic Data Systems
7.125%, 10/15/2009	2,500	2,581
IBM
5.700%, 09/14/2017	2,625	2,714
Jabil Circuit
5.875%, 07/15/2010	4,200	4,250
Motorola
8.000%, 11/01/2011	3,900	4,204
National Semiconductor
6.600%, 06/15/2017	2,930	3,038

		18,316

Transportation – 1.7%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,695	9,765
Burlington Northern Santa Fe
5.650%, 05/01/2017	3,485	3,465

		13,230

Water – 0.2%
American Water Capital
6.085%, 10/15/2017 (a)	1,420	1,415

Total Corporate Bonds
(Cost $186,303)		185,739

U.S. Government & Agency Securities – 16.2%
U.S. Agency Debentures – 9.0%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 (a)	13,900	14,721
Federal Home Loan Mortgage Corporation
4.500%, 08/04/2008 (c)	4,420	4,424
5.125%, 08/23/2010 (c)	7,755	8,047
5.375%, 01/09/2014 (c)	16,795	16,924

First American Funds 2007 Semiannual Report   25

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Federal National Mortgage Association
4.500%, 02/15/2011 (c)	$12,345	$12,667
5.125%, 04/15/2011 (c)	12,230	12,779

		69,562

U.S. Treasuries (c) – 7.2%
U.S. Treasury Bonds
9.125%, 05/15/2018	6,975	9,864
9.000%, 11/15/2018	7,240	10,237
8.875%, 02/15/2019	5,675	7,981
8.750%, 05/15/2020	3,365	4,776
U.S. Treasury Notes
4.500%, 04/30/2012	4,515	4,716
4.250%, 09/30/2012	7,710	7,980
3.375%, 11/30/2012	3,750	3,737
4.625%, 02/15/2017	2,300	2,404
4.750%, 08/15/2017	4,375	4,621

		56,316

Total U.S. Government & Agency Securities
(Cost $122,151)		125,878

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 14.6%
Adjustable Rate (b) – 8.8%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.146%, 07/25/2034	6,774	6,725
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.970%, 09/20/2036	6,796	6,685
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
4.258%, 10/25/2033	11,412	11,365
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
4.963%, 07/19/2047	5,926	5,588
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	382	382
Washington Mutual
Series 2003-AR10, Class A6
4.619%, 10/25/2033	16,305	16,210
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.450%, 10/25/2033	11,500	11,049
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,952
Series 2004-N, Class A3
4.986%, 08/25/2034	1,486	1,480

		68,436

Fixed Rate – 5.8%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	6,568	6,487
Banc of America Mortgage Securities
Series 2003-6, Class 1A29
4.250%, 08/25/2033	7,098	7,070
Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,891
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	4,970	4,861
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	2,552	2,508
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,229	2,212
GE Capital Commercial Mortgage
Series 2003-C2, Class A4
5.145%, 07/10/2037	10,975	11,076
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011	49	49
Wells Fargo Mortgage Backed Securities Trust
Series 2005-3, Class A9
5.500%, 05/25/2035	3,198	2,627
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (d)	30	30

		44,811

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $113,116)		113,247

U.S. Government Agency Mortgage-Backed Securities – 8.1%
Adjustable Rate (b) – 2.4%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281	1,077	1,098
6.422%, 04/01/2029, #847190	1,547	1,578
6.638%, 10/01/2030, #847209	3,207	3,259
6.610%, 05/01/2031, #847161 (c)	1,105	1,123
6.595%, 09/01/2033, #847210 (c)	2,781	2,834
Federal National Mortgage Association Pool
6.966%, 09/01/2033, #725111	1,904	1,927
5.891%, 09/01/2037, #946308 (c)	6,344	6,441

		18,260

Fixed Rate – 5.7%
Federal Home Loan Bank
4.625%, 10/10/2012 (c)	2,780	2,861
Federal Home Loan Mortgage Corporation
Series K001, Class A3
6.333%, 01/25/2012	5,627	5,715
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (c)	5,213	5,110
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (c)	10,958	10,874
3.790%, 07/01/2013, #386314 (c)	9,290	8,954
4.500%, 11/01/2018, #357458 (c)	11,234	11,055

		44,569

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $62,478)		62,829

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 3.7%
Fixed Rate – 3.7%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (c)	5,457	5,545
Series 2780, Class QC
4.500%, 03/15/2017 (c)	10,203	10,230
Series 2750, Class HE
5.000%, 02/15/2019 (c)	5,930	5,937

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2007 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Series 1167, Class E
7.500%, 11/15/2021	$23	$23
Series 1286, Class A
6.000%, 05/15/2022	69	69
Federal National Mortgage Association
Series 2003-4, Class PE
5.000%, 02/25/2018 (c)	6,805	6,708
Series 1990-89, Class K
6.500%, 07/25/2020	17	18

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $27,842)		28,530

Preferred Stock – 0.3%
Sovereign – 0.3%
Fannie Mae
(Cost $2,300)	92,000	2,346

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,970)	$1,970	1,981

Short-Term Investments – 1.0%
Money Market Fund – 0.9%
First American Prime Obligations Fund, Class Z (e)	6,851,006	6,851

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
3.110%, 03/20/2008 (f)	$1,185	1,177

Total Short-Term Investments
(Cost $8,028)		8,028

Investment Purchased with Proceeds from Securities Lending – 25.6%
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $197,749)	197,748,833	197,749

Total Investments – 125.2%
(Cost $964,737)		969,730

Other Assets and Liabilities, Net – (25.2)%		(195,352)

Total Net Assets – 100.0%		$774,378

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $66,000 or 8.5% of total net assets.

(b)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(c)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $194,029 at December 31, 2007. See note 2 in Notes to Financial Statements.

(d)	Security considered illiquid. As of December 31, 2007, the value of this investment was $30 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
Intermediate Term Bond Fund (continued)

(f)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	146	$30,697	March 2008	$100
U.S. Treasury 5 Year Note Futures	619	68,264	March 2008	144
U.S. Treasury 10 Year Note Futures	470	53,294	March 2008	94
U.S. Treasury 10 Year Note Futures	(86)	(9,752)	March 2008	(71)
U.S. Treasury Long Bond Futures	(134)	(15,594)	March 2008	(55)

				$212

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	$1,200	$4
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	1,750	132
Deutsche Bank	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	2,000	(15)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	800	(3)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	1,500	6
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	2,000	(5)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	(1)
UBS	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	8,400	(7)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,000	13

						$124

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$41,000	$511
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	10,000	(356)
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	10,000	(391)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	41,000	492
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	10,000	(300)

						$(44)

First American Funds 2007 Semiannual Report   27

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (concluded)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$116.00	$24	03/19/2008	46	$25
U.S. Treasury 10 Year Note Futures – March 2008	114.50	59	03/19/2008	105	100

		$83			$125

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$109.50	$52	03/19/2008	105	$20
U.S. Treasury 10 Year Note Futures – March 2008	110.00	19	03/19/2008	46	12

		$71			$32

Short Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 44.8%
Automotive – 8.7%
Auto Bond Receivables Trust
Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b) (c)	106	—
DaimlerChrysler Auto Trust
Series 2006-C, Class A3
5.020%, 07/08/2010	5,000	5,013
FTN Financial Auto Securitization Trust
Series 2004-A, Class B
3.000%, 06/15/2010 (d)	114	114
Harley-Davidson Motorcycle Trust
Series 2003-2, Class A2
2.070%, 02/15/2011	1,951	1,949
Hertz Vehicle Financing
Series 2005-2A, Class A2
4.930%, 02/25/2010 (d)	5,460	5,472
Honda Auto Receivables Owner Trust
Series 2007-3, Class A2
5.290%, 01/15/2010	5,000	5,022
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A3
5.160%, 02/15/2010	4,793	4,802
Toyota Auto Receivables Owner Trust
Series 2003-B, Class A4
2.790%, 01/15/2010	289	289
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	7,016

		29,677

Credit Cards – 8.2%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (e)	905	870
Bank One Issuance Trust
Series 2004-B2, Class B2
4.370%, 04/15/2012	1,200	1,192
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,241	5,224
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.850%, 02/10/2011	3,557	3,578
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,418
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (e)	885	851
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.100%, 06/15/2012	4,950	4,996
MBNA Credit Card Master Note Trust
Series 2005-A7, Class A7
4.300%, 02/15/2011	4,000	3,995
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (d) (e)	1,855	1,782

		27,906

Equipment Leases – 1.9%
Caterpillar Financial Asset Trust
Series 2006-A, Class A3
5.570%, 05/25/2010	968	974
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,550	2,589

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2007 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

CNH Equipment Trust
Series 2006-B, Class A3
5.200%, 06/15/2010	$2,955	$2,964

		6,527

Home Equity – 1.8%
Citicorp Residential Mortgage Securities Trust
Series 2006-1, Class A1
5.956%, 07/25/2036	1,734	1,725
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	2,133	2,095
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025	67	66
Series 1996-4, Class A
7.250%, 01/25/2028	300	299
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029	1,758	1,755

		5,940

Manufactured Housing – 1.0%
Origen Manufactured Housing
Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,238

Other – 21.0%
Banc of America Commercial Mortgage
Series 2004-4, Class A2
4.041%, 07/10/2042	3,643	3,613
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	2,165	2,201
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,383
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A, Class A1
3.765%, 07/10/2037	1,446	1,439
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)	1,243	1,209
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)	1,688	1,679
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	5,060	5,126
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	6,380	6,308
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	2,750	2,749
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	5,303	5,342
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,965
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	12,390	12,411
GS Mortgage Securities II
Series 2004-C1, Class A1
3.659%, 10/10/2028	5,069	5,018
Series 2003-C1, Class A2A
3.590%, 01/10/2040	4,283	4,274
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	3,369	3,441
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	6,154
Series 2004-C2, Class A1
2.946%, 03/15/2029	4,873	4,787

		71,099

Utilities – 2.2%
Detroit Edison Securitization Funding
Series 2001-1, Class A3
5.875%, 03/01/2010	944	946
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	2,884	2,867
PG&E Energy Recovery Funding
Series 2005-1, Class A2
3.870%, 06/25/2011	2,767	2,748
Public Service New Hampshire Funding
Series 2001-1, Class A2
5.730%, 11/01/2010	1,033	1,037

		7,598

Total Asset-Backed Securities
(Cost $151,556)		151,985

Corporate Bonds – 18.0%
Banking – 3.7%
Bank of America
7.800%, 02/15/2010	2,500	2,649
Citigroup
4.125%, 02/22/2010	2,000	1,971
HSBC Finance
6.750%, 05/15/2011	2,345	2,433
Popular North America
3.875%, 10/01/2008	2,925	2,897
Wells Fargo
4.625%, 08/09/2010	2,750	2,752

		12,702

Basic Industry – 0.1%
Georgia-Pacific
8.125%, 05/15/2011	500	507

Brokerage – 0.6%
Morgan Stanley
4.000%, 01/15/2010	2,000	1,967

Communications – 1.2%
Comcast Cable Communications
6.875%, 06/15/2009	2,305	2,371
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,582

		3,953

Consumer Cyclical – 2.9%
DaimlerChrysler
Series MTN
5.750%, 09/08/2011	2,000	2,030
Ford Motor Credit
6.625%, 06/16/2008	2,500	2,463
Harrah’s Operating Company
5.500%, 07/01/2010	2,000	1,860
Quest Diagnostic
5.125%, 11/01/2010	1,990	2,027

First American Funds 2007 Semiannual Report   29

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Yum! Brands
8.875%, 04/15/2011	$1,260	$1,390

		9,770

Consumer Non Cyclical – 2.4%
AmerisourceBergen
5.625%, 09/15/2012	1,000	1,014
Cardinal Health
6.750%, 02/15/2011	1,250	1,313
Constellation Brands
7.250%, 05/15/2017 (d)	390	361
Covidien International
5.150%, 10/15/2010 (d)	3,000	3,067
UnitedHealth Group
3.750%, 02/10/2009	2,500	2,470

		8,225

Electric – 1.3%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,069
MidAmerican Energy Holdings
3.500%, 05/15/2008	2,500	2,484

		4,553

Energy – 0.1%
TNK-BP Finance
7.875%, 03/13/2018 (d)	510	504

Finance – 2.1%
American Express Travel
5.250%, 11/21/2011 (d)	2,450	2,456
Ameriprise Financial
5.350%, 11/15/2010	1,000	1,016
ILFC E-Capital Trust I
5.900%, 12/21/2065 (d) (e)	1,000	987
International Lease Finance
5.000%, 04/15/2010	2,525	2,518

		6,977

Real Estate – 0.7%
Istar Financial – REIT
6.000%, 12/15/2010	2,500	2,276

Technology – 2.3%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,529
Electronic Data Systems
7.125%, 10/15/2009	2,000	2,065
First Data
9.875%, 09/24/2015 (d) (f)	455	423
Jabil Circuit
5.875%, 07/15/2010	2,295	2,322
Motorola
8.000%, 11/01/2011	1,200	1,293

		7,632

Transportation – 0.6%
FedEx
5.500%, 08/15/2009	2,000	2,022

Total Corporate Bonds
(Cost $61,184)		61,088

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 17.9%
Adjustable Rate (e) – 14.9%
Banc of America Mortgage Securities
Series 2004-F, Class 2A6
4.146%, 07/25/2034	3,000	2,978
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.863%, 09/25/2035	3,358	3,349
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
5.144%, 12/20/2046	4,883	4,592
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034	665	663
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035	2,171	2,099
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	5,018	4,712
Series 2007-4, Class 2A1
4.963%, 07/19/2047	2,819	2,658
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035	756	750
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.993%, 02/25/2034	1,642	1,608
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	880	861
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	302	301
Washington Mutual
Series 2003-AR3, Class A5
3.927%, 04/25/2033	4,079	4,074
Series 2003-AR10, Class A6
4.060%, 10/25/2033	7,000	6,959
Series 2004-AR7, Class A6
3.941%, 07/25/2034	5,000	4,942
Series 2007-HY2, Class 3A2
5.942%, 09/25/2036	888	886
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,830
Series 2004-N, Class A3
4.137%, 08/25/2034	936	933
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	2,499	2,477

		50,672

Fixed Rate – 3.0%
ABN AMRO Mortgage
Series 2003-9, Class A6
4.750%, 08/25/2018	3,129	3,090
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	3,969	3,926
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,669	2,649

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2007 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

First Horizon Mortgage Pass-Through Trust
Series 2004-4, Class 2A1
4.500%, 07/25/2019	$540	$539

		10,204

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $60,885)		60,876

U.S. Government Agency Mortgage-Backed Securities – 11.5%
Adjustable Rate (e) – 7.1%
Federal Home Loan Mortgage Corporation Pool
7.250%, 12/01/2026, #756591	815	823
6.983%, 01/01/2029, #846946 (f)	551	553
7.045%, 10/01/2029, #786853	331	336
7.222%, 04/01/2030, #972055 (f)	375	387
6.803%, 05/01/2030, #847014 (f)	427	431
6.216%, 06/01/2031, #847367	273	275
7.020%, 08/01/2032, #847331 (f)	3,146	3,192
7.078%, 09/01/2032, #847652	1,833	1,848
7.106%, 10/01/2032, #847063 (f)	277	282
4.223%, 05/01/2033, #780456	1,638	1,658
Federal National Mortgage Association Pool
7.008%, 11/01/2025, #433988 (f)	749	755
7.125%, 02/01/2028, #415285	55	56
6.991%, 10/01/2030, #847241	2,180	2,227
6.118%, 06/01/2031, #625338 (f)	452	460
6.912%, 12/01/2031, #535363 (f)	1,756	1,797
7.103%, 03/01/2032, #545791	92	94
7.110%, 05/01/2032, #634948 (f)	217	221
7.176%, 05/01/2032, #545717	542	551
4.476%, 10/01/2032, #661645 (f)	275	279
4.703%, 12/01/2032, #671884	1,117	1,132
7.172%, 04/01/2034, #775389	225	226
4.266%, 07/01/2034, #795242	3,964	3,919
7.172%, 08/01/2036, #555369	390	397
Government National Mortgage Association Pool
5.750%, 08/20/2021, #8824	194	195
5.750%, 07/20/2022, #8006 (f)	249	250
5.750%, 09/20/2025, #8699	131	132
5.375%, 04/20/2026, #8847	116	117
5.750%, 08/20/2027, #80106	37	37
6.375%, 01/20/2028, #80154	63	64
5.375%, 05/20/2029, #80283 (f)	229	232
5.875%, 11/20/2030, #80469 (f)	275	278
5.375%, 04/20/2031, #80507 (f)	161	163
5.500%, 08/20/2031, #80535 (f)	492	494
6.500%, 02/20/2032, #80580 (f)	115	117

		23,978

Fixed Rate – 4.4%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.837%, 01/25/2012	3,126	3,175
Federal Home Loan Mortgage Corporation Pool
7.750%, 07/01/2009, #184513	2	2
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (f)	6,710	6,659
5.500%, 05/01/2012, #254340 (f)	844	859
5.000%, 03/01/2013, #254682	540	547
4.000%, 12/01/2013, #255039	3,722	3,691

		14,933

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $38,949)		38,911

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.7%
Fixed Rate – 4.7%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (f)	3,925	3,987
Series 2780, Class QC
4.500%, 03/15/2017 (f)	5,000	5,013
Series 1022, Class J
6.000%, 12/15/2020	35	35
Series 2738, Class UA
3.570%, 12/15/2023 (f)	2,147	2,127
Series 2589, Class GK
4.000%, 03/15/2026 (f)	1,212	1,204
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	99	101
Series 2004-90, Class GA
4.350%, 03/25/2034 (f)	3,368	3,303

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $15,549)		15,770

U.S. Government & Agency Security – 0.4%
U.S. Treasury – 0.4%
U.S. Treasury Note
4.125%, 08/31/2012 (f)
(Cost $1,339)	1,335	1,374

Short-Term Investments – 2.1%
Money Market Fund – 1.9%
First American Prime Obligations Fund, Class Z (g)	6,655,626	6,656

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bills (h)
3.110%, 03/20/2008	$350	347
3.168%, 04/10/2008	265	263

Total Short-Term Investments		610

(Cost $7,266)		7,266

Investment Purchased with Proceeds from Securities Lending – 10.8%
Mount Vernon Securities Lending Prime Portfolio (i)
(Cost $36,571)	36,570,746	36,571

Total Investments – 110.2%
(Cost $373,299)		373,841

Other Assets and Liabilities, Net – (10.2)%		(34,645)

Total Net Assets – 100.0%		$339,196

(a)	Security is fair valued and illiquid. As of December 31, 2007, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Security in default at December 31, 2007.

(c)	Non-income producing security.

(d)	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of December 31, 2007, the value

First American Funds 2007 Semiannual Report   31

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)

of these investments was $27,111 or 8.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(f)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $34,972 at December 31, 2007. See note 2 in Notes to Financial Statements.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is the effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(i)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Euro Currency Futures	4	$730	March 2008	$(2)
Japanese Yen Currency Futures	7	789	March 2008	—
Long Gilt Futures	10	2,194	March 2008	8
Swiss Franc Currency Futures	9	994	March 2008	3
U.S. Treasury 2 Year Note Futures	415	87,254	March 2008	352
U.S. Treasury 5 Year Note Futures	(298)	(32,864)	March 2008	(117)
U.S. Treasury 10 Year Note Futures	(8)	(907)	March 2008	(2)

				$242

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	$800	$3
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	900	68
Deutsche Bank	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	1,000	(8)
JPMorgan	Dow Jones CDX IG7 Index	Sell	0.250%	12/20/2009	25,000	(305)
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	700	(3)
JPMorgan	Gap, Inc.	Buy	1.230%	12/20/2012	1,000	(19)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	1,100	4
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	1,000	(2)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	1,000	(1)
UBS	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	3,700	(3)
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	1,000	7

						$(259)

Short Term Bond Fund (concluded)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

UBS	3-Month LIBOR	Receive	4.773%	01/18/2011	$12,000	$(286)
UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	34,000	1,086

						$800

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2007 Semiannual Report

Total Return Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 22.6%
Adjustable Rate (a) – 3.0%
Federal Home Loan Mortgage Corporation Pool
6.696%, 10/01/2029, #1L0117	883	909
6.570%, 07/01/2030, #847240	1,034	1,045
5.682%, 05/01/2033, #847411	729	737
5.771%, 07/01/2036, #1K1238 (b)	2,958	2,997
5.597%, 05/01/2037, #1H1396 (b)	7,475	7,544
Federal National Mortgage Association Pool
6.891%, 09/01/2033, #725553	446	458
5.270%, 11/01/2034, #735054 (b)	1,614	1,632
6.939%, 01/01/2035, #745548	941	959
5.310%, 12/01/2035, #850865 (b)	5,684	5,692
5.642%, 08/01/2037, #888612 (b)	8,906	9,016

		30,989

Fixed Rate – 19.6%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808	1,221	1,216
5.000%, 09/01/2018, #E99575	1,001	1,004
5.500%, 12/01/2020, #G11810	2,753	2,787
6.500%, 07/01/2031, #A17212 (b)	2,841	2,938
7.000%, 08/01/2037, #H09059 (b)	6,084	6,277
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013 (b)	5,000	4,962
5.500%, 12/01/2018, #735575 (b)	1,533	1,556
5.500%, 01/01/2020, #735386 (b)	1,161	1,178
5.500%, 06/01/2020, #735792	988	1,002
5.000%, 12/01/2020, #745079 (b)	17,126	17,142
5.000%, 01/01/2022, #899008 (b)	5,435	5,441
5.500%, 02/01/2025, #255628 (b)	2,573	2,587
5.500%, 10/01/2025, #255956 (b)	12,662	12,723
5.500%, 03/01/2027, #256640 (b)	9,448	9,490
6.000%, 08/01/2027, #256852 (b)	5,216	5,312
6.000%, 04/01/2032, #745101 (b)	960	988
5.500%, 06/01/2033, #843435	1,075	1,077
5.000%, 10/01/2033, #741897	6	6
5.500%, 10/01/2033, #555800 (b)	3,291	3,294
5.500%, 11/01/2033, #555967 (b)	6,076	6,080
5.000%, 03/01/2034, #725205 (b)	1,186	1,159
5.000%, 03/01/2034, #725250 (b)	1,069	1,045
6.000%, 03/01/2034, #745324	1,932	1,971
5.500%, 04/01/2034, #725424 (b)	2,882	2,884
5.000%, 05/01/2034, #255189	6,871	6,712
5.000%, 05/01/2034, #725456	1,054	1,030
5.000%, 06/01/2034, #782909	5	5
5.500%, 08/01/2034, #745563 (b)	1,979	1,980
5.500%, 09/01/2034, #725773	1,852	1,852
6.000%, 04/01/2035, #735503 (b)	3,101	3,156
5.500%, 05/01/2035, #735500 (b)	26,451	26,435
5.500%, 08/01/2035, #829679	4,421	4,418
5.500%, 09/01/2035, #842230 (b)	2,244	2,243
5.500%, 10/01/2035, #735899	2,675	2,675
6.000%, 01/01/2036, #831215 (b)	2,931	2,978
6.000%, 01/01/2036, #852347	2,851	2,896
6.500%, 04/01/2036, #831377	1,335	1,372
6.500%, 04/01/2036, #852909	859	883
6.500%, 07/01/2036, #831683 (b)	2,039	2,096
6.500%, 08/01/2036, #893318 (b)	1,850	1,902
6.500%, 09/01/2036, #831799 (b)	6,421	6,601
6.500%, 09/01/2036, #897129 (b)	15,327	15,757
6.000%, 11/01/2036, #870962 (b)	7,627	7,746
6.000%, 11/01/2036, #902786 (b)	5,591	5,679
5.500%, 01/01/2037, #906059 (b)	5,685	5,679
6.000%, 09/01/2037, #256890 (b)	2,911	2,932

		201,146

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $230,178)		232,135

Asset-Backed Securities – 21.2%
Automotive – 0.8%
FTN Financial Auto Securitization Trust
Series 2004-A, Class A
2.550%, 06/15/2010 (c)	342	342
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	1,190	1,192
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (c)	2,690	2,709
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	4,255	4,265

		8,508

Credit Cards – 3.3%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (a)	2,250	2,162
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	12,865	13,366
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	3,485	3,507
Chase Issuance Trust
Series 2007-A17, Class A
5.120%, 10/15/2014	4,870	4,988
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	1,860	1,921
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (a)	2,370	2,279
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	3,651
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (c)	2,150	2,065

		33,939

Home Equity – 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (c)	204	182

Manufactured Housing – 0.2%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 (a)	316	335
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	1,734	1,737

		2,072

Other – 16.3%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.741%, 05/10/2045 (a)	785	811

First American Funds 2007 Semiannual Report   33

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (a)	$8,765	$8,767
Series 2007-T28, Class D
5.992%, 09/11/2042 (a) (c)	1,780	1,499
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,359
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (c)	1,805	1,823
Series 2004-RS1, Class A
4.018%, 03/03/2041 (c)	2,186	2,126
Series 2005-LP5, Class A2
4.630%, 05/10/2043	5,706	5,664
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (c)	3,920	3,900
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,375
Global Signal Trust
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	2,000	1,999
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	14,395	14,245
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,500	1,473
Series 2005-GG5, Class A2
5.117%, 04/10/2037	13,745	13,768
Series 2005-GG5, Class A5
5.224%, 04/10/2037 (a)	7,159	7,103
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (a)	4,810	4,718
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038 (a)	9,450	9,556
Series 2006-GG8, Class A2
5.479%, 11/10/2039	13,440	13,573
Series 2006-GG8, Class A4
5.560%, 11/10/2039 (a)	10,150	10,308
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (a)	350	362
Series 2006-RR2, Class A1
5.686%, 06/23/2046 (a) (c)	3,230	2,892
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (a) (c)	4,310	3,676
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (a)	1,490	1,436
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (a)	4,165	4,110
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, 03/15/2029	10,000	9,834
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,504
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.129%, 07/12/2038 (a)	1,730	1,622
Series 2005-LC1, Class AM
5.266%, 01/12/2044 (a)	3,500	3,437
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 (a)	4,400	4,570
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	5,107
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (a)	745	709
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (a)	705	667
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	6,440	6,714
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	4,077	4,101
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 (a)	2,905	2,838
Series 2007-C33, Class AJ
5.903%, 02/15/2051 (a)	2,745	2,674

		167,320

Recreational Vehicles – 0.0%
JPMorgan RV Marine Trust
Series 2004-1A, Class A1
3.120%, 04/15/2011 (c)	257	257

Utility – 0.6%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	5,655	5,725

Total Asset-Backed Securities
(Cost $217,611)		218,003

Corporate Bonds – 17.7%
Banking – 2.5%
Bank of America
5.750%, 12/01/2017	5,350	5,362
Citigroup
6.125%, 11/21/2017	4,100	4,212
Citigroup Capital XXI
8.300%, 12/21/2057 (a)	3,925	4,098
JPMorgan Chase
5.150%, 10/01/2015	2,995	2,889
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	1,455	1,313
Lloyds
6.267%, 12/31/2049 (a) (c)	2,260	2,050
Washington Mutual Preferred IV
9.750%, 10/29/2049 (a) (c)	2,650	2,120
Wells Fargo
5.625%, 12/11/2017 (b)	2,550	2,552
Wells Fargo Capital X
5.950%, 12/15/2036	945	882

		25,478

Basic Industry – 1.5%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,637
Evraz Group
8.250%, 11/10/2015 (c) (d)	700	696
FMG Finance
10.000%, 09/01/2013 (c) (d)	1,185	1,298

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2007 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	$1,745	$1,871
Georgia-Pacific
7.125%, 01/15/2017 (b) (c)	1,200	1,167
Griffin Coal Mining
9.500%, 12/01/2016 (c)	1,410	1,255
Noble Group Limited
6.625%, 03/17/2015 (c) (d)	1,415	1,322
Southern Copper
7.500%, 07/27/2035	1,265	1,340
Teck Cominco Limited
6.125%, 10/01/2035	1,575	1,455
U.S. Steel
7.000%, 02/01/2018	2,250	2,235
Vale Overseas
6.250%, 01/11/2016	1,020	1,022

		15,298

Brokerage – 1.7%
Goldman Sachs Capital II
5.793%, 12/29/2049 (a)	3,475	3,094
Goldman Sachs Group
6.750%, 10/01/2037	2,215	2,170
Lehman Brothers Holdings
5.750%, 01/03/2017	2,355	2,262
Merrill Lynch
6.050%, 05/16/2016	2,835	2,786
Morgan Stanley
5.375%, 10/15/2015	3,895	3,787
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (a)	3,630	3,495

		17,594

Capital Goods – 0.1%
Siemens Financiering
6.125%, 08/17/2026 (c)	1,350	1,337

Communications – 0.7%
AT&T
6.300%, 01/15/2038	1,290	1,311
News America
6.650%, 11/15/2037 (c)	2,100	2,166
Telecom Italia Capital
4.000%, 11/15/2008	1,170	1,155
Telefonica Emisones
6.221%, 07/03/2017	1,205	1,252
Vimpelcom
8.250%, 05/23/2016 (c) (d)	1,110	1,110

		6,994

Consumer Cyclical – 0.6%
Galaxy Entertainment
9.875%, 12/15/2012 (c) (d)	575	607
Home Depot
5.875%, 12/16/2036	1,540	1,299
Lippo Karwaci Finance
8.875%, 03/09/2011 (d)	1,075	1,029
Shimao Property Holdings
8.000%, 12/01/2016 (c)	1,110	1,002
Viacom
6.875%, 04/30/2036	1,975	1,980

		5,917

Consumer Non Cyclical – 1.1%
AmerisourceBergen
5.625%, 09/15/2012	2,000	2,028
Cardinal Health
6.750%, 02/15/2011	2,500	2,626
Constellation Brands
7.250%, 05/15/2017 (c)	1,700	1,572
Fisher Scientific International
6.750%, 08/15/2014	785	805
Omnicare
6.750%, 12/15/2013	1,670	1,570
Sadia Overseas
6.875%, 05/24/2017 (b) (c) (d)	1,000	960
Vitro
9.125%, 02/01/2017 (d)	1,265	1,164

		10,725

Electric – 1.9%
Dynegy Holdings
7.750%, 06/01/2019	1,385	1,278
Edison Mission Energy
7.500%, 06/15/2013	1,060	1,086
Energy Future Holdings
10.875%, 11/01/2017 (c)	1,380	1,387
Florida Power & Light
5.650%, 02/01/2037	2,335	2,266
ISA Capital Brasil
8.800%, 01/30/2017 (b) (c) (d)	1,400	1,442
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,624
Ohio Power, Series K
6.000%, 06/01/2016	1,685	1,703
Oncor Electric Delivery
7.000%, 05/01/2032	2,210	2,294
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,587
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (c)	2,455	2,455
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,598

		19,720

Energy – 1.3%
Encana
6.500%, 02/01/2038	1,040	1,075
Lukoil International Finance
6.356%, 06/07/2017 (c)	670	634
6.656%, 06/07/2022 (b) (c)	2,585	2,414
Mariner Energy
7.500%, 04/15/2013	1,530	1,473
Pioneer Natural Resource
6.650%, 03/15/2017	1,655	1,596
Tengizcheveroil Finance
6.124%, 11/15/2014 (c)	1,250	1,178
Tesoro
6.625%, 11/01/2015	1,315	1,302
TNK-BP Finance
6.625%, 03/20/2017 (c)	1,100	1,004
7.875%, 03/13/2018 (c)	1,345	1,328
Whiting Petroleum
7.000%, 02/01/2014	1,650	1,633

		13,637

Finance – 1.2%
Capital One Financial
6.150%, 09/01/2016 (a)	2,265	2,010
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a) (c)	2,815	2,779
Janus Capital Group
6.700%, 06/15/2017	1,700	1,751

First American Funds 2007 Semiannual Report   35

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR		VALUE

SLM
Series MTN
5.400%, 10/25/2011		$1,935	$1,763
Transcapitalinvest
5.670%, 03/05/2014 (c)		3,490	3,344

			11,647

Insurance – 0.6%
Allied World Assurance
7.500%, 08/01/2016		3,070	3,213
MetLife Capital Trust IV
7.875%, 12/15/2037 (c)		2,220	2,262
Unumprovident
5.997%, 05/15/2008		1,040	1,042

			6,517

Natural Gas – 0.5%
Enterprise Products
8.375%, 08/01/2066		860	881
NGPL Pipeco
7.119%, 12/15/2017 (c)		1,585	1,625
Southern Union
7.200%, 11/01/2066		715	703
Transocean
6.000%, 03/15/2018		1,180	1,177
Transport De Gas Del Sur
7.875%, 05/14/2017 (c) (d)		1,250	1,084

			5,470

Real Estate – 0.7%
Greentown China Holdings
9.000%, 11/08/2013 (b) (c) (d)		1,685	1,525
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016		2,620	2,557
Prologis 2006 – REIT
5.750%, 04/01/2016		3,395	3,186

			7,268

Sovereigns – 1.7%
Bundesrepublic Deutschland
3.250%, 07/04/2015 (e)	EUR	5,100	6,978
United Kingdom Gilt Treasury
4.750%, 03/07/2020 (e)	GBP	4,400	8,949
United Mexican States
5.625%, 01/15/2017 (b)		$1,735	1,758

			17,685

Technology – 1.2%
Celestica
7.875%, 07/01/2011 (b) (d)		1,840	1,771
Chartered Semiconductor
6.375%, 08/03/2015		590	600
First Data
9.875%, 09/24/2015 (b) (c)		1,260	1,172
IBM
5.700%, 09/14/2017		2,140	2,212
Jabil Circuit
5.875%, 07/15/2010		3,035	3,071
LG Electronics
5.000%, 06/17/2010 (c)		785	786
National Semiconductor
6.600%, 06/15/2017		1,075	1,115
Seagate Technology
6.375%, 10/01/2011 (d)		1,810	1,785

			12,512

Transportation – 0.2%
BLT Finance BV
7.500%, 05/15/2014 (c)		1,450	1,240
Ultrapetrol
9.000%, 11/24/2014 (d)		900	855

			2,095

Water – 0.2%
American Water Capital
6.085%, 10/15/2017 (c)		1,730	1,724

Total Corporate Bonds
(Cost $182,980)			181,618

U.S. Government & Agency Securities – 16.9%
U.S. Treasuries – 16.9%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (f)		16,065	7,981
U.S. Treasury Bonds
9.125%, 05/15/2018 (b)		17,100	24,182
8.125%, 08/15/2019		8,000	10,784
6.875%, 08/15/2025 (b)		6,940	8,923
5.250%, 02/15/2029 (b)		7,850	8,636
4.500%, 02/15/2036 (b)		9,080	9,126
U.S. Treasury Notes
4.625%, 08/31/2011 (b)		2,195	2,298
4.500%, 04/30/2012 (b)		18,820	19,659
4.750%, 05/31/2012 (b)		29,565	31,203
4.625%, 07/31/2012 (b)		33,455	35,128
4.250%, 09/30/2012 (b)		1,690	1,749
3.875%, 10/31/2012 (b)		3,755	3,829
4.500%, 05/15/2017 (b)		10,040	10,406

Total U.S. Government & Agency Securities
(Cost $170,024)			173,904

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.0%
Adjustable Rate (a) – 7.8%
Chase Mortgage Finance
Series 2003-S13, Class A16
5.000%, 11/25/2033		7,472	7,264
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.328%, 10/25/2034		9,488	9,493
Series 2005-7, Class 2A1A
4.863%, 09/25/2035		1,722	1,718
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
5.144%, 12/20/2046		4,069	3,827
Countrywide Home Loans
Series 2004-2, Class 2A1
5.273%, 02/25/2034		1,822	1,815
Series 2006-HYB5, Class 3A1A
5.970%, 09/20/2036		7,152	7,035
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033		2,308	2,263
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.877%, 01/25/2035		2,221	2,147
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037		6,647	6,241

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2007 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Series 2007-4, Class 2A1
4.963%, 07/19/2047	$6,705	$6,323
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.352%, 03/25/2035	869	862
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
5.145%, 04/25/2047	3,004	2,779
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.993%, 02/25/2034	3,931	3,851
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	3,142	3,072
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.877%, 08/25/2036	2,869	2,835
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035	1,188	1,187
Washington Mutual Pass-Through Certificates
Series 2003-AR10, Class A6
4.060%, 10/25/2033	5,082	5,052
Series 2004-AR7, Class A6
3.941%, 07/25/2034	2,630	2,600
Washington Mutual MSC Mortgage Pass-Through Trust
Series 2004-RA3, Class 2A
6.384%, 08/25/2038	2,350	2,398
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
4.109%, 06/25/2035	3,042	3,016
Series 2006-AR1, Class 2A2
5.554%, 03/25/2036	4,044	4,001

		79,779

Fixed Rate – 8.2%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	2,598	2,519
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.507%, 04/25/2037	2,486	2,533
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018	2,471	2,444
Series 2003-S11, Class 1A1
5.000%, 10/25/2033	2,701	2,616
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	5,208	5,177
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	1,194	1,181
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,275	1,261
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,604	1,552
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,491	2,473
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	7,734	7,710
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	1,880	1,894
First Horizon Mortgage Pass-Through Trust
Series 2003-7, Class 2A1
4.500%, 09/25/2018	7,050	6,896
Series 2004-4, Class 2A1
4.500%, 07/25/2019	512	511
GMAC Mortgage Corporation Loan Trust
Series 2003-J4, Class 3A1
4.750%, 09/25/2018	6,925	6,854
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.982%, 03/25/2043	3,014	2,886
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	897	906
Series 2005-4F, Class B1
5.729%, 05/25/2035	2,338	2,062
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.142%, 11/25/2034	2,689	2,732
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	3,318	3,311
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	1,342	1,332
Washington Mutual Pass-Through Certificates
Series 2002-S8, Class 2A7
5.250%, 01/25/2018	6,006	6,001
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	1,936	1,932
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	4,980	4,966
Series 2004-8, Class A1
5.000%, 08/25/2019	2,854	2,815
Series 2005-13, Class A1
5.000%, 11/25/2020	946	935
Series 2005-3, Class A9
5.500%, 05/25/2035	3,860	3,172
Series 2007-13, Class A8
6.000%, 09/25/2037	6,252	6,232

		84,903

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $163,970)		164,682

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.6%
Fixed Rate – 2.6%
Federal Home Loan Mortgage Corporation
Series 2937, Class JD
5.000%, 03/15/2028	4,000	4,030
Series 2690, Class OE
5.000%, 11/15/2028	4,000	4,022
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,898
Federal National Mortgage Association
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	7,750	7,789
Series 2003-81, Class MB
5.000%, 05/25/2029	3,375	3,396

First American Funds 2007 Semiannual Report   37

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	$2,279	$2,279

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $25,881)		26,414

Preferred Stocks – 0.6%
Insurance – 0.2%
Aspen Insurance Holdings	84,500	1,846

Sovereign – 0.4%
Fannie Mae	180,000	4,590

Total Preferred Stocks
(Cost $6,719)		6,436

Common Stocks – 0.4%
Energy – 0.4%
Baytex Energy Trust (b)	37,859	724
Canadian Oil Sands Trust, ADR	11,346	445
Canetic Resources Trust (b)	60,340	810
Harvest Energy Trust (b)	17,418	362
Penn West Energy Trust (b)	22,095	574
Peyto Energy Trust (e)	23,000	394
Provident Energy Trust (b)	95,800	958

Total Common Stocks
(Cost $4,548)		4,267

Convertible Securities – 0.2%
Basic Industry – 0.1%
Coeur d’Alene Mines
1.250%, 01/15/2024 (b)	$1,200	1,093

Energy – 0.1%
Headwaters
2.875%, 06/01/2016	$1,125	930

Total Convertible Securities
(Cost $2,162)		2,023

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,855)	1,855	1,865

Short-Term Investments – 1.5%
Money Market Fund – 1.3%
First American Prime Obligations Fund, Class Z (g)	13,085,739	13,086

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
3.110%, 03/20/2008 (h)	$2,600	2,582

Total Short-Term Investments
(Cost $15,670)		15,668

Total Return Bond Fund (continued)
DESCRIPTION	SHARES	VALUE

Investment Purchased with Proceeds from Securities Lending – 36.5%
Mount Vernon Securities Lending Prime Portfolio (i)
(Cost $375,243)	375,243,330	$375,243

Total Investments – 136.4%
(Cost $1,396,841)		1,402,258

Other Assets and Liabilities, Net – (36.4)%		(374,483)

Total Net Assets – 100.0%		$1,027,775

(a)	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2007.

(b)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a market value of $368,068 at December 31, 2007. See note 2 in Notes to Financial Statements.

(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $71,515 or 7.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On December 31, 2007, the value of these investments was $16,648, which represents 1.6% of total net assets.

(e)	Foreign denominated security values are stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.

(f)	Principal only.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)	Security has been deposited as initial margin on open futures contracts and swap agreements. Rate shown is the rate in effect at December 31, 2007. See note 2 in Notes to Financial Statements.

(i)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

STRIPS –	Separate Trading of Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2007 Semiannual Report

Total Return Bond Fund (continued)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	(71)	$(8,780)	March 2008	$10
Euro Currency Futures	18	3,283	March 2008	(10)
Eurodollar 90 Day Futures	181	174,223	June 2008	76
Eurodollar 90 Day Futures	174	168,136	December 2008	(31)
Euro Euribor 3 Month Interest Rate Futures	228	318,847	September 2008	(186)
Japanese Yen Currency Futures	89	10,027	March 2008	7
Long Gilt Futures	90	19,748	March 2008	75
Sterling 90 Day Futures	335	317,522	March 2009	120
Swiss Franc Currency Futures	148	16,350	March 2008	46
U.S. Treasury 2 Year Note Futures	(126)	(26,492)	March 2008	(18)
U.S. Treasury 5 Year Note Futures	(85)	(9,374)	March 2008	(19)
U.S. Treasury 10 Year Note Futures	643	72,910	March 2008	14
U.S. Treasury Long Bond Futures	(166)	(19,318)	March 2008	(57)

				$27

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX HY9 Index	Buy	3.750%	12/20/2012	$15,200	$198
Bank of America	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	15,000	54
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	2,000	151
Deutsche Bank	Dow Jones CDX HVOL9 Index	Buy	1.400%	12/20/2012	13,400	(57)
Deutsche Bank	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	6,900	25
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	2,700	(11)
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	2,850	(55)
JPMorgan	Dow Jones CDX IG9 Index	Buy	0.600%	12/20/2012	14,600	—
JPMorgan	Dow Jones CDX XO9 Index	Buy	2.450%	12/20/2012	10,300	244
JPMorgan	Philippines Government International Bond	Buy	2.000%	09/20/2012	8,200	(166)
JPMorgan	Turkey Government International Bond	Buy	1.870%	12/20/2011	4,300	(85)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	4,400	16
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	2,000	(5)
UBS	Brazil Government International Bond	Buy	1.170%	08/20/2012	8,700	(80)
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	2,000	(1)
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	4,100	3
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	2,325	15

						$246

Total Return Bond Fund (concluded)

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	$12,000	$(427)
Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	48,000	598
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	13,000	(390)
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	12,000	(469)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	49,000	588

						$(100)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$116.00	$111	02/22/2008	216	$118
U.S. Treasury 10 Year Note Futures – March 2008	114.50	75	02/23/2008	132	126

		$186			$244

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – March 2008	$109.50	$102	02/23/2008	208	$39
U.S. Treasury 10 Year Note Futures – March 2008	110.00	67	02/23/2008	139	35

		$169			$74

First American Funds 2007 Semiannual Report   39

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 89.7%
Adjustable Rate (a) – 5.9%
Federal Home Loan Mortgage Corporation Pool
5.597%, 05/01/2037, #1H1396 (b)	3,066	3,094
Federal National Mortgage Association Pool
5.463%, 03/01/2037, #914224	2,756	2,793
5.493%, 04/01/2037, #913187	2,741	2,817

		8,704

Fixed Rate – 83.8%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	2	2
7.000%, 07/01/2011, #E20252	18	18
7.000%, 11/01/2011, #E65619	1	1
7.500%, 09/01/2012, #G10735	95	99
6.000%, 10/01/2013, #E72802	181	186
5.500%, 01/01/2014, #E00617	682	691
7.000%, 09/01/2014, #E00746	115	120
6.000%, 09/01/2022, #C90580 (b)	846	863
6.500%, 01/01/2028, #G00876	338	351
6.500%, 11/01/2028, #C00676	760	788
7.500%, 01/01/2030, #C35768	39	42
6.500%, 03/01/2031, #G01244	549	569
5.000%, 09/01/2033, #C01622	1,914	1,870
6.000%, 08/01/2036, #A51416	1,132	1,149
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	9	10
7.000%, 11/01/2011, #349630	4	4
7.000%, 11/01/2011, #351122	15	15
6.000%, 04/01/2013, #425550	114	117
6.500%, 08/01/2013, #251901	96	100
6.000%, 11/01/2013, #556195	151	155
7.000%, 10/01/2014, #252799	78	81
5.500%, 04/01/2016, #580516	601	610
6.500%, 07/01/2017, #254373	740	765
7.000%, 07/01/2017, #254414	698	728
5.500%, 12/01/2017, #673010	551	560
5.500%, 04/01/2018, #695765	706	717
4.500%, 05/01/2018, #254720	3,449	3,393
5.000%, 07/01/2018, #555621	1,155	1,158
5.500%, 09/01/2019, #725793	3,047	3,092
6.000%, 12/01/2021, #254138	520	532
6.000%, 01/01/2022, #254179	626	640
6.500%, 06/01/2022, #254344	570	590
6.000%, 10/01/2022, #254513 (b)	676	690
5.500%, 02/01/2025, #255628 (b)	1,286	1,293
5.500%, 10/01/2025, #255956 (b)	3,373	3,389
7.000%, 12/01/2027, #313941	400	422
6.000%, 01/01/2029 (c)	12,495	12,686
7.000%, 09/01/2031, #596680	932	967
6.500%, 12/01/2031, #254169	892	915
6.000%, 04/01/2032, #745101 (b)	3,151	3,242
6.500%, 06/01/2032, #596712 (b)	2,590	2,659
6.500%, 07/01/2032, #545759	1,197	1,237
7.000%, 07/01/2032, #545815	233	246
6.000%, 08/01/2032, #656269 (b)	855	878
5.500%, 03/01/2033, #689109	2,377	2,378
5.500%, 04/01/2033, #703392	2,689	2,691
5.500%, 05/01/2033, #704523	1,901	1,902
5.500%, 06/01/2033, #843435	2,006	2,009
5.500%, 07/01/2033, #726520	2,614	2,616
5.500%, 07/01/2033, #728667	1,418	1,419
4.500%, 08/01/2033, #555680 (b)	1,948	1,845
5.000%, 08/01/2033, #736158 (b)	2,497	2,440
5.000%, 09/01/2033, #734566	2,781	2,718
5.000%, 10/01/2033, #747533	2,635	2,575
5.500%, 11/01/2033, #555967 (b)	2,916	2,918
5.500%, 01/01/2034 (c)	11,715	11,700
6.000%, 01/01/2034, #763687	2,243	2,281
6.000%, 03/01/2034, #745324	2,868	2,925
5.000%, 05/01/2034, #780889 (b)	4,140	4,044
6.500%, 06/01/2034, #735273 .(b)	1,631	1,686
4.500%, 09/01/2034, #725866	1,176	1,114
6.500%, 01/01/2035 (c)	16,540	17,000
7.000%, 06/01/2037, #928519 (b)	5,324	5,538
Government National Mortgage Association Pool
9.000%, 11/15/2009, #359559	12	12
8.000%, 10/15/2010, #414750	37	38
7.500%, 12/15/2022, #347332	64	68
7.000%, 09/15/2027, #455304	19	20
6.500%, 07/15/2028, #780825	616	639
6.500%, 08/20/2031, #003120	238	247
7.500%, 12/15/2031, #570134	154	164
6.000%, 09/15/2034, #633605 (b)	2,004	2,054

		123,681

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $132,374)		132,385

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 23.7%
Adjustable Rate (a) – 3.0%
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
5.144%, 12/20/2046	977	918
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
5.205%, 03/19/2037	978	918
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
5.354%, 02/25/2033	468	467
Series 2006-AR1, Class 2A2
5.554%, 03/25/2036	2,131	2,109

		4,412

Fixed Rate – 20.7%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	990	982
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.493%, 04/25/2037	899	917
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	2,526	2,491
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,279	1,278
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,368	1,364
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,700	1,696
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4
5.444%, 03/10/2039	2,000	2,012

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2007 Semiannual Report

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	VALUE

GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.982%, 03/25/2043	$999	$956
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.729%, 05/25/2035	1,403	1,237
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	721	719
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	825	830
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.142%, 11/25/2034	1,911	1,941
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	885	833
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,641	2,662
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,670	1,658
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,170	2,152
Washington Mutual
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	1,891	1,841
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.462%, 04/25/2033	1,512	1,490
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	3,022	2,986
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	536

		30,581

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $35,606)		34,993

Asset-Backed Securities – 11.4%
Credit Cards – 0.7%
American Express Issuance Trust
Series 2005-1, Class C
5.358%, 08/15/2011 (a)	355	341
Discover Card Master Trust
Series 2007-C1, Class C1
5.348%, 01/15/2013 (a)	375	361
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
5.491%, 05/15/2014 (a) (d)	375	360

		1,062

Home Equity – 0.1%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (d)	68	61

Manufactured Housing – 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	706

Other – 10.1%
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.992%, 09/11/2042 (a) (d)	285	240
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,480	1,516
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 (a)	800	785
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,535
Series 2007-GG10, Class A4
5.799%, 08/10/2045 (a) (b)	5,475	5,663
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 (a)	255	246
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 (a)	1,000	987
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.129%, 07/12/2038 (a)	285	267
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 (a)	600	623
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (a)	120	114
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (a)	110	104
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 (a)	455	444
Series 2007-C33, Class AJ
5.903%, 02/15/2051 (a)	445	433

		14,957

Total Asset-Backed Securities
(Cost $16,675)		16,786

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.0%
Fixed Rate – 2.0%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	235	239
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019 (b)	2,000	1,844
Series 2002-W1, Class 2A
7.500%, 02/25/2042	798	845

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $2,966)		2,928

First American Funds 2007 Semiannual Report   41

Schedule ofInvestments  December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Short-Term Investments – 1.0%
Money Market Fund – 0.7%
First American Government Obligations Fund, Class Z (e)	1,070,296	$1,070

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
3.110%, 03/20/2008 (f)	$360	358

Total Short-Term Investments
(Cost $1,428)		1,428

Investment Purchased with Proceeds from Securities Lending – 30.4%
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $44,914)	44,914,249	44,914

Total Investments – 158.2%
(Cost $233,963)		233,434

Other Assets and Liabilities, Net – (58.2)%		(85,831)

Total Net Assets – 100.0%		$147,603

(a)	Variable Rate Security – The rate shown is the rate in effect at December 31, 2007.

(b)	This security or a portion of this security is out on loan at December 31, 2007. Total loaned securities had a value of $43,770 at December 31, 2007. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On December 31, 2007, the total cost of investments purchased on a when-issued basis was $41,288 or 28.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of December 31, 2007, the value of these investments was $661 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of December 31, 2007. See note 2 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	(44)	$(9,251)	March 2008	$(2)
U.S. Treasury 5 Year Note Futures	38	4,191	March 2008	11
U.S. Treasury 10 Year Note Futures	(172)	(19,503)	March 2008	(42)

				$(33)

U.S. Government Mortgage Fund (concluded)

Credit Default Swap Agreement

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation

JPMorgan	UBS AG	Buy	0.355%	09/20/2012	$300	$1

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

UBS	3-Month LIBOR	Pay	5.180%	08/02/2010	$14,000	$447
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	2,000	(60)

						$387

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2007 Semiannual Report

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Statements ofAssets and Liabilities	December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Investments in unaffiliated securities, at cost	$1,678,206	$253,038	$251,737
Investments in affiliated money market fund, at cost	12,712	6,777	2,378
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	639,102	33,401	126,194
Premiums received on options written, at cost (note 6)	326	—	52
Cash denominated in foreign currencies, at cost	272	—	80

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,678,960	$242,034	$258,817
Investments in affiliated money market fund, at value (note 2)	12,712	6,777	2,378
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	639,102	33,401	126,194
Cash	—	406	81
Cash denominated in foreign currencies, at value	273	—	—
Receivable for dividends and interest	11,779	4,650	2,132
Receivable for investment securities sold	2,079	242	—
Receivable for capital shares sold	1,715	21	739
Receivable for swap agreements	617	333	32
Receivable for variation margin	538	36	—
Prepaid expenses and other assets	35	32	28

Total assets	2,347,810	287,932	390,401

LIABILITIES:
Cash denominated in foreign currencies, at value	—	—	79
Liabilities for options written, at value	331	—	53
Bank overdraft	1,083	—	—
Dividends payable	4,317	1,755	1,987
Payable upon return of securities loaned (note 2)	639,102	33,401	126,194
Payable for investment securities purchased	—	677	—
Payable for investment securities purchased on a when-issued basis	7,670	—	—
Payable for capital shares redeemed	6,132	622	262
Payable for variation margin	—	—	52
Payable to affiliates (note 3)	993	180	124
Payable for distribution and shareholder servicing fees	25	15	1
Accrued expenses and other liabilities	41	28	32

Total liabilities	659,694	36,678	128,784

Net assets	$1,688,116	$251,254	$261,617

COMPOSITION OF NET ASSETS:
Portfolio capital	1,707,867	265,595	270,169
Undistributed (distributions in excess of) net investment income	(1,196)	1	94
Accumulated net realized loss on investments (note 2)	(19,368)	(3,483)	(15,759)
Net unrealized appreciation (depreciation) of investments	754	(11,004)	7,080
Net unrealized appreciation (depreciation) on futures contracts	(30)	71	33
Net unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	1	—	1
Net unrealized appreciation (depreciation) on options written	(5)	—	(1)
Net unrealized appreciation on swap agreements	93	74	—

Net assets	$1,688,116	$251,254	$261,617

* Including securities loaned, at value	$627,252	$32,490	$124,398

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2007 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term		U.S. Government
Bond Fund	Bond Fund	Bond Fund	Total Return Bond Fund	Mortgage Fund

$50,712	$760,137	$330,072	$1,008,512	$187,979
1,275	6,851	6,656	13,086	1,070
—	197,749	36,571	375,243	44,914
—	154	—	355	—
—	—	28	20	—

$51,555	$765,130	$330,614	$1,013,929	$187,450
1,275	6,851	6,656	13,086	1,070
—	197,749	36,571	375,243	44,914
103	—	—	271	—
—	—	28	—	—
537	6,730	2,328	7,920	897
—	—	400	448	—
708	998	16	3,093	110
—	329	629	1,173	379
—	235	52	26	—
15	17	19	36	29

54,193	978,039	377,313	1,415,225	234,849

—	—	—	18	—
—	157	—	318	—
—	315	226	—	—
81	1,519	768	2,448	433
—	197,749	36,571	375,243	44,914
103	74	—	7,133	—
—	—	—	—	41,288
59	3,336	340	1,649	416
—	—	—	—	75
23	464	177	599	84
—	4	8	8	9
25	43	27	34	27

291	203,661	38,117	387,450	87,246

$53,902	$774,378	$339,196	$1,027,775	$147,603

54,252	788,615	356,967	1,024,972	157,280
88	(122)	(53)	(1,100)	(154)
(1,281)	(19,397)	(19,043)	(1,727)	(9,349)
843	4,993	542	5,417	(529)
—	212	242	27	(33)
—	—	—	3	—
—	(3)	—	37	—
—	80	541	146	388

$53,902	$774,378	$339,196	$1,027,775	$147,603

—	$194,029	$34,972	$368,068	$43,770

First American Funds 2007 Semiannual Report   45

Statements ofAssets and Liabilities  continued

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Class A:
Net assets	$101,824	$27,695	$2,992
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	9,171	3,027	301
Net asset value and redemption price per share	$11.10	$9.15	$9.96
Maximum offering price per share[1]	$11.59	$9.56	$10.40
Class B:
Net assets	$8,470	$4,004	—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	769	440	—
Net asset value, offering price, and redemption price per share[2]	$11.01	$9.11	—
Class C:
Net assets	$4,506	$7,030	$331
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	407	771	33
Net asset value per share[2]	$11.07	$9.11	$9.94
Class R:
Net assets	$232	$168	$1,018
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	21	18	102
Net asset value, offering price, and redemption price per share	$11.13	$9.29	$9.96
Class Y:
Net assets	$1,573,084	$212,357	$257,276
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	141,733	23,199	25,827
Net asset value, offering price, and redemption price per share	$11.10	$9.15	$9.96

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2007 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term		U.S. Government
Bond Fund	Bond Fund	Bond Fund	Total Return Bond Fund	Mortgage Fund

$4,587	$29,528	$64,348	$14,919	$12,314
546	2,947	6,404	1,469	1,186
$8.40	$10.02	$10.05	$10.15	$10.38
$8.59	$10.25	$10.31	$10.60	$10.84

—	—	—	$2,176	$4,293
—	—	—	215	413
—	—	—	$10.12	$10.40

—	—	—	$2,956	$2,542
—	—	—	293	246
—	—	—	$10.10	$10.34

—	—	—	$224	$634
—	—	—	22	61
—	—	—	$10.21	$10.37

$49,315	$744,850	$274,848	$1,007,500	$127,820
5,871	74,595	27,343	99,269	12,311
$8.40	$9.99	$10.05	$10.15	$10.38

First American Funds 2007 Semiannual Report   47

Statements ofOperations  For the six-month period ended December 31, 2007 (unaudited), all dollars are rounded to thousands (000)

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

INVESTMENT INCOME:
Interest income from unaffiliated securities	$41,456	$9,743	$5,646
Dividends from affiliated money market fund	426	150	85
Dividends from unaffiliated securities	—	920	90
Less: Foreign taxes withheld	—	(14)	(13)
Securities lending income	821	149	263

Total investment income	42,703	10,948	6,071

EXPENSES (note 3):
Investment advisory fees	4,179	923	640
Administration fees	1,873	308	290
Transfer agent fees	128	61	50
Custodian fees	42	7	7
Legal fees	5	5	5
Audit fees	20	20	20
Registration fees	26	26	22
Postage and printing fees	32	5	6
Directors’ fees	12	13	12
Other expenses	8	7	7
Distribution and shareholder servicing fees – Class A	129	36	4
Distribution and shareholder servicing fees – Class B	44	22	—
Distribution and shareholder servicing fees – Class C	23	38	1
Distribution and shareholder servicing fees – Class R	1	1	2

Total expenses	6,522	1,472	1,066

Less: Fee waivers (note 3)	(487)	(259)	(294)
Less: Indirect payments from custodian (note 3)	(19)	(2)	—

Total net expenses	6,016	1,211	772

Investment income – net	36,687	9,737	5,299

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FOREIGN CURRENCY TRANSACTIONS, AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	4,316	(4,014)	(468)
Net realized gain (loss) on futures contracts	(4,168)	532	(2,095)
Net realized gain on options written	91	—	16
Net realized gain on swap agreements	15,176	1,348	1,438
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	(5)	—	3
Net change in unrealized appreciation or depreciation of investments	34,312	(10,611)	16,330
Net change in unrealized appreciation or depreciation of futures contracts	1,703	116	661
Net change in unrealized appreciation or depreciation of options written	(111)	—	(20)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	2	—	2
Net change in unrealized appreciation or depreciation of swap agreements	(1,954)	(343)	(190)

Net gain (loss) on investments, futures contracts, options written, foreign currency transactions, and swap agreements	49,362	(12,972)	15,677

Net increase (decrease) in net assets resulting from operations	$86,049	$(3,235)	$20,976

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2007 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$1,033	$18,306	$8,432	$22,489	$4,035
26	384	97	634	27
—	—	—	362	—
—	—	—	(42)	—
—	325	93	495	45

1,059	19,015	8,622	23,938	4,107

117	1,961	906	2,816	380
57	881	416	1,060	180
31	33	61	61	59
1	20	9	25	9
6	4	5	7	6
20	20	20	20	20
13	13	14	26	25
1	15	7	16	3
12	12	13	13	12
7	7	7	7	7
3	37	83	18	16
—	—	—	11	23
—	—	—	12	14
—	—	—	1	1

268	3,003	1,541	4,093	755

(126)	(245)	(407)	(538)	(170)
—	(4)	(4)	(21)	(2)

142	2,754	1,130	3,534	583

917	16,261	7,492	20,404	3,524

395	2,613	349	3,985	461
—	(1,385)	(1,522)	(2,072)	(3,241)
—	44	—	27	—
—	5,589	2,996	12,864	981
—	—	(1)	26	—
1,694	14,902	3,956	17,462	3,790
—	1,379	89	1,493	293
—	(54)	—	(12)	—
—	—	—	(12)	—
—	(173)	(140)	(3,160)	263

2,089	22,915	5,727	30,601	2,547

$3,006	$39,176	$13,219	$51,005	$6,071

First American Funds 2007 Semiannual Report   49

Statements ofChanges in Net Assets  all dollars are rounded to thousands (000)

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended
	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07

OPERATIONS:
Investment income – net	$36,687	$78,646	$9,737	$18,536	$5,299	$13,843
Net realized gain (loss) on investments	4,316	2,444	(4,014)	5,698	(468)	(7,110)
Net realized gain (loss) on futures contracts	(4,168)	(8,478)	532	(313)	(2,095)	(3,083)
Net realized gain (loss) on options written	91	(971)	—	—	16	(170)
Net realized gain (loss) on swap agreements	15,176	(843)	1,348	(23)	1,438	226
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	(5)	—	—	—	3	(6)
Net change in unrealized appreciation or depreciation of investments	34,312	26,693	(10,611)	4,974	16,330	5,075
Net change in unrealized appreciation or depreciation of futures contracts	1,703	(2,554)	116	(83)	661	(1,064)
Net change in unrealized appreciation or depreciation of options written	(111)	106	—	—	(20)	19
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	2	(1)	—	—	2	6
Net change in unrealized appreciation or depreciation of swap agreements	(1,954)	2,528	(343)	425	(190)	709

Net increase (decrease) in net assets resulting from operations	86,049	97,570	(3,235)	29,214	20,976	8,445

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,220)	(5,096)	(1,073)	(2,206)	(81)	(169)
Class B	(158)	(445)	(144)	(343)	—	—
Class C	(81)	(168)	(249)	(530)	(7)	(14)
Class R	(4)	(2)	(7)	(7)	(25)	(17)
Class Y	(35,428)	(75,482)	(8,467)	(15,405)	(7,288)	(12,854)
Return of capital:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—

Total distributions	(37,891)	(81,193)	(9,940)	(18,491)	(7,401)	(13,054)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	5,360	12,244	6,604	12,086	364	861
Reinvestment of distributions	1,706	3,707	682	1,272	60	137
Payments for redemptions	(10,932)	(49,528)	(7,167)	(15,468)	(299)	(3,265)

Increase (decrease) in net assets from Class A transactions	(3,866)	(33,577)	119	(2,110)	125	(2,267)

Class B:
Proceeds from sales	211	365	74	309	—	—
Reinvestment of distributions	144	400	85	182	—	—
Payments for redemptions	(1,773)	(5,117)	(749)	(1,926)	—	—

Decrease in net assets from Class B transactions	(1,418)	(4,352)	(590)	(1,435)	—	—

Class C:
Proceeds from sales	373	1,057	444	1,662	101	106
Reinvestment of distributions	69	151	133	294	5	12
Payments for redemptions	(632)	(1,862)	(1,679)	(3,685)	(136)	(318)

Increase (decrease) in net assets from Class C transactions	(190)	(654)	(1,102)	(1,729)	(30)	(200)

Class R:
Proceeds from sales	254	41	213	113	165	1,090
Reinvestment of distributions	4	2	2	2	25	17
Payments for redemptions	(98)	(12)	(226)	(4)	(43)	(263)

Increase (decrease) in net assets from Class R transactions	160	31	(11)	111	147	844

Class Y:
Proceeds from sales	161,997	456,400	15,902	65,080	41,671	126,455
Reinvestment of distributions	9,480	22,047	947	1,958	1,494	3,302
Payments for redemptions	(173,944)	(642,519)	(26,288)	(48,035)	(72,559)	(169,903)

Increase (decrease) in net assets from Class Y transactions	(2,467)	(164,072)	(9,439)	19,003	(29,394)	(40,146)

Increase (decrease) in net assets from capital share transactions	(7,781)	(202,624)	(11,023)	13,840	(29,152)	(41,769)

Total increase (decrease) in net assets	40,377	(186,247)	(24,198)	24,563	(15,577)	(46,378)
Net assets at beginning of period	1,647,739	1,833,986	275,452	250,889	277,194	323,572

Net assets at end of period	$1,688,116	$1,647,739	$251,254	$275,452	$261,617	$277,194

Undistributed (distributions in excess of) net investment income	$(1,196)	$8	$1	$204	$94	$2,196

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2007 Semiannual Report

Intermediate
Government		Intermediate Term		Short Term		Total Return		U.S. Government
Bond Fund		Bond Fund		Bond Fund		Bond Fund		Mortgage Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended	12/31/07	Year Ended
(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07	(unaudited)	6/30/07

$917	$1,557	$16,261	$36,153	$7,492	$17,211	$20,404	$28,135	$3,524	$7,467
395	(71)	2,613	(6,208)	349	(802)	3,985	291	461	(298)
—	—	(1,385)	(2,552)	(1,522)	(1,869)	(2,072)	(7,840)	(3,241)	(297)
—	—	44	(469)	—	—	27	(927)	—	9
—	—	5,589	(109)	2,996	(2,207)	12,864	(630)	981	(211)
—	—	—	—	(1)	—	26	(4)	—	—
1,694	445	14,902	17,176	3,956	6,959	17,462	(1,610)	3,790	2,010
—	—	1,379	(1,501)	89	(114)	1,493	(1,956)	293	(396)
—	—	(54)	51	—	—	(12)	49	—	—
—	—	—	—	—	—	(12)	20	—	—
—	—	(173)	885	(140)	2,978	(3,160)	3,872	263	206

3,006	1,931	39,176	43,426	13,219	22,156	51,005	19,400	6,071	8,490

(42)	(68)	(608)	(1,454)	(1,401)	(2,768)	(310)	(649)	(312)	(698)
—	—	—	—	—	—	(39)	(118)	(91)	(215)
—	—	—	—	—	—	(41)	(89)	(56)	(155)
—	—	—	—	—	—	(5)	(8)	(10)	(1)
(729)	(1,581)	(15,901)	(35,682)	(6,482)	(15,209)	(20,857)	(27,836)	(3,285)	(6,635)

—	(6)	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	(145)	—	—	—	—	—	—	—	—

(771)	(1,800)	(16,509)	(37,136)	(7,883)	(17,977)	(21,252)	(28,700)	(3,754)	(7,704)

3,064	238	1,741	3,095	1,116	1,152	3,221	2,065	411	1,733
37	59	509	1,220	1,055	2,062	250	528	267	578
(259)	(368)	(4,246)	(12,242)	(5,509)	(15,868)	(2,210)	(4,915)	(2,343)	(4,681)

2,842	(71)	(1,996)	(7,927)	(3,338)	(12,654)	1,261	(2,322)	(1,665)	(2,370)

—	—	—	—	—	—	201	210	44	139
—	—	—	—	—	—	23	93	75	183
—	—	—	—	—	—	(389)	(1,703)	(816)	(2,049)

—	—	—	—	—	—	(165)	(1,400)	(697)	(1,727)

—	—	—	—	—	—	1,230	451	75	203
—	—	—	—	—	—	26	42	47	124
—	—	—	—	—	—	(160)	(1,201)	(700)	(2,428)

—	—	—	—	—	—	1,096	(708)	(578)	(2,101)

—	—	—	—	—	—	12	226	457	199
—	—	—	—	—	—	4	8	10	1
—	—	—	—	—	—	(18)	(28)	(44)	(2)

—	—	—	—	—	—	(2)	206	423	198

16,887	11,335	65,714	145,939	13,468	74,058	218,864	654,313	11,452	31,689
360	621	5,279	12,835	2,152	5,134	7,463	7,572	678	1,243
(7,746)	(17,162)	(100,925)	(310,969)	(56,275)	(226,300)	(99,489)	(179,399)	(20,273)	(39,967)

9,501	(5,206)	(29,932)	(152,195)	(40,655)	(147,108)	126,838	482,486	(8,143)	(7,035)

12,343	(5,277)	(31,928)	(160,122)	(43,993)	(159,762)	129,028	478,262	(10,660)	(13,035)

14,578	(5,146)	(9,261)	(153,832)	(38,657)	(155,583)	158,781	468,962	(8,343)	(12,249)
39,324	44,470	783,639	937,471	377,853	533,436	868,994	400,032	155,946	168,195

$53,902	$39,324	$774,378	$783,639	$339,196	$377,853	$1,027,775	$868,994	$147,603	$155,946

$88	$(58)	$(122)	$126	$(53)	$338	$(1,100)	$(252)	$(154)	$76

First American Funds 2007 Semiannual Report   51

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Core Bond Fund
Class A
2007[1,2]	$10.79	$0.23	$0.32	$(0.24)	$—	$11.10
2007[2,3]	10.71	0.47	0.09	(0.48)	—	10.79
2006[2,4]	11.15	0.33	(0.37)	(0.33)	(0.07)	10.71
2005[2,5]	11.27	0.40	(0.09)	(0.42)	(0.01)	11.15
2004[2,5]	11.56	0.38	(0.09)	(0.41)	(0.17)	11.27
2003[5]	11.45	0.42	0.15	(0.46)	—	11.56
Class B
2007[1,2]	$10.70	$0.19	$0.32	$(0.20)	$—	$11.01
2007[2,3]	10.63	0.38	0.09	(0.40)	—	10.70
2006[2,4]	11.07	0.26	(0.36)	(0.27)	(0.07)	10.63
2005[2,5]	11.19	0.31	(0.09)	(0.33)	(0.01)	11.07
2004[2,5]	11.48	0.29	(0.09)	(0.32)	(0.17)	11.19
2003[5]	11.38	0.35	0.12	(0.37)	—	11.48
Class C
2007[1,2]	$10.75	$0.19	$0.33	$(0.20)	$—	$11.07
2007[2,3]	10.67	0.38	0.10	(0.40)	—	10.75
2006[2,4]	11.12	0.26	(0.37)	(0.27)	(0.07)	10.67
2005[2,5]	11.24	0.31	(0.09)	(0.33)	(0.01)	11.12
2004[2,5]	11.53	0.29	(0.09)	(0.32)	(0.17)	11.24
2003[5]	11.42	0.34	0.14	(0.37)	—	11.53
Class R6
2007[1,2]	$10.81	$0.22	$0.32	$(0.22)	$—	$11.13
2007[2,3]	10.73	0.44	0.09	(0.45)	—	10.81
2006[2,4]	11.17	0.31	(0.36)	(0.32)	(0.07)	10.73
2005[2,5]	11.30	0.38	(0.10)	(0.40)	(0.01)	11.17
2004[2,5]	11.56	0.38	(0.10)	(0.37)	(0.17)	11.30
2003[5]	11.45	0.42	0.15	(0.46)	—	11.56
Class Y
2007[1,2]	$10.78	$0.24	$0.33	$(0.25)	$—	$11.10
2007[2,3]	10.70	0.49	0.10	(0.51)	—	10.78
2006[2,4]	11.15	0.35	(0.38)	(0.35)	(0.07)	10.70
2005[2,5]	11.27	0.42	(0.08)	(0.45)	(0.01)	11.15
2004[2,5]	11.56	0.40	(0.08)	(0.44)	(0.17)	11.27
2003[5]	11.45	0.45	0.15	(0.49)	—	11.56

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2007 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

5.11%	$101,824	0.95%	4.17%	1.01%	4.11%	65%
5.26	102,723	0.95	4.25	1.01	4.19	137
(0.34)	134,845	0.95	3.98	1.03	3.90	139
2.75	161,410	0.95	3.51	1.05	3.41	208
2.60	184,805	0.95	3.30	1.05	3.20	182
5.08	191,754	0.95	3.58	1.05	3.48	196

4.76%	$8,470	1.70%	3.42%	1.76%	3.36%	65%
4.41	9,634	1.70	3.50	1.76	3.44	137
(0.91)	13,819	1.70	3.23	1.78	3.15	139
2.00	17,078	1.70	2.76	1.80	2.66	208
1.83	21,046	1.70	2.58	1.80	2.48	182
4.23	28,096	1.70	2.83	1.80	2.73	196

4.83%	$4,506	1.70%	3.42%	1.76%	3.36%	65%
4.48	4,567	1.70	3.50	1.76	3.44	137
(1.01)	5,183	1.70	3.22	1.78	3.14	139
1.99	7,266	1.70	2.76	1.80	2.66	208
1.81	9,132	1.70	2.58	1.80	2.48	182
4.30	13,424	1.70	2.85	1.80	2.75	196

5.07%	$232	1.20%	3.90%	1.26%	3.84%	65%
4.99	65	1.20	4.01	1.29	3.92	137
(0.51)	34	1.20	3.77	1.43	3.54	139
2.51	16	1.20	3.37	1.45	3.12	208
2.53	1	0.95	3.37	1.05	3.27	182
5.08	39,236	0.95	3.58	1.05	3.48	196

5.34%	$1,573,084	0.70%	4.41%	0.76%	4.35%	65%
5.53	1,530,750	0.70	4.50	0.76	4.44	137
(0.24)	1,680,105	0.70	4.24	0.78	4.16	139
3.01	1,725,850	0.70	3.77	0.80	3.67	208
2.87	1,740,470	0.70	3.58	0.80	3.48	182
5.34	1,955,909	0.70	3.83	0.80	3.73	196

First American Funds 2007 Semiannual Report   53

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	from		Value
	Beginning	Investment	(Losses) on	Investment	from Net	Return of		End of
	of Period	Income	Investments	Income	Realized Gains	Capital		Period

High Income Bond Fund[1,2]
Class A
2007[3]	$9.61	$0.34	$(0.45)	$(0.35)	$—	$—		$9.15
2007[4]	9.22	0.65	0.38	(0.64)	—	—		9.61
2006[5]	9.41	0.49	(0.20)	(0.48)	—	—		9.22
2005[6]	9.45	0.66	(0.04)	(0.66)	—	—	[9]	9.41
2004[6]	9.13	0.68	0.32	(0.68)	—	—		9.45
2003[6]	7.90	0.68	1.24	(0.69)	—	—		9.13
Class B
2007[3]	$9.57	$0.30	$(0.45)	$(0.31)	$—	$—		$9.11
2007[4]	9.18	0.57	0.39	(0.57)	—	—		9.57
2006[5]	9.37	0.43	(0.19)	(0.43)	—	—		9.18
2005[6]	9.41	0.58	(0.03)	(0.59)	—	—	[9]	9.37
2004[6]	9.09	0.61	0.32	(0.61)	—	—		9.41
2003[6]	7.87	0.61	1.24	(0.63)	—	—		9.09
Class C
2007[3]	$9.58	$0.30	$(0.46)	$(0.31)	$—	$—		$9.11
2007[4]	9.19	0.57	0.39	(0.57)	—	—		9.58
2006[5]	9.38	0.43	(0.19)	(0.43)	—	—		9.19
2005[6]	9.42	0.58	(0.03)	(0.59)	—	—	[9]	9.38
2004[6]	9.10	0.61	0.32	(0.61)	—	—		9.42
2003[6]	7.89	0.61	1.23	(0.63)	—	—		9.10
Class R7
2007[3]	$9.75	$0.32	$(0.45)	$(0.33)	$—	$—		$9.29
2007[4]	9.35	0.62	0.40	(0.62)	—	—		9.75
2006[5]	9.53	0.49	(0.20)	(0.47)	—	—		9.35
2005[6]	9.60	0.62	(0.04)	(0.65)	—	—	[9]	9.53
2004[6]	9.21	0.69	0.32	(0.62)	—	—		9.60
2003[6]	7.98	0.71	1.22	(0.70)	—	—		9.21
Class Y
2007[3]	$9.62	$0.35	$(0.46)	$(0.36)	$—	$—		$9.15
2007[4]	9.23	0.67	0.39	(0.67)	—	—		9.62
2006[5]	9.42	0.51	(0.20)	(0.50)	—	—		9.23
2005[6]	9.46	0.68	(0.03)	(0.69)	—	—	[9]	9.42
2004[6]	9.13	0.70	0.34	(0.71)	—	—		9.46
2003[6]	7.92	0.69	1.24	(0.72)	—	—		9.13

Inflation Protected Securities Fund[2]
Class A
2007[3]	$9.43	$0.19	$0.61	$(0.27)	$—	$—		$9.96
2007[4]	9.54	0.39	(0.16)	(0.34)	—	—		9.43
2006[5]	10.12	0.38	(0.55)	(0.40)	(0.01)	—		9.54
2005[8]	10.00	0.51	(0.02)	(0.37)	—	—		10.12
Class C
2007[3]	$9.41	$0.16	$0.61	$(0.24)	$—	$—		$9.94
2007[4]	9.53	0.33	(0.18)	(0.27)	—	—		9.41
2006[5]	10.11	0.31	(0.53)	(0.35)	(0.01)	—		9.53
2005[8]	10.00	0.40	0.02	(0.31)	—	—		10.11
Class R
2007[3]	$9.43	$0.17	$0.62	$(0.26)	$—	$—		$9.96
2007[4]	9.55	0.33	(0.13)	(0.32)	—	—		9.43
2006[5]	10.13	0.38	(0.56)	(0.39)	(0.01)	—		9.55
2005[8]	10.00	0.43	0.05	(0.35)	—	—		10.13
Class Y
2007[3]	$9.43	$0.20	$0.62	$(0.29)	$—	$—		$9.96
2007[4]	9.55	0.40	(0.16)	(0.36)	—	—		9.43
2006[5]	10.13	0.42	(0.57)	(0.42)	(0.01)	—		9.55
2005[8]	10.00	0.51	0.01	(0.39)	—	—		10.13

[1]	The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	For the six-month period ended December 31, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	For the period July 1 through June 30 in the fiscal year indicated.
[5]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[6]	For the period October 1 through September 30 in the fiscal year indicated.
[7]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[8]	Commenced operations on October 1, 2004.
[9]	Includes a tax return of capital of less than $0.01.

[10]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[10]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(1.18)%	$27,695	1.10%	7.22%	1.30%	7.02%	42%
11.46	28,932	1.10	6.74	1.30	6.54	101
3.14	29,573	1.10	6.94	1.29	6.75	68
6.74	34,144	1.02	6.88	1.27	6.63	77
11.30	43,842	1.00	7.25	1.26	6.99	80
25.30	42,013	1.06	7.72	1.24	7.54	122

(1.67)%	$4,004	1.85%	6.47%	2.05%	6.27%	42%
10.67	4,814	1.85	6.00	2.05	5.80	101
2.57	5,988	1.85	6.19	2.04	6.00	68
5.97	7,191	1.77	6.13	2.02	5.88	77
10.52	8,521	1.75	6.50	2.01	6.24	80
24.33	8,939	1.81	7.00	1.99	6.82	122

(1.66)%	$7,030	1.85%	6.47%	2.05%	6.27%	42%
10.66	8,522	1.85	5.98	2.05	5.78	101
2.56	9,873	1.85	6.19	2.04	6.00	68
5.96	13,403	1.77	6.13	2.02	5.88	77
10.51	17,349	1.75	6.50	2.01	6.24	80
24.14	19,685	1.80	7.01	1.98	6.83	122

(1.39)%	$168	1.35%	6.80%	1.55%	6.60%	42%
11.12	186	1.35	6.38	1.56	6.17	101
3.09	73	1.35	6.82	1.69	6.48	68
6.23	4	1.33	6.31	1.73	5.91	77
11.29	1	1.00	7.33	1.26	7.07	80
25.11	777	1.00	7.86	1.18	7.68	122

(1.16)%	$212,357	0.85%	7.47%	1.05%	7.27%	42%
11.73	232,998	0.85	6.98	1.05	6.78	101
3.34	205,382	0.85	7.19	1.04	7.00	68
7.01	207,610	0.77	7.13	1.02	6.88	77
11.69	234,770	0.75	7.49	1.01	7.23	80
25.29	179,416	0.83	7.97	1.01	7.79	122

8.57%	$2,992	0.85%	3.80%	1.08%	3.57%	40%
2.41	2,712	0.85	4.09	1.06	3.88	90
(1.69)	5,042	0.85	5.20	1.08	4.97	85
4.93	6,917	0.85	5.04	1.09	4.80	23

8.19%	$331	1.60%	3.20%	1.83%	2.97%	40%
1.53	348	1.60	3.44	1.81	3.23	90
(2.26)	552	1.60	4.29	1.83	4.06	85
4.18	855	1.60	3.98	1.84	3.74	23

8.44%	$1,018	1.10%	3.51%	1.33%	3.28%	40%
2.09	822	1.10	3.45	1.31	3.24	90
(1.80)	1	1.10	5.17	1.48	4.79	85
4.81	1	1.10	4.22	1.49	3.83	23

8.71%	$257,276	0.60%	4.16%	0.83%	3.93%	40%
2.56	273,312	0.60	4.21	0.81	4.00	90
(1.50)	317,977	0.60	5.73	0.83	5.50	85
5.24	269,412	0.60	5.05	0.84	4.81	23

First American Funds 2007 Semiannual Report   55

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Distributions	Net Asset
	Value	Net	Gains	from Net	Distributions	from	Value
	Beginning	Investment	(Losses) on	Investment	from Net	Return of	End of
	of Period	Income	Investments	Income	Realized Gains	Capital	Period

Intermediate Government Bond Fund
Class A
2007[1,2]	$8.00	$0.15	$0.38	$(0.13)	$—	$—	$8.40
2007[2,3]	7.99	0.31	0.06	(0.33)	—	(0.03)	8.00
2006[2,4]	8.26	0.22	(0.22)	(0.22)	(0.05)	—	7.99
2005[2,5]	8.82	0.27	(0.15)	(0.28)	(0.40)	—	8.26
2004[2,5]	10.01	0.24	(0.16)	(0.24)	(1.03)	—	8.82
2003[6]	10.00	0.32	0.02	(0.33)	—	—	10.01
Class Y
2007[1,2]	$8.00	$0.16	$0.37	$(0.13)	$—	$—	$8.40
2007[2,3]	7.99	0.32	0.06	(0.34)	—	(0.03)	8.00
2006[2,4]	8.25	0.22	(0.20)	(0.23)	(0.05)	—	7.99
2005[2,5]	8.82	0.28	(0.16)	(0.29)	(0.40)	—	8.25
2004[2,5]	10.01	0.26	(0.17)	(0.25)	(1.03)	—	8.82
2003[6]	10.00	0.34	0.01	(0.34)	—	—	10.01

Intermediate Term Bond Fund
Class A
2007[1,2]	$9.73	$0.20	$0.29	$(0.20)	$—	$—	$10.02
2007[2,3]	9.68	0.41	0.05	(0.41)	—	—	9.73
2006[2,4]	9.99	0.29	(0.27)	(0.30)	(0.03)	—	9.68
2005[2,5]	10.25	0.34	(0.17)	(0.33)	(0.10)	—	9.99
2004[2,5]	10.46	0.31	(0.10)	(0.31)	(0.11)	—	10.25
2003[5]	10.35	0.39	0.12	(0.40)	—	—	10.46
Class Y
2007[1,2]	$9.70	$0.21	$0.29	$(0.21)	$—	$—	$9.99
2007[2,3]	9.65	0.42	0.06	(0.43)	—	—	9.70
2006[2,4]	9.96	0.30	(0.27)	(0.31)	(0.03)	—	9.65
2005[2,5]	10.22	0.36	(0.17)	(0.35)	(0.10)	—	9.96
2004[2,5]	10.43	0.33	(0.11)	(0.32)	(0.11)	—	10.22
2003[5]	10.32	0.41	0.12	(0.42)	—	—	10.43

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Commenced operations on October 25, 2002. All ratios for the period ended September 30, 2003 have been annualized, except total return and portfolio turnover.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

6.64%	$4,587	0.75%	3.66%	1.38%	3.03%	67%
4.68	1,619	0.75	3.80	1.46	3.09	84
0.06	1,689	0.75	3.56	1.26	3.05	70
1.40	1,970	0.75	3.21	1.09	2.87	161
0.98	1,872	0.75	2.69	1.03	2.41	53
3.53	2,502	0.75	3.22	1.05	2.92	74

6.72%	$49,315	0.60%	3.93%	1.13%	3.40%	67%
4.84	37,705	0.60	3.94	1.21	3.33	84
0.30	42,781	0.60	3.70	1.01	3.29	70
1.43	69,349	0.60	3.34	0.84	3.10	161
1.14	129,769	0.60	2.84	0.78	2.66	53
3.64	334,869	0.60	3.68	0.80	3.48	74

5.11%	$29,528	0.85%	4.01%	1.01%	3.85%	47%
4.80	30,655	0.85	4.07	1.01	3.91	110
0.23	38,296	0.75	3.88	1.03	3.60	113
1.69	48,426	0.75	3.39	1.05	3.09	118
2.06	63,219	0.75	2.97	1.04	2.68	169
5.09	78,682	0.75	3.89	1.05	3.59	133

5.21%	$744,850	0.70%	4.15%	0.76%	4.09%	47%
4.98	752,984	0.70	4.22	0.76	4.16	110
0.34	899,175	0.60	4.03	0.78	3.85	113
1.85	1,074,624	0.60	3.55	0.80	3.35	118
2.22	1,219,707	0.60	3.12	0.79	2.93	169
5.25	1,296,529	0.60	4.05	0.80	3.85	133

First American Funds 2007 Semiannual Report   57

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	from		Value
	Beginning	Investment	(Losses) on	Investment	from Net	Return of		End of
	of Period	Income	Investments	Income	Realized Gains	Capital		Period

Short Term Bond Fund
Class A
2007[1,2]	$9.90	$0.20	$0.16	$(0.21)	$—	$—		$10.05
2007[2,3]	9.83	0.36	0.09	(0.38)	—	—		9.90
2006[2,4]	9.93	0.23	(0.06)	(0.27)	—	—		9.83
2005[2,5]	10.11	0.27	(0.16)	(0.29)	—	—	[7]	9.93
2004[2,5]	10.26	0.23	(0.15)	(0.23)	—	—		10.11
2003[5]	10.29	0.28	(0.01)	(0.30)	—	—		10.26
Class Y
2007[1,2]	$9.91	$0.21	$0.15	$(0.22)	$—	$—		$10.05
2007[2,3]	9.83	0.37	0.10	(0.39)	—	—		9.91
2006[2,4]	9.93	0.24	(0.06)	(0.28)	—	—		9.83
2005[2,5]	10.11	0.28	(0.16)	(0.29)	—	(0.01)		9.93
2004[2,5]	10.26	0.25	(0.16)	(0.24)	—	—		10.11
2003[5]	10.30	0.30	(0.02)	(0.32)	—	—		10.26

Total Return Bond Fund
Class A
2007[1,2]	$9.83	$0.21	$0.33	$(0.22)	$—	$—		$10.15
2007[2,3]	9.86	0.45	(0.02)	(0.46)	—	—		9.83
2006[2,4]	10.18	0.31	(0.33)	(0.30)	—	—		9.86
2005[2,5]	10.25	0.43	(0.07)	(0.43)	—	—		10.18
2004[2,5]	10.23	0.46	0.03	(0.47)	—	—	[7]	10.25
2003[5]	9.60	0.51	0.63	(0.51)	—	—		10.23
Class B
2007[1,2]	$9.80	$0.17	$0.33	$(0.18)	$—	$—		$10.12
2007[2,3]	9.82	0.38	(0.02)	(0.38)	—	—		9.80
2006[2,4]	10.14	0.25	(0.32)	(0.25)	—	—		9.82
2005[2,5]	10.21	0.35	(0.07)	(0.35)	—	—		10.14
2004[2,5]	10.20	0.39	0.01	(0.39)	—	—	[7]	10.21
2003[5]	9.57	0.44	0.63	(0.44)	—	—		10.20
Class C
2007[1,2]	$9.78	$0.16	$0.34	$(0.18)	$—	$—		$10.10
2007[2,3]	9.80	0.37	(0.01)	(0.38)	—	—		9.78
2006[2,4]	10.12	0.25	(0.32)	(0.25)	—	—		9.80
2005[2,5]	10.20	0.35	(0.07)	(0.36)	—	—		10.12
2004[2,5]	10.18	0.39	0.02	(0.39)	—	—	[7]	10.20
2003[5]	9.55	0.44	0.63	(0.44)	—	—		10.18
Class R6
2007[1,2]	$9.88	$0.19	$0.34	$(0.20)	$—	$—		$10.21
2007[2,3]	9.90	0.43	(0.02)	(0.43)	—	—		9.88
2006[2,4]	10.23	0.30	(0.34)	(0.29)	—	—		9.90
2005[2,5]	10.29	0.41	(0.07)	(0.40)	—	—		10.23
2004[2,5]	10.23	0.48	—	(0.42)	—	—	[7]	10.29
2003[5]	9.60	0.51	0.63	(0.51)	—	—		10.23
Class Y
2007[1,2]	$9.83	$0.22	$0.33	$(0.23)	$—	$—		$10.15
2007[2,3]	9.85	0.47	(0.01)	(0.48)	—	—		9.83
2006[2,4]	10.17	0.33	(0.33)	(0.32)	—	—		9.85
2005[2,5]	10.24	0.46	(0.07)	(0.46)	—	—		10.17
2004[2,5]	10.23	0.49	0.01	(0.49)	—	—	[7]	10.24
2003[5]	9.59	0.54	0.64	(0.54)	—	—		10.23

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Includes a tax return of capital of less than $0.01.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.69%	$64,348	0.75%	4.02%	1.06%	3.71%	41%
4.60	66,722	0.75	3.61	1.04	3.32	47
1.75	78,771	0.75	3.11	1.04	2.82	60
1.08	97,863	0.75	2.68	1.05	2.38	64
0.76	130,531	0.75	2.28	1.05	1.98	89
2.71	159,451	0.75	2.75	1.05	2.45	60

3.67%	$274,848	0.60%	4.17%	0.81%	3.96%	41%
4.86	311,131	0.60	3.74	0.79	3.55	47
1.87	454,665	0.60	3.26	0.79	3.07	60
1.23	625,392	0.60	2.83	0.80	2.63	64
0.91	943,181	0.60	2.43	0.80	2.23	89
2.76	832,266	0.60	2.84	0.80	2.64	60

5.49%	$14,919	0.99%	4.09%	1.11%	3.97%	54%
4.36	13,198	1.00	4.48	1.13	4.35	180
(0.17)	15,522	1.00	4.14	1.17	3.97	166
3.57	19,113	1.00	4.20	1.25	3.95	285
4.89	21,034	1.00	4.54	1.25	4.29	132
12.26	13,522	1.00	5.15	1.26	4.89	91

5.11%	$2,176	1.74%	3.36%	1.86%	3.24%	54%
3.69	2,272	1.75	3.74	1.88	3.61	180
(0.74)	3,657	1.75	3.40	1.92	3.23	166
2.81	4,395	1.75	3.45	2.00	3.20	285
3.97	5,474	1.75	3.83	2.00	3.58	132
11.46	13,576	1.75	4.46	2.01	4.20	91

5.13%	$2,956	1.74%	3.29%	1.86%	3.17%	54%
3.70	1,792	1.75	3.73	1.88	3.60	180
(0.74)	2,501	1.75	3.40	1.92	3.23	166
2.71	2,858	1.75	3.46	2.00	3.21	285
4.11	3,789	1.75	3.81	2.00	3.56	132
11.50	5,752	1.75	4.43	2.01	4.17	91

5.43%	$224	1.24%	3.85%	1.36%	3.73%	54%
4.20	219	1.25	4.22	1.44	4.03	180
(0.44)	14	1.25	4.05	1.57	3.73	166
3.40	3	1.25	3.98	1.65	3.58	285
4.83	1	1.00	4.64	1.25	4.39	132
12.25	2,668	1.00	5.21	1.26	4.95	91

5.62%	$1,007,500	0.74%	4.35%	0.86%	4.23%	54%
4.73	851,513	0.75	4.71	0.88	4.58	180
0.02	378,338	0.75	4.43	0.92	4.26	166
3.83	278,777	0.75	4.43	1.00	4.18	285
5.05	243,018	0.75	4.80	1.00	4.55	132
12.65	245,877	0.75	5.42	1.01	5.16	91

First American Funds 2007 Semiannual Report   59

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

U.S. Government Mortgage Fund
Class A
2007[1,2]	$10.22	$0.23	$0.17	$(0.24)	$—	$10.38
2007[2,3]	10.18	0.46	0.05	(0.47)	—	10.22
2006[2,4]	10.53	0.33	(0.32)	(0.36)	—	10.18
2005[2,5]	10.72	0.41	(0.14)	(0.46)	—	10.53
2004[2,5]	10.89	0.38	(0.09)	(0.46)	—	10.72
2003[5]	11.16	0.35	(0.05)	(0.45)	(0.12)	10.89
Class B
2007[1,2]	$10.24	$0.19	$0.17	$(0.20)	$—	$10.40
2007[2,3]	10.20	0.38	0.05	(0.39)	—	10.24
2006[2,4]	10.54	0.27	(0.31)	(0.30)	—	10.20
2005[2,5]	10.74	0.33	(0.15)	(0.38)	—	10.54
2004[2,5]	10.90	0.30	(0.08)	(0.38)	—	10.74
2003[5]	11.18	0.28	(0.06)	(0.38)	(0.12)	10.90
Class C
2007[1,2]	$10.18	$0.19	$0.17	$(0.20)	$—	$10.34
2007[2,3]	10.15	0.38	0.04	(0.39)	—	10.18
2006[2,4]	10.49	0.27	(0.31)	(0.30)	—	10.15
2005[2,5]	10.68	0.33	(0.14)	(0.38)	—	10.49
2004[2,5]	10.84	0.30	(0.09)	(0.37)	—	10.68
2003[5]	11.13	0.29	(0.08)	(0.38)	(0.12)	10.84
Class R6
2007[1,2]	$10.21	$0.22	$0.17	$(0.23)	$—	$10.37
2007[2,3]	10.17	0.43	0.06	(0.45)	—	10.21
2006[2,4]	10.51	0.31	(0.31)	(0.34)	—	10.17
2005[2,5]	10.72	0.37	(0.14)	(0.44)	—	10.51
2004[2,5]	10.85	0.39	(0.10)	(0.42)	—	10.72
2003[5]	11.12	0.30	—	(0.45)	(0.12)	10.85
Class Y
2007[1,2]	$10.22	$0.24	$0.17	$(0.25)	$—	$10.38
2007[2,3]	10.19	0.48	0.05	(0.50)	—	10.22
2006[2,4]	10.53	0.35	(0.31)	(0.38)	—	10.19
2005[2,5]	10.73	0.43	(0.14)	(0.49)	—	10.53
2004[2,5]	10.89	0.41	(0.08)	(0.49)	—	10.73
2003[5]	11.16	0.37	(0.04)	(0.48)	(0.12)	10.89

[1]	For the six-month period ended December 31, 2007 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2007 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.02%	$12,314	0.95%	4.48%	1.18%	4.25%	163%
5.07	13,785	0.95	4.41	1.16	4.20	303
0.09	16,059	0.95	4.27	1.11	4.11	220
2.59	24,504	0.95	3.80	1.08	3.67	251
2.74	32,815	0.95	3.53	1.05	3.43	127
2.79	24,667	0.95	2.98	1.06	2.87	175

3.62%	$4,293	1.70%	3.73%	1.93%	3.50%	163%
4.26	4,920	1.70	3.66	1.91	3.45	303
(0.38)	6,595	1.70	3.52	1.86	3.36	220
1.72	7,926	1.70	3.05	1.83	2.92	251
2.02	9,155	1.70	2.79	1.80	2.69	127
1.96	11,397	1.70	2.22	1.81	2.11	175

3.65%	$2,542	1.70%	3.74%	1.93%	3.51%	163%
4.19	3,077	1.70	3.67	1.91	3.46	303
(0.38)	5,127	1.70	3.52	1.86	3.36	220
1.82	6,585	1.70	3.05	1.83	2.92	251
2.02	10,520	1.70	2.79	1.80	2.69	127
1.91	18,801	1.70	2.19	1.81	2.08	175

3.90%	$634	1.20%	4.19%	1.43%	3.96%	163%
4.82	204	1.20	4.17	1.41	3.96	303
0.04	7	1.20	4.04	1.51	3.73	220
2.18	3	1.20	3.42	1.48	3.14	251
2.74	1	0.95	3.58	1.05	3.48	127
2.79	17,296	0.95	3.04	1.06	2.93	175

4.15%	$127,820	0.70%	4.72%	0.93%	4.49%	163%
5.23	133,960	0.70	4.66	0.91	4.45	303
0.38	140,407	0.70	4.52	0.86	4.36	220
2.75	158,230	0.70	4.05	0.83	3.92	251
3.09	171,143	0.70	3.79	0.80	3.69	127
3.03	214,531	0.70	3.27	0.81	3.16	175

First American Funds 2007 Semiannual Report   61

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2007, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class B shares are not offered by Inflation Protected Securities Fund.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued a the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good

62   First American Funds 2007 Semiannual Report

faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of December 31, 2007, Core Bond Fund and Short Term Bond Fund held fair value securities with a value of $0 and $0, respectively, or 0.0% and 0.0%, respectively, of total net assets.

Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale and straddle losses, paydowns on pass through obligations, expiration of capital loss carryforwards, and tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2007 (estimated) and the fiscal year ended June 30, 2007 (adjusted by dividends payable as of December 31, 2007 and June 30, 2007) were as follows:

	December 31, 2007

	Ordinary	Return of
Fund	Income	Capital	Total

Core Bond Fund	$38,044	$—	$38,044
High Income Bond Fund	9,436	—	9,436
Inflation Protected Securities Fund	5,774	—	5,774
Intermediate Government Bond Fund	744	—	744
Intermediate Term Bond Fund	16,865	—	16,865
Short Term Bond Fund	7,942	—	7,942
Total Return Bond Fund	20,819	—	20,819
U.S. Government Mortgage Fund	3,806	—	3,806

First American Funds 2007 Semiannual Report   63

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

	June 30, 2007

	Ordinary	Return of
Fund	Income	Capital	Total

Core Bond Fund	$76,723	$—	$76,723
High Income Bond Fund	17,240	—	17,240
Inflation Protected Securities Fund	12,694	—	12,694
Intermediate Government Bond Fund	1,595	151	1,746
Intermediate Term Bond Fund	35,261	—	35,261
Short Term Bond Fund	17,150	—	17,150
Total Return Bond Fund	26,685	—	26,685
U.S. Government Mortgage Fund	7,219	—	7,219

As of June 30, 2007, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Accumulated			Total
	Undistributed	Capital and		Other	Accumulated
	Ordinary	Post-October	Unrealized	Accumulated	Earnings
Fund	Income	Losses	Depreciation	Losses	Deficit

Core Bond Fund	$5,362	$(35,235)	$(32,859)	$(698)	$(63,430)
High Income Bond Fund	1,876	(1,250)	(391)	(146)	89
Inflation Protected Securities Fund	2,557	(13,565)	(10,703)	(52)	(21,763)
Intermediate Government Bond Fund	—	(1,658)	(869)	—	(2,527)
Intermediate Term Bond Fund	2,124	(26,834)	(9,777)	(536)	(35,023)
Short Term Bond Fund	1,363	(20,548)	(2,947)	(143)	(22,275)
Total Return Bond Fund	4,157	(17,208)	(11,435)	(445)	(24,931)
U.S. Government Mortgage Fund	571	(7,675)	(4,303)	(98)	(11,505)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and straddles, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of June 30, 2007, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2008	2009	2010	2011	2012	2013	2014	2015	Total

Core Bond Fund	$—	$—	$—	$—	$—	$—	$3,584	$23,477	$27,061
High Income Bond Fund	—	—	—	1,250	—	—	—	—	1,250
Inflation Protected Securities Fund	—	—	—	—	—	—	256	5,928	6,184
Intermediate Government Bond Fund	—	—	—	—	—	—	134	1,493	1,627
Intermediate Term Bond Fund	—	—	—	—	—	—	6,285	15,157	21,442
Short Term Bond Fund	145	—	4	—	2,223	—	8,101	7,433	17,906
Total Return Bond Fund	—	—	—	3,708	—	—	472	6,125	10,305
U.S. Government Mortgage Fund	—	—	—	—	3,145	1,293	555	1,629	6,622

For the fiscal year ended June 30, 2007, Short Term Bond Fund and Total Return Bond Fund had capital loss carryforwards of $632 and $7,439, respectively, that expired unused.

Certain funds incurred a loss for tax purposes for the period from November 1, 2006 to June 30, 2007. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2008. The following funds had deferred losses:

Fund	Amount

Core Bond Fund	$8,174
Inflation Protected Securities Fund	7,381
Intermediate Government Bond Fund	31
Intermediate Term Bond Fund	5,392
Short Term Bond Fund	2,642
Total Return Bond Fund	6,903
U.S. Government Mortgage Fund	1,053

FUTURES TRANSACTIONS – In order to gain exposure or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin

64   First American Funds 2007 Semiannual Report

required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of December 31, 2007, the following funds had outstanding futures contracts as disclosed in their Schedule of Investments: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal). As of December 31, 2007, the following funds had outstanding interest rate swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As of December 31, 2007, the following funds had outstanding credit default swap agreements as disclosed in their Schedule of Investments: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of other income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of December 31, 2007, the following funds held options written as disclosed in their Schedule of Investments: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, and Total Return Bond Fund.

First American Funds 2007 Semiannual Report   65

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of December 31, 2007, no fund held options purchased.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain(loss) for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

For the six-month period ended December 31, 2007, High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund had non-U.S. dollar denominated investments with a total value of $514, $553, and $16,321, respectively, or 0.2%, 0.2%, and 1.6%, respectively, of total net assets.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At December 31, 2007, Core Bond Fund and U.S. Government Mortgage Fund had when-issued or forward-commitment securities outstanding with a total cost of $7,670 and $41,288, respectively.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended December 31, 2007, the funds had no outstanding dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the

66   First American Funds 2007 Semiannual Report

funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At December 31, 2007, Core Bond Fund, High Income Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund had investments in illiquid securities with a total value of $52, $8, $30, and $0, respectively, or 0.0%, 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Core Bond Fund	Par	Acquired	Basis

Duty Free International	$2,191	1/99-7/99	$2,187
Westam Mortgage Financial	52	9/97	51

		Date	Cost
High Income Bond Fund	Par	Acquired	Basis

Green Tree Financial	$8	5/99	$8

		Date	Cost
Intermediate Term Bond Fund	Par	Acquired	Basis

Westam Mortgage Financial	$30	11/97	$29

		Dates	Cost
Short Term Bond Fund	Par	Acquired	Basis

Auto Bond Receivables Trust	$106	11/98-11/00	$106

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions or credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Effective January 23, 2007. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets in this money market fund. Securities lending fees paid to U.S. Bank by the funds during the six-month period ended December 31, 2007, were as follows:

Fund	Amount

Core Bond Fund	$352
High Income Bond Fund	55
Inflation Protected Securities Fund	102
Intermediate Term Bond Fund	134
Short Term Bond Fund	39
Total Return Bond Fund	210
U.S. Government Mortgage Fund	20

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and

First American Funds 2007 Semiannual Report   67

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund

Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

FAF Advisors has agreed to waive fees and reimburse other fund expenses through October 31, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10	1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund	0.85	NA	NA	NA	0.70
Short Term Bond Fund	0.75	NA	NA	NA	0.60
Total Return Bond Fund	1.00	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2007, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Core Bond Fund	$—	$19
High Income Bond Fund	—	2
Inflation Protected Securities Fund	—	—
Intermediate Government Bond Fund	—	—
Intermediate Term Bond Fund	—	4
Short Term Bond Fund	—	4
Total Return Bond Fund	2	21
U.S. Government Mortgage Fund	5	2

68   First American Funds 2007 Semiannual Report

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund.

For the six-month period ended December 31, 2007, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Intermediate Government Bond Fund	$1
Intermediate Term Bond Fund	15
Short Term Bond Fund	33

Under the distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2007:

Fund	Amount

Core Bond Fund	$86
High Income Bond Fund	23
Inflation Protected Securities Fund	3
Intermediate Government Bond Fund	1
Intermediate Term Bond Fund	12
Short Term Bond Fund	25
Total Return Bond Fund	21
U.S. Government Mortgage Fund	22

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2007, legal fees and expenses of $25 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Core Bond Fund	$25
High Income Bond Fund	6
Inflation Protected Securities Fund	—
Intermediate Government Bond Fund	—
Intermediate Term Bond Fund	2
Short Term Bond Fund	1
Total Return Bond Fund	7
U.S. Government Mortgage Fund	10

First American Funds 2007 Semiannual Report   69

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FAIF has 362 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Core		High Income		Inflation Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	490	1,120	710	1,279	38	90
Shares issued in lieu of cash distributions	155	339	73	133	6	15
Shares redeemed	(998)	(4,531)	(765)	(1,610)	(31)	(345)

Total Class A transactions	(353)	(3,072)	18	(198)	13	(240)

Class B:
Shares issued	20	34	8	33	—	—
Shares issued in lieu of cash distributions	13	37	9	19	—	—
Shares redeemed	(164)	(471)	(80)	(201)	—	—

Total Class B transactions	(131)	(400)	(63)	(149)	—	—

Class C:
Shares issued	34	97	47	173	10	11
Shares issued in lieu of cash distributions	6	14	14	31	—	1
Shares redeemed	(58)	(172)	(180)	(389)	(14)	(33)

Total Class C transactions	(18)	(61)	(119)	(185)	(4)	(21)

Class R:
Shares issued	24	4	22	11	17	113
Shares issued in lieu of cash distributions	—	—	—	—	2	2
Shares redeemed	(9)	(1)	(23)	—	(4)	(28)

Total Class R transactions	15	3	(1)	11	15	87

Class Y:
Shares issued	14,784	41,764	1,696	6,767	4,198	13,147
Shares issued in lieu of cash distributions	863	2,017	102	205	152	344
Shares redeemed	(15,883)	(58,789)	(2,819)	(5,012)	(7.502)	(17,813)

Total Class Y transactions	(236)	(15,008)	(1,021)	1,960	(3,152)	(4,322)

Net increase (decrease) in capital shares	(723)	(18,538)	(1,186)	1,439	(3,128)	(4,496)

	Intermediate Government		Intermediate Term		Short Term
	Bond Fund		Bond Fund		Bond Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	371	30	176	314	112	116
Shares issued in lieu of cash distributions	4	7	52	124	105	208
Shares redeemed	(31)	(46)	(431)	(1,244)	(551)	(1,600)

Total Class A transactions	344	(9)	(203)	(806)	(334)	(1,276)

Class B:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class B transactions	—	—	—	—	—	—

Class C:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class C transactions	—	—	—	—	—	—

Class R:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class R transactions	—	—	—	—	—	—

Class Y:
Shares issued	2,057	1,404	6,647	14,893	1,348	7,464
Shares issued in lieu of cash distributions	44	77	534	1,310	215	518
Shares redeemed	(942)	(2,121)	(10,228)	(31,763)	(5,627)	(22,815)

Total Class Y transactions	1,159	(640)	(3,047)	(15,560)	(4,064)	(14,833)

Net increase (decrease) in capital shares	1,503	(649)	(3,250)	(16,366)	(4,398)	(16,109)

70   First American Funds 2007 Semiannual Report

	Total Return		U.S. Government
	Bond Fund		Mortgage Fund

			Six-Month
	Six-Month	Year	Period	Year
	Period Ended	Ended	Ended	Ended
	12/31/07	6/30/07	12/31/07	6/30/07

Class A:
Shares issued	322	207	40	166
Shares issued in lieu of cash distributions	25	53	25	56
Shares redeemed	(221)	(492)	(228)	(450)

Total Class A transactions	126	(232)	(163)	(228)

Class B:
Shares issued	20	21	4	13
Shares issued in lieu of cash distributions	2	9	8	18
Shares redeemed	(39)	(171)	(79)	(197)

Total Class B transactions	(17)	(141)	(67)	(166)

Class C:
Shares issued	123	45	7	20
Shares issued in lieu of cash distributions	3	4	5	12
Shares redeemed	(16)	(121)	(68)	(235)

Total Class C transactions	110	(72)	(56)	(203)

Class R:
Shares issued	1	23	44	19
Shares issued in lieu of cash distributions	1	1	1	—
Shares redeemed	(2)	(3)	(4)	—

Total Class R transactions	—	21	41	19

Class Y:
Shares issued	21,810	65,447	1,111	3,047
Shares issued in lieu of cash distributions	742	759	66	120
Shares redeemed	(9,942)	(17,953)	(1,969)	(3,847)

Total Class Y transactions	12,610	48,253	(792)	(680)

Net increase (decrease) in capital shares	12,829	47,829	(1,037)	(1,258)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended December 31, 2007 and the fiscal year ended June 30, 2007, were as follows:

	Six-Month	Year
	Period Ended	Ended
Fund	12/31/07	6/30/07

Core Bond Fund	42	244
High Income Bond Fund	1	23
Total Return Bond Fund	4	78
U.S. Government Mortgage Fund	5	41

5 >	Investment Security Transactions

During the six-month period ended December 31, 2007, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities
Fund	Purchases	Sales	Purchases	Sales

Core Bond Fund	$749,122	$963,371	$330,661	$119,588
High Income Bond Fund	—	—	106,264	113,969
Inflation Protected Securities Fund	81,680	121,086	20,063	8,470
Intermediate Government Bond Fund	41,945	30,046	—	—
Intermediate Term Bond Fund	254,149	318,722	106,840	75,443
Short Term Bond Fund	47,912	126,482	96,577	64,287
Total Return Bond Fund	439,323	414,047	187,317	79,718
U.S. Government Mortgage Fund	274,494	290,004	26,142	13,358

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at December 31, 2007, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Core Bond Fund	$17,641	$(16,887)	$754	$2,330,020
High Income Bond Fund	2,068	(13,072)	(11,004)	293,216
Inflation Protected Securities Fund	7,969	(889)	7,080	380,309
Intermediate Government Bond Fund	1,084	(241)	843	51,987
Intermediate Term Bond Fund	10,363	(5,370)	4,993	964,737
Short Term Bond Fund	2,534	(1,992)	542	373,299
Total Return Bond Fund	13,615	(8,198)	5,417	1,396,841
U.S. Government Mortgage Fund	1,205	(1,734)	(529)	233,963

6 >	Options Written

Transactions in options written for the six-month period ended December 31, 2007, were as follows:

	Put Options Written		Call Options Written
	Number of	Premium	Number of	Premium
Core Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2007	—	$—	423	$119
Opened	320	149	320	177
Expired	—	—	—	—
Closed	—	—	(423)	(119)

Balance at December 31, 2007	320	149	320	177

First American Funds 2007 Semiannual Report   71

Notes toFinancial Statements  December 31, 2007 (unaudited), all dollars and shares are rounded to thousands (000)

	Put Options Written		Call Options Written
Inflation Protected	Number of	Premium	Number of	Premium
Securities Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2007	—	$—	75	$21
Opened	51	24	51	28
Expired	—	—	—	—
Closed	—	—	(75)	(21)

Balance at December 31, 2007	51	$24	51	$28

	Put Options Written		Call Options Written
Intermediate Term	Number of	Premium	Number of	Premium
Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2007	—	$—	204	$57
Opened	151	71	151	83
Expired	—	—	—	—
Closed	—	—	(204)	(57)

Balance at December 31, 2007	151	$71	151	$83

	Put Options Written		Call Options Written
	Number of	Premium	Number of	Premium
Total Return Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2007	—	$—	197	$55
Opened	347	169	1,300	361
Expired	—	—	(382)	(25)
Closed	—	—	(767)	(205)

Balance at December 31, 2007	347	$169	348	$186

7 >	Concentration of Risks

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund invest in lower-rated (e.g., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s or Fitch) corporate and foreign debt obligations, which are commonly referred to as “junk bonds.” Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	New Accounting Pronouncement

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and as of December 31, 2007, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

72   First American Funds 2007 Semiannual Report

Notice toShareholders  December 31, 2007 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

First American Funds 2007 Semiannual Report   73

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the
First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08  2/2008  SAR-INCOME

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6–-Schedule of Investments
This schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8–-Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9–-Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10–-Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11–-Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12–-Exhibits
(a)(1) Not applicable.
(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 6, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 6, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 6, 2008